EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	792350	xxxxxx	28833551	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.55273% or Final Disclosure APR of 9.60800% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-07-31): SitusAMC received proof of delivery.	07/31/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28834142	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different address than what is on the note.		Reviewer Comment (2023-07-28): Client elects to waive			07/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28834143	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The initial loan estimate is electronically signed on xxxxxx ; however, the earliest e-sign document is dated xxxxxx .		Reviewer Comment (2023-07-31): SitusAMC received proof of delivery.	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28834145	xxxxxx	07/31/2023	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard insurance policy reflects the address as xxxxxx; however, the note reflects the address as xxxxxx.		Reviewer Comment (2023-07-31): Updated HOI provided	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28834146	xxxxxx	07/31/2023	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certiicate reflects the address as xxxxxx; however, the note reflects the address as xxxxxx.		Reviewer Comment (2023-07-31): Updated flood cert provided	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28834147	xxxxxx	07/31/2023	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal report reflects the address as xxxxxx; however, the note reflects the address as xxxxxx.		Reviewer Comment (2023-07-31): Updated appraisal provided	07/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28849496	xxxxxx	07/31/2023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title reflects the subject property is a PUD, however the appraisal nor DOT reflect PUD.		Reviewer Comment (2023-08-07): Updated title commitment provided	08/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28853064	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-08-18): Client elects to waive			08/18/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28853065	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.55273% or Final Disclosure APR of 9.60800% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-08-18): Client elects to waive. SOL 1 year expires xxxxxx			08/18/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792350	xxxxxx	28853066	xxxxxx	07/31/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-08-18): Client elects to waive. SOL 1 year expires xxxxxx			08/18/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851695	xxxxxx	08/02/2023	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-08-03): E-Consent provided	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851749	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851750	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.51260% or Final Disclosure APR of 10.54100% is equal to or greater than the threshold of APOR 6.91% + 1.5%, or 8.41000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation.		Reviewer Comment (2023-08-21): Client elects to waive. SOL 1 year expires xxxxxx			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851756	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-08-21): Client elects to waive. SOL 1 year expires xxxxxx			08/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851757	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.95915% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.95915%).			Reviewer Comment (2023-07-31): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792271	xxxxxx	28851763	xxxxxx	08/02/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure provided on xxxxxx ; however, the Closing Disclosure is not signed and dated by the borrower and there is no other document in the file that confirms when the borrower received the Closing Disclosure; therefore, it is estimated that the borrower received the Closing Disclosure on xxxxxx , which is not at least 3 business days prior to closing.		Reviewer Comment (2023-08-03): SitusAMC received disclosure tracking for the xxxxxx CD.	08/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28961293	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.85569% or Final Disclosure APR of 10.87500% is equal to or greater than the threshold of APOR 6.86% + 3.5%, or 10.36000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28961294	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-08-23): Client elects to waive			08/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28961295	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28961296	xxxxxx	08/23/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2023-09-01): SitusAMC There are 2 set of CD dated xxxxxx . Please provide evidence that all borrowers received the CD dated xxxxxx (showing cash to close $69,921.17) 3 days prior to closing date.			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28961305	xxxxxx	08/23/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-08-16): A CDA was provided. Reviewer Comment (2023-08-29): Client elects to waive	08/16/2024			1	D	A	A	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795235	xxxxxx	28970354	xxxxxx	08/23/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx, Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-09-11): Cleared report provided	09/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28963360	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.57463% or Final Disclosure APR of 10.67900% is equal to or greater than the threshold of APOR 6.67% + 3.5%, or 10.17000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28963361	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28963362	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.	HPML loans require a full interior/exterior appraisal.		Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28963387	xxxxxx	08/22/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-08-16): A CDA was provided. Reviewer Comment (2024-08-16): bf Reviewer Comment (2023-08-29): Client elects to waive	08/16/2024			1	D	A	A	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28969278	xxxxxx	08/22/2023	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per the xxxxxx matrix, for loan amounts over xxxxxx a full appraisal is required. 2055E only provided.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00.				09/14/2023	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795237	xxxxxx	28969304	xxxxxx	08/22/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	A verbal verification of employment must contain the following information: • Date of contact • Borrower’s employment status and job title • Name, phone number, and title of individual contacted at entity • Name of the entity contacted • Name and title of associate contacting employer AND • Method and source used to obtain the phone number	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2023-09-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-11): The document provided is dated post-closing.			09/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795238	xxxxxx	28960975	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.76193% or Final Disclosure APR of 10.76600% is equal to or greater than the threshold of APOR 6.86% + 3.5%, or 10.36000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795238	xxxxxx	28960976	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795238	xxxxxx	28960977	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795238	xxxxxx	28961015	xxxxxx	08/22/2023	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-09-12): Updated report provided Reviewer Comment (2023-09-11): Document not provided in trailing documents. Please try uploading again.	09/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795238	xxxxxx	28969013	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $710.00 exceeds tolerance of $425.00 plus 10% or $467.50. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded due to increase of Settlement fee on the final CD from $375 to $580. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795238	xxxxxx	28969308	xxxxxx	08/22/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-08-19): A CDA was received Reviewer Comment (2023-08-29): Client elects to waive	08/19/2024			1	D	A	A	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795231	xxxxxx	28964152	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.61173% or Final Disclosure APR of 10.65200% is equal to or greater than the threshold of APOR 6.63% + 3.5%, or 10.13000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795231	xxxxxx	28964153	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-08-22): Client elects to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795231	xxxxxx	28964154	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795231	xxxxxx	28964158	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $885.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $200 due to an increase in the appraisal fee that was lender paid. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2023-08-31): SitusAMC: Lender states the baseline should be $510 vs SitusAMC calculated amount of $425. Lender has included the Title - Abstract fee(s) in the 10% baseline. However, these fees were not charged to the borrower on the Final CD.  A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. On Initial LE Title - Settlement fee $375 and Recording fee $50. The Total of 10% Tolerance fee on LE is $425+10% ($42.5)=$467.5. whereas on Final CD Title-Settlement fee $750, Title - Lender title fee $85 and Recording fee $50 on Final CD total of 10% Tolerance is $885. Hence, the fees were exceeds 10% tolerance of $417.5. Provide a Corrected CD disclosing the tolerance cure of $417.5 with copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																	09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795231	xxxxxx	28968001	xxxxxx	08/22/2023	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-08-30): The property history report reflects the property tax amount.	08/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963746	xxxxxx	08/22/2023	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-08-16): A Title Report was provided as required by guidelines. Reviewer Comment (2023-09-14): Client elects to waive with verified compensation factors	08/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963789	xxxxxx	08/22/2023	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. The supporting secondary valuation is missing. Sec ID: 56	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-08-16): A CDA was provided. Reviewer Comment (2023-08-29): Client elects to waive	08/16/2024			1	D	A	A	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963825	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.88987% or Final Disclosure APR of 10.95800% is equal to or greater than the threshold of APOR 6.72% + 3.5%, or 10.22000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963826	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2023-08-22): Client elect to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963827	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28963850	xxxxxx	08/22/2023	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 693 is less than Guideline representative FICO score of 700.		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-09-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-09-12): The updated report is dated post-close and not acceptable.			09/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	795241	xxxxxx	28969632	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The property report reflects the last creditor to be the same as on the subject Note, which requires an H-9 Right To Cancel form.		Reviewer Comment (2023-08-22): Client elect to waive			08/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795241	xxxxxx	28969639	xxxxxx	08/22/2023	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of xxxxxx on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)			Reviewer Comment (2023-09-13): Client elects to waive. SOL 1 year expires xxxxxx			09/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	795241	xxxxxx	29001023	xxxxxx	08/31/2023	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 (2021)		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-09-14): Client elects to waive with verified compensation factors			09/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30299023	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes	As per the application section 4 subject property is Refinance of Investment Property. However on declaration section 5A borrower has selected Yes for Will you occupy the property as your primary residence?. Provide the corrected 1003 and lender attesation on error.		Reviewer Comment (2024-04-15): Attestation and updated 1003 provided	04/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30304066	xxxxxx	04/10/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate reflects City as xxxxxx vs xxxxxx as per Note.		Reviewer Comment (2024-04-12): Updated flood cert provided	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30304068	xxxxxx	04/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance policy reflects City as xxxxxx vs xxxxxx as per Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-04-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-04-15): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-04-12): The address affidavit does not clear this condition. All addresses must match. Based on the comments the address reflects the city is (xxxxxx) xxxxxx, so the insurance should be able to be updated. Investor can elect to waive with verified compensation factors.			04/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30306710	xxxxxx	04/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-04-19): Clearance LOE provided Reviewer Comment (2024-04-15): The UW cert does not address all high risk red flags. 1) Borrower has additional loan applications....was not addressed.	04/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30315416	xxxxxx	04/10/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Final 1003, dec page, reflects intent to occupy		Reviewer Comment (2024-04-08): Client elects to waive			04/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30315421	xxxxxx	04/10/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Second mortgagee + ISAOA is missing		Reviewer Comment (2024-04-12): Updated HOI provided with mortgagee + ISAOA	04/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809683	xxxxxx	30315450	xxxxxx	04/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement, Paystubs, Third Party Verification	1) A borrower that W2's themselves requires a YTD paystub 2) If the tax return date exceeds 90 days from the note date, a YTD Profit and Loss Statement (P&L), signed and dated by the borrower, up to and including the most recent month preceding the loan application date and two (2) business checking account statements for the two (2) most recent months reflected on the P&L. The P&L may be either: prepared by a 3rd party or prepared by the borrower. If a gap exists between the tax return ending date and the start date of the YTD P&L, a gap-year P&L is also required. The qualifying income is determined from the tax returns; the P&L is used to determine the stability of that income. The bank statements for the two (2) most recent months must reflect deposits that support the sales from the P&L and the qualifying income from the prior year(s) tax returns.30 Third party verification of SE must be provided within 120 days 3) Business verification for self-employment by 3rd party within 120-days of Note Date. Methods of verifying the business include one of the following: a letter from a CPA, regulatory agency, an applicable licensing bureau or other reasonable evidence of business activity. Internet listings are an acceptable source of verification. 4) The business and personal returns are not signed and dated by the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-05-28): Client elects to waive with verified compensation factors

Reviewer Comment (2024-05-25): Received signed and dated 2021 business and personal returns. Pending receipt of YTD paystub. It doesn't matter if the borrower utilized W2 income to qualify. The guidelines just state if the borrower W2's themselves, a YTD paystub is required. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-05-08): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-04-29): Received 2023/2024 signed and dated P&L's and received 2022 signed and dated personal and business tax returns. Pending receipt of 2021 signed and dated personal and business tax returns and YTD paystub.

Reviewer Comment (2024-04-15): Received 2 months bank statements and CPA letter dated within 120 days of closing. Pending receipt of 1) YTD paystubs. Paystubs are required when the borrower W2's themselves as required per the investor guidelines 2) Signed and dated business and personal tax returns by the borrower as required per the investor guidelines 3) YTD P&L and Gap YTD P&L (2023 & 2024) as required per the investor's guidelines when the last ending filed return is > 90 days from the Note date.

Reviewer Comment (2024-04-12): Third party verification of SE was provided but does not reflect a pull date. A VVOE is not acceptable for third party verification of SE. The third party verification of SE must be within 120 days of the Note date. Further, no other documents per the original condition were provided. Please refer to the original condition for all requirements.

Reviewer Comment (2024-04-12): Third Party Verification received however 1) A borrower that W2's themselves requires a YTD paystub 2) If the tax return date exceeds 90 days from the note date, a YTD Profit and Loss Statement (P&L), signed and dated by the borrower, up to and including the most recent month preceding the loan application date and two (2) business checking account statements for the two (2) most recent months reflected on the P&L. The P&L may be either: prepared by a 3rd party or prepared by the borrower. If a gap exists between the tax return ending date and the start date of the YTD P&L, a gap-year P&L is also required. The qualifying income is determined from the tax returns; the P&L is used to determine the stability of that income. The bank statements for the two (2) most recent months must reflect deposits that support the sales from the P&L and the qualifying income from the prior year(s) tax returns. 3) The business and personal returns are not signed and dated by the borrower are still pending. Exception remains.
																	05/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30307190	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-12): Received Flood Certificate. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30307865	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		A copy of the 1st senior lien Note is required along with the most recent mortgage statement per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-20): Mortgage statement provided. Pending receipt of copy of the original note.			06/24/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30307971	xxxxxx	04/10/2024	Compliance	Compliance	State Compliance	State Late Charge	Kansas Late Charge Percent and Amount Testing	Kansas Late Charge: Note late charge of 5.00000%/$43.88 exceeds state maximum of 5% or $25, whichever is lesser.			Reviewer Comment (2024-04-08): Client elects to waive			04/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30307972	xxxxxx	04/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $125.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points was not charged on the initial Loan Estimate and was charged $125.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-06-13): SitusAMC received LE dated xxxxxx and rate lock.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	809998	xxxxxx	30314725	xxxxxx	04/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		DLA for the 1st lien mortgage on the subject property is xxxxxx . Application date is xxxxxx . Housing payments must be paid current as of 45 days of the loan application date.		Reviewer Comment (2024-06-12): Received credit report with last payment dt. xxxxxx . Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30314747	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-04-08): Client elects to waive			04/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30314750	xxxxxx	04/10/2024	Credit	Loan Package Documentation	Closing / Title	Collateral	Security Instrument is not signed by borrower(s).		Not signed by xxxxxx.		Reviewer Comment (2024-07-01): Signed document provided. Email from non-borrower on signature verified. Reviewer Comment (2024-06-18): The signature on the DOT does not match the signature on the PUD rider for xxxxxx. Reviewer Comment (2024-06-18): No new document received. Please try uploading again.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809998	xxxxxx	30314819	xxxxxx	04/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Tax lien on title with evidence of payoff on CD, however title reflects plus penalties and interest, if applicable. There is no payoff for the debt in file.		Reviewer Comment (2024-06-12): Updated title commitment provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452411	xxxxxx	05/01/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring report is required no more than 10- days prior to loan closing or any time after closing. The UDM gap in file is > 10 days prior to closing.		Reviewer Comment (2024-05-08): Received Credit Report dated xxxxxx . Exception cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452592	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-04-30): Client elects to waive			04/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452593	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-04-30): Client elects to waive			04/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452596	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclose stated the initial deposit as $2,164.44. CD in file disclosed the initial escrow payment at closing as $1,906.78. Final CD executed at closing is missing from the file to confirm.		Reviewer Comment (2024-05-08): Final CD provided.	05/08/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452597	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2420929)	Final CD is missing from the file in order to verify the final escrow payment.		Reviewer Comment (2024-05-08): Final CD provided.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452598	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Final CD is missing from the file in order to confirm disbursement date.		Reviewer Comment (2024-05-08): Final CD provided with disbursement date after expiration date.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810230	xxxxxx	30452606	xxxxxx	05/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Final CD is missing from the file in order to verify the final escrow payment.		Reviewer Comment (2024-05-08): Final CD provided.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810230	xxxxxx	30469571	xxxxxx	05/01/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification			Reviewer Comment (2024-05-03): Per client, they accept the documentation provided since they can link the xxxxxx HOA to the property. Reviewer Comment (2024-05-03): The HOA dues invoice provided does not indicate it is for this property address.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30469573	xxxxxx	05/01/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear. Fraud Report reflects a lien taken out for $xxxxxx on xxxxxx with no evidence of release in file. Lien does not report on credit.		Reviewer Comment (2024-05-14): Received DOT and Full Reconveyance to verify the property is free and clear. Exception cleared.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810230	xxxxxx	30469579	xxxxxx	05/01/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Other	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-12): The deed provided is just a transfer from one party to another. It is not a release of lien. An LOE from the borrower stating the property is free and clear is not acceptable. The property profile report reflects a $xxxxxx mortgage lien. Provide the release of lien for the $xxxxxx mortgage or if this is not a lien, provide the final H xxxxxx lement Statement verifying this was a cash sale on xxxxxx . Further, still need evidence of HOI as well. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-05-31): The lender cert is not acceptable. The property being free and clear cannot be verified by the borrower when the property profile report reflects an open lien of $xxxxxx. A release of lien will need to be provided. If the release of lien is provided or evidence this was a cash sale and there is no lien, then the lender cert will be acceptable for no HOI. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-05-28): Received evidence of no HOA. Still pending receipt of HOI (or LOE stating no HOI on the property from the borrower) and evidence property free and clear. The property profile report is dated after the fraud report. N/A for lender can indicate also indicate a private lender/lien. The lien reporting is $xxxxxx. Provide the HUD evidencing this was a cash sale or a current title search verifying the property is free and clear. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-05-13): For documents submitted on xxxxxx I see a property profile report was provided which reflects a lien for $xxxxxx. I don’t see this lien on the credit report that matches this amount between closed/open mortgages. The Fraud Report initially reflected loan amount as $0 but since the property profile report is dated later, we will need evidence that this lien is released and the property is free and clear. The property profile report does not reflect type of property, so it cannot be determined if it is an HOA or not and there is no LOE from the borrower stating they do not hold HOI in the residence.

Reviewer Comment (2024-05-08): Document requested was not received. Provide HOA Verification, Insurance Verification for property located at xxxxxx. Exception remains.
																	06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30468951	xxxxxx	05/02/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a VOR for the departing residence, which is not provided in the file. If from a non-institutional landlord, cancelled checks will also be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-14): Bank Statements/Cancelled checks in file, however a lease agreement is not acceptable. The guidelines require a VOR.			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30469661	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application reflects the borrower is married. The Security Instrument reflects the borrower as A Single Woman. The borrower's marital status needs to be verified and if the borrower is not married, an updated application is required. If the borrower is married, the corrected and executed DOT, Title Policy, Grant Deed, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record is required.		Reviewer Comment (2024-05-24): An updated 1003 was provided. Reviewer Comment (2024-05-14): All pages of the updated application are required.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30469931	xxxxxx	05/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30469945	xxxxxx	05/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	The application reflects the borrower is a xxxxxx; however, the Social Security card reflects the number is valid for work only which indicates the borrower is not a xxxxxx. Employment Status Documentation is required for all borrowers, and may consist of one of the following:
▪ A valid current Employment Authorization Document (EAD), Form I-765, is required for xxxxxx employment if the borrower is not sponsored by a current employer.
▫ If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable up to 540 days if an automatic extension has been granted.
o If EAD is not provided, employment authorization may be evidenced by certain VISA types. Some common VISAs allowing employment include:
												▪ E-3, H-1B, L, O, and P	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30470048	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-04-30): Client elects to waive			04/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30470062	xxxxxx	05/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: AVM / Valuation Report date: xxxxxx	The AVM reflects the city as xxxxxx; however, the Note reflects xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30484736	xxxxxx	05/02/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The application reflects the borrower is a xxxxxx; however, the Social Security card reflects the number is valid for work only which indicates the borrower is not a xxxxxx. Provide the updated application.		Reviewer Comment (2024-05-24): An updated 1003 was provided. Reviewer Comment (2024-05-14): All pages of the updated application are required.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30484749	xxxxxx	05/02/2024	Credit	Guideline	Guideline Issue	Guideline	Gift Funds not allowable per guidelines.		The borrower is a Non-Perm Resident. Gift funds are not allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810885	xxxxxx	30484756	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, Non-Perm Residents are restricted to 24 months of income. Loan was approved as a 12 month bank statement deal.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463347	xxxxxx	05/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-05-15): Received OFAC search for Settlement agent. Exception cleared. Reviewer Comment (2024-05-08): Received Fraud Report however Ofac and fraud report was not performed on the Settlement Agent - xxxxxx. Exception remains. Reviewer Comment (2024-05-06): Fraud Report and OFAC were not performed on the Settlement Agent - xxxxxx. Exception remains.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463349	xxxxxx	05/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-05-03): Approval Provided. Exception Cleared.	05/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463682	xxxxxx	05/02/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-08): Received Title Final with coverage amount. Exception cleared.	05/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463728	xxxxxx	05/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-08): Received Title Final with coverage amount. Exception cleared.	05/08/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463907	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-04-30): Client elects to waive			04/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463910	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing a copy of the initial Loan Estimate or the Right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-05-06): SitusAMC received LE.	05/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463912	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $11,305.39 may be required.	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-05-06): SitusAMC received LE.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463991	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77173)	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-05-06): SitusAMC received LE.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463992	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $40.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77181)	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-05-06): SitusAMC received LE.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	810984	xxxxxx	30463993	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $65.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77185)	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-05-06): SitusAMC received LE.	05/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	810984	xxxxxx	30464366	xxxxxx	05/02/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx	The guidelines require 2 months of bank statements. This account is needed for closing and reserves. The file only contains 1 month of statements. One additional month is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-13): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-06-13): Only the investor can elect to waive conditions with valid comp factors.

Reviewer Comment (2024-05-22): The original condition was raised for One additional month bank statement. Exception remains.

Reviewer Comment (2024-05-15): The investor provided the DD the 1.2024 xxxxxx Guidelines to review loan to. Please review page 25. Assets: Account statements for the most recent 2 months or quarter indicating opening and closing balances and reflecting a consecutive 60 days of asset verification.
																	06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30464379	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The 1003, Note, and CD have an address that is incorrect. Per the USPS website, the address is xxxxxx. Provide the corrected 1003, CD, and corrected and executed Note, LOE to borrower, and evidence of delivery to the borrower. -	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-26): Received corrected 1003. Pending receipt of evidence of delivery to the borrower.

Reviewer Comment (2024-06-25): Received LOE for Note and corrected and executed Note. Please review comments from xxxxxx  Pending receipt of corrected 1003 and evidence of delivery to the borrower.

Reviewer Comment (2024-06-18): Received LOE to borrower for PC-CD and PC-CD. Pending receipt of LOE to borrower for the Note and 1003 error, the corrected 1003, the corrected and executed Note and evidence of delivery to the borrower.

Reviewer Comment (2024-06-13): The corrected Note provided is not executed. Corrected 1003 and CD not provided as well as the LOE to borrower and evidence of delivery to the borrower was not provided.

Reviewer Comment (2024-05-28): The document provided was the DOT with the xxxxxx crossed out and xxxxxx added. The DOT condition was already waived by Verus. This condition is requesting additional corrected documents, LOE to borrower, and evidence of delivery to the borrower.
																	06/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30464395	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Security Instrument address is incorrect. Per the USPS website, the address is xxxxxx. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and Lender’s Letter of Intent to Re-Record.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30471223	xxxxxx	05/02/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		If the borrower does not hold the deposit account solely, all non-borrower parties on the account (excluding a non-borrowing spouse) must provide a written statement that the borrower has full access and use of the funds.		Reviewer Comment (2024-06-13): Interspousal transfer deed provided supporting individual listed on bank statement is the borrower's spouse. Per guidelines, LOE is not required if spouse is the joint account holder. Reviewer Comment (2024-05-17): Please see the page 26 of the xxxxxx Guidelines 1.2024 guidelines. If the borrower does not hold the deposit account solely, all non-borrower parties on the account (excluding a non-borrowing spouse) must provide a written statement that the borrower has full access and use of the funds. Exception remains.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30471284	xxxxxx	05/02/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Per guidelines, a second appraisal is required when the loan amount is > or = to $1.5MIL.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): Client elects to waive with verified compensation factors. Investor comments: Allowed exception to be waived with updated seller guidelines that also align with investor guidelines. Reviewer Comment (2024-05-04): The loan was reviewed to lender's xxxxxx Guidelines 1.2024. Please review page 44. A Second Appraisal from a xxxxxx approved AMC is required when any of the following conditions exist: Loan amount ≥ $1,500,000			05/07/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30506118	xxxxxx	05/06/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent was not located in the loan file.		Reviewer Comment (2024-05-08): Received E-Signed Consent from borrower. Exception cleared.	05/08/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	810984	xxxxxx	30776860	xxxxxx	06/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Post Close Comments: Gift funds provided are from the borrower's ex-spouse. Per guidelines, gift funds must be from a relative. An ex-spouse is no longer a relative.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	811019	xxxxxx	30485377	xxxxxx	05/06/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-05-13): Credit Report - Gap provided. Exception cleared.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811019	xxxxxx	30485411	xxxxxx	05/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	Please provide supporting documents for the debt on which the borrower is co-signer or guarantor per the declarations.		Reviewer Comment (2024-05-14): SBA loan document provided for the xxxxxx which the borrower is a Guarantor on. Debt belongs to business.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811019	xxxxxx	30485530	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $20,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	The Mortgage Broker Fee was not disclosed on the initial Loan Estimate and was charged $20,000 on the Loan Estimate dated xxxxxx without a valid change of circumstance. The COC only reflects lender paid compensation changed to borrower paid compensation which does not include sufficient information.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx.

Reviewer Comment (2024-06-20): SitusAMC received LOX from lender for rebuttal response, but, it does not provide sufficient information for the borrower request. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an Change the fee and the closing costs.

Reviewer Comment (2024-05-17): SitusAMC agreed that the provided COC indicates that Revision requested by the consumer. But, there seems to be no supporting document in the loan file for the borrower request to change. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Other wise cure is required to borrower.

Reviewer Comment (2024-05-15): SitusAMC received rebuttal, however no lock confirmation for xxxxxx available in file. Also, we require additional information on why the compensation changed from lender paid to borrower paid as COC dated xxxxxx doesn't provide sufficient information. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-05-13): SitusAMC received Rate lock confirmation and the rate was locked on xxxxxx , But, the fee was changed from lender paid to borrower paid on LE dated xxxxxx . This is outside of the required three-day timeline for notification of borrower. Please provide supporting documentation of timeline the reason for the fee was changed from Lender paid to borrower paid or Cure is required.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811019	xxxxxx	30496646	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, for non-tax liens with installment agreements, an approved IRS installment agreement with the terms of repayment, including the monthly amount and total amount due must be provided. along with evidence the borrower is current on the payment plan and at least 3 months recent payments. 3 months recent payments were received. A CPA letter was provided in regards to the installment agreement and current payments. The guidelines do not state this is acceptable.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-20): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-06-20): The investor must approve all exceptions. Reviewer Comment (2024-05-14): The document provided is an installment agreement request. The approve IRS agreement is required.			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495310	xxxxxx	05/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-17): Per the transaction documents, loan is not commercial nor did it close in an individual. If the document was not obtained, the investor will need to consider waiving with verified comp factors.			05/17/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495513	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-05-03): Client elects to waive			05/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495516	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The APR increased from the Closing Disclosure dated xxxxxx to the Closing Disclosure dated xxxxxx more than 0.125%. The interim Closing Disclosure was received on xxxxxx , which is not at least 3 business days prior to consummation.		Reviewer Comment (2024-05-30): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-05-20): Change took place on xxxxxx and transaction closed on xxxxxx This is a timing issue with no visible means of disclosure.			05/30/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495521	xxxxxx	05/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $200.00 exceeds tolerance of $130.00. Insufficient or no cure was provided to the borrower. (77163)	The Title Abstract Fee increased from $130.00 on initial Loan Estimate to $200.00 on initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-05-18): SitusAMC received COC. Also, the borrower did not shop from SSPL. Therefore, the fee is under unlimited tolerance.	05/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	D	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495829	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines only allow vesting in a business entity for investment properties. The subject closed as a primary residence and was vested in a business entity.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-07): The client elects to waive with verified compensation factors. It is noted that the appraisal reflects the occupant as 'Owner' and all disclosures, affidavits, and applications signed by the borrower reflect this as the primary residence. The borrower also provides an LOE detailing all the addresses associated with them. No evidence was found in the file to contradict the occupancy.			05/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495978	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require minimum eligible assets of the lower of $1,000,000 or 150% of the loan balance when using assets to qualify as income. The loan amount is xxxxxx therefore, the lower is xxxxxx. The borrower only has $423,289.35 in available assets for asset utilization.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30495988	xxxxxx	05/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Account Statements	The guidelines require 3 months of bank statements for all accounts being used as asset income. The file only contains 2 months for each account.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-15): Client elects to waive with verified compensation factors			05/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812929	xxxxxx	30499982	xxxxxx	05/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title reflects a PUD endorsement is attached. The appraisal does not reflect PUD or HOA dues and the DOT does not have a PUD rider attached.		Reviewer Comment (2024-05-17): Addendum to FTP provided removing endorsement	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	C	D	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30500432	xxxxxx	05/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal Address does not match the Note.		Reviewer Comment (2024-05-15): An updated appraisal was provided. Reviewer Comment (2024-05-10): The address does not match the Note. Appraisal: xxxxxx. Note: xxxxxx.	05/15/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30500454	xxxxxx	05/08/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 121	Note date: xxxxxx; Lien Position: 2		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-06): Client elects to waive			05/06/2024	2	A	A	A	A	A	A			B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30500457	xxxxxx	05/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx, Valuation Type: AVM / Valuation Report date: xxxxxx	Address does not match the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-14): The client elects to waive. Reviewer Comment (2024-05-31): The email does not clear this condition. All addresses must match. Reviewer Comment (2024-05-10): The address does not match the Note. Appraisal: xxxxxx. Note: xxxxxx.			06/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30500460	xxxxxx	05/08/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The property profile report reflects a private lien for $xxxxxx. The lender did not include any mortgage payments into the REO. Provide evidence this lien has been paid in full and closed and the property is free and clear.		Reviewer Comment (2024-05-21): Received Note document. Exception cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30506671	xxxxxx	05/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title address reflects xxxxxx vs. xxxxxx.		Reviewer Comment (2024-05-24): A Supplemental Report was provided with the correct address.	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30506687	xxxxxx	05/08/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Address does not match the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-14): The client elects to waive.

Reviewer Comment (2024-06-06): The post-close policy need to reflect all the correct information. Post-close policies cannot be taken in lieu of.

Reviewer Comment (2024-06-04): Provided HOI Policy with the correct address is for the effective date xxxxxx which is dated after the Note date xxxxxx . Provide HOI reflecting the correct address for the effective date xxxxxx and Expiration Date xxxxxx . Exception remains.

Reviewer Comment (2024-05-28): The agent LOE is not acceptable. The only policy we have in file has an address of xxxxxx. Further, there are no separate structures. The property is a xxxxxx property. The addresses must match.
																	06/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30563977	xxxxxx	05/15/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.43264% or Final Disclosure APR of 10.46700% is equal to or greater than the threshold of APOR 6.88% + 3.5%, or 10.38000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-05-16): Delivery provided	05/16/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30563978	xxxxxx	05/15/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Evidence of delivery to the borrower for the edited appraisal dated xxxxxx is required to meet HPML regulations.		Reviewer Comment (2024-05-16): Delivery provided	05/16/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30570509	xxxxxx	05/16/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-05-16): Client elects to waive			05/16/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30587939	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Lender did not utilize P&I for REO property located at xxxxxx. Per the Note both borrowers are liable for the mortgage payment due to which the DTI exceeded the guidelines requirement of 50%.		Reviewer Comment (2024-06-17): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-05-24): The monthly debt including the I/O payment on a Balloon Note must be included or this loan fails ATR as this is a current debt not being included in the DTI. Reviewer Comment (2024-05-23): The 1003 and 1008 do not clear this condition. The audit DTI exceeds guidelines.,	06/17/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	B	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810411	xxxxxx	30587940	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.22107% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender did not utilize P&I for REO property located at xxxxxx. Per the Note both borrowers are liable for the mortgage payment due to which the DTI exceeded the guidelines requirement of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-24): The monthly debt including the I/O payment on a Balloon Note must be included or this loan fails ATR as this is a current debt not being included in the DTI. Reviewer Comment (2024-05-23): The 1003 and 1008 do not clear this condition. The audit DTI exceeds guidelines.,			06/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30603740	xxxxxx	05/23/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Note provided for REO property on xxxxxx for $xxxxxx with a monthly payment of $1,500/month post-review. The lien does not appear on the credit report. Provide the VOM and 6 month pay history.		Reviewer Comment (2024-06-07): VOM provided Reviewer Comment (2024-06-07): No new document received. Provide the document as per comment dated xxxxxx . Exception remains. Reviewer Comment (2024-06-06): Received 6 month pay history. Provide the VOM. Exception remains.	06/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30603760	xxxxxx	05/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.22107% exceeds Guideline total debt ratio of 50.00000%.	Lender did not utilize P&I for REO property located at xxxxxx. Per the Note both borrowers are liable for the mortgage payment due to which the DTI exceeded the guidelines requirement of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-24): The monthly debt including the I/O payment on a xxxxxx Note must be included or this loan fails ATR as this is a current debt not being included in the DTI.			06/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810411	xxxxxx	30603768	xxxxxx	05/23/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Lender did not utilize P&I for REO property located at xxxxxx. Per the Note both borrowers are liable for the mortgage payment due to which the DTI exceeded the guidelines requirement of 50%.		Reviewer Comment (2024-06-17): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-05-24): The monthly debt including the I/O payment on a xxxxxx Note must be included or this loan fails ATR as this is a current debt not being included in the DTI.	06/17/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507578	xxxxxx	05/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-17): Gap report provided. New debt added to ratios for $1,000/month.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507592	xxxxxx	05/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-17): The lien being report on credit has no bearing on this condition. The guidelines require a copy of the Note for the senior lien on Closed End Seconds. The DOT is not acceptable.			06/18/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507772	xxxxxx	05/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflect xxxxxx vs. Note which reflects xxxxxx.		Reviewer Comment (2024-06-17): Updated dec page provided Reviewer Comment (2024-05-23): All addresses must match across the board.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507781	xxxxxx	05/09/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx VVOE - Employment Only VVOE - Employment Only	Provide the VVOE dated within 10 days prior to closing for each borrower.		Reviewer Comment (2024-06-12): VVOE provided Reviewer Comment (2024-06-05): The VVOE for both borrower's were received, however the VVOE for xxxxxx is dated post-close. The VVOE needs to be dated within 10 days prior to closing per guidelines.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507856	xxxxxx	05/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-06-04): SitusAMC received disclosure tracking for initial cd. Reviewer Comment (2024-05-24): SitusAMC Primary borrower (xxxxxx) viewed the CD on xxxxxx and Co-borrower (xxxxxx) viewed the CD on xxxxxx which is within 3 days of the consummation. Provide evidence that Co-borrower received the CD 3 days prior to closing. Reviewer Comment (2024-05-22): SitusAMC the initial CD is dated xxxxxx and signed on xxxxxx which is not three days prior to closing date xxxxxx . Kindly provide evidence that the borrower received initial CD three days prior to closing date xxxxxx .	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30507877	xxxxxx	05/09/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-305.00. (9300)	Valid COC nor cure provided		Reviewer Comment (2024-05-22): SitusAMC received valid changed circumstances.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	811539	xxxxxx	30510636	xxxxxx	05/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOR for the borrower's primary residence as required per guidelines. The lease agreement and payment history only were provided.		Reviewer Comment (2024-06-17): VOR provided Reviewer Comment (2024-05-23): Please review the original condition. The VOR form is required. Lease cannot be accepted in lieu of and pay history was provided.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30510679	xxxxxx	05/09/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	The occupancy cert in file reflects Primary Residence.		Reviewer Comment (2024-05-07): Client elects to waive			05/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30510680	xxxxxx	05/09/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The VVOE dated within 10 days prior to closing was not provided for either borrower.		Reviewer Comment (2024-06-05): The VVOE for B2 was received dated within 10 days prior to closing	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811539	xxxxxx	30510681	xxxxxx	05/09/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The VVOE dated within 10 days prior to closing		Reviewer Comment (2024-06-05): The VVOE for B2 was received dated within 10 days prior to closing	06/05/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30510045	xxxxxx	05/13/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx., Borrower: xxxxxx Occupancy: Investment; Declarations/Will borrower occupy: Yes Occupancy: Investment; Declarations/Will borrower occupy: Yes	Subject transaction is Purchase of Investment Property. Both the initial and final 1003's, Declaration Section 5A, states that borrower will occupy the property as a Primary Residence. Provide the corrected 1003 and attestation on error.		Reviewer Comment (2024-05-17): Corrected 1003 and lender attestation provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30513563	xxxxxx	05/13/2024	Compliance	Compliance	State Compliance	State Defect	New Jersey Prepayment Penalty	New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.			Reviewer Comment (2024-05-09): Client elects to waive			05/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30515288	xxxxxx	05/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application reflects Number of Dependents as 0; however, reflects Ages xxxxxx. A corrected application with the correct Dependents information is required.		Reviewer Comment (2024-05-17): Corrected 1003 provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30516179	xxxxxx	05/13/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6 policy reflects a unit number; however, the note does not reflect a unit number.		Reviewer Comment (2024-06-07): Updated HO6 provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30522743	xxxxxx	05/13/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Page 1 of the appraisal is not completed under General Description, Subject Phase, If Project Completed, If Project Incomplete.		Reviewer Comment (2024-05-24): Received Appraisal with complete information updated on Subject Phase and Project Completed. Exception cleared.	05/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811317	xxxxxx	30522769	xxxxxx	05/13/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Subject transaction is Purchase of Investment Property. Both the initial and final 1003's, Declaration Section 5A, states that borrower will occupy the property as a Primary Residence. Provide the corrected 1003 and attestation on error.		Reviewer Comment (2024-05-17): Corrected 1003 and lender attesation provided	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30555248	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Proof of Ownership	File is missing evidence of the borrower's ownership % in the business.		Reviewer Comment (2024-05-22): Received Operating Agreement. Exception cleared.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30555304	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-05-15): Client elects to waive			05/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30555305	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.50221% or Final Disclosure APR of 8.50500% is equal to or greater than the threshold of APOR 6.86% + 1.5%, or 8.36000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2024-05-29): Evidence of deliveryof the original appraisal was within 3 days prior to closing was provided.

Reviewer Comment (2024-05-24): The original appraisal was provided with the evidence of delivery. However, to meet HPML requirements all appraisals even revised copies must be delivered to the borrower. Please provide evidence the revised appraisal dated xxxxxx has been delivered to the borrower. This can be delivered at any time even post-close since the value did not change.

Reviewer Comment (2024-05-22): Comments made xxxxxx appear to be for the Seller after the DD review.

Reviewer Comment (2024-05-22): Waiver was already provided at time of review and is not allowed on HPML loans. The appraisal delivery provided is dated xxxxxx which is prior to the completion of the appraisal report dated xxxxxx  The appraisal cannot be delivered prior to completion of the report.
															05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30555306	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-05-29): Evidence of deliveryof the original appraisal was within 3 days prior to closing was provided.

Reviewer Comment (2024-05-24): The original appraisal was provided with the evidence of delivery. However, to meet HPML requirements all appraisals even revised copies must be delivered to the borrower. Please provide evidence the revised appraisal dated xxxxxx has been delivered to the borrower. This can be delivered at any time even post-close since the value did not change.

Reviewer Comment (2024-05-22): Comments made xxxxxx appear to be for the Seller after the DD review.

Reviewer Comment (2024-05-22): Waiver was already provided at time of review and is not allowed on HPML loans. The appraisal delivery provided is dated xxxxxx which is prior to the completion of the appraisal report dated xxxxxx  The appraisal cannot be delivered prior to completion of the report.
															05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30555309	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Lender Cure of $15 reflecting on Final CD.		Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811133	xxxxxx	30558496	xxxxxx	05/17/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 disclosed xxxxxx as primary residence owned by the borrower, however, this property was not disclosed in Section 3. No transaction details were provided on the Fraud Report and the address is invalid per USPS.com. Please provide corrected 1003 with the current primary residence address and mortgage history, if applicable.		Reviewer Comment (2024-05-22): Received corrected 1003. Exception cleared.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30558633	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2024-05-15): Client elects to waive			05/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30558634	xxxxxx	05/17/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA was not provided		Reviewer Comment (2024-05-23): Updated HOI provided	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30558637	xxxxxx	05/17/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-05-24): Evidence the red flags were addressed was provided. Reviewer Comment (2024-05-21): The updated Fraud Report provided reflects new high risk red flags that need to be addressed	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30558675	xxxxxx	05/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Occupancy Cert in file was not completed, only signed.		Reviewer Comment (2024-05-21): Updated occupancy cert provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30559712	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent or Appraiser.		Reviewer Comment (2024-05-22): Received updated Fraud Report. Exception cleared.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30559783	xxxxxx	05/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history for the property on xxxxxx, current loan with xxxxxx, does not appear on the credit report. Pay history provided. Pending receipt of the VOM and copy of the original Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-09): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-24): The Original Note is a guideline requirement so the Investor can elect to waive with comp factors if unavailable. Reviewer Comment (2024-05-21): xxxxxx last DLA was xxxxxx and transfer letter reflects transferred on xxxxxx . The loan transferred to xxxxxx, which does not reflect on the credit report, then the VOM and copy of the Note are required.,			07/09/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811133	xxxxxx	30559865	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	The COC provided reflects the property being "xxxxxx" and xxxxxx caused the appraisal fee to increase which is not a valid COC. Additional information is required as to why the appraisal fee would increase due to this to determine if this is a valid COC.		Reviewer Comment (2024-05-22): SitusAMC received LOX for the rebuttal response with appraisal ordered status update for the fee was increased.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811133	xxxxxx	30559866	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (75106)	No valid COC or cure was provided.		Reviewer Comment (2024-05-22): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811133	xxxxxx	30650364	xxxxxx	05/29/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-05-29): The client elects to waive.			05/29/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811890	xxxxxx	30544370	xxxxxx	05/17/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The Note reflects the address as xxxxxx; however, the Insurance reflects xxxxxx to xxxxxx.		Reviewer Comment (2024-06-07): Received Insurance document with updated address. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811890	xxxxxx	30544439	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run on any of the parties. Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.		Reviewer Comment (2024-06-07): Received OFAC searches for Loan Officers David, Real Estate Agents xxxxxx and Appraiser xxxxxx. Exception cleared. Reviewer Comment (2024-06-04): Received OFAC search for borrower and settlement agent. Provide OFAC searches for xxxxxx and Appraiser xxxxxx. Exception remains. Reviewer Comment (2024-05-22): Received only 4 pages of Fraud Report. Provide all pages of Fraud Report. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811890	xxxxxx	30553460	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Operating Agreement is not executed.		Reviewer Comment (2024-06-07): Executed Company Agreement provided Reviewer Comment (2024-05-29): Provide executed Operating Agreement. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811890	xxxxxx	30553461	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-07): The same documents were provided that were previously provided. The Company Agreement does not contain the Articles of Organization/Formation but Article chapters for the operating of the company. The filed Articles of Organization/Formation is required for the Borrowing Entity.

Reviewer Comment (2024-05-29): Received Articles of Organization/Formation of xxxxxx .Provide Articles of Organization/Formation of xxxxxx. Exception remains.

Reviewer Comment (2024-05-22): Provide Articles of Organization/Formation. Exception remains.
																	07/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811890	xxxxxx	30553530	xxxxxx	05/17/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent in community property states is required on Entity loans.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-17): Client elects to waive with verified compensation factors			07/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813522	xxxxxx	30546752	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS in file is over a year post-close. Provide the pre-close AUS. Must be reviewed and any new conditions addressed/added.		Reviewer Comment (2024-05-23): Received pre close AUS. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30548305	xxxxxx	05/17/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-04): CDA received Reviewer Comment (2024-05-22): CDA will be ordered	06/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30548354	xxxxxx	05/17/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Appraiser's valuation company name not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-05-30): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-23): An invoice is not acceptable. The appraisal report will need to be updated to include this information.			05/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30548384	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-05-23): Received Final 1003. Exception cleared.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552154	xxxxxx	05/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The bank statements show a transfer from checking to savings for the rent payment for xxxxxx 22. No other payments were verified. The AUS (Condition 16) requires a fully executed lease agreement with 2 months cancelled checks/payment source. The file contains the lease agreement and 1 month bank statement. The additional month is required.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552196	xxxxxx	05/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The AUS (Condition 15) requires the verification of payment history for the loan being paid off. The file is missing the verification of mortgage.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552197	xxxxxx	05/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender is using rental income from the subject property of $1,500 per month to qualify the loan. The borrower recently inherited the property and is doing a cash-out refinance, so there is no tax returns for rental income. The file contains a lease agreement that states the tenant is xxxxxx. The borrower's maiden name is xxxxxx and the deed in the file shows the borrower as the executioner of the estate for xxxxxx (the individual who passed away) with the property being granted over to xxxxxx and the borrower/spouse. An additional deed in the file shows xxxxxx granting the property to the borrower/spouse. Therefore, xxxxxx is clearly a family member. Without the use of the rental income, the DTI would be 70.38%. The guidelines, xxxxxx and xxxxxx are silent on this issue. Investor advised to allow the use of rental income from family member on a newly inherited property.		Reviewer Comment (2024-05-30): Investor advised allowing use of rental income from family member on a newly inherited property. Updated condition comments as requested as well.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552433	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $226.00 exceeds tolerance of $100.00 plus 10% or $110.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552435	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $615.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552436	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $275.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7563)			Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813522	xxxxxx	30552437	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $63.00 exceeds tolerance of $42.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)			Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	811897	xxxxxx	30546597	xxxxxx	05/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-21): Received Final Title policy, Exception cleared.	05/21/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811897	xxxxxx	30546598	xxxxxx	05/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-21): Received Final Title policy, Exception cleared.	05/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811897	xxxxxx	30551022	xxxxxx	05/17/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-05-21): Updated HOI provided	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811897	xxxxxx	30554807	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-05-14): Client elects to waive			05/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562245	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the 1st lien Note and most recent monthly mortgage payment statement, which were not provided in the file.		Reviewer Comment (2024-06-19): Received Note document. Exception remains. Reviewer Comment (2024-06-18): Received only copy of mortgage statement however we also need copy of 1st Lien Note. Exception Remains.	06/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562623	xxxxxx	05/20/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562635	xxxxxx	05/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-18): Received Credit Gap Report. Exception Cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562885	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not reflect the taxes and insurance costs over 1 year		Reviewer Comment (2024-07-01): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-06-20): SitusAMC received corrected Closing disclosure. However, the LOE to borrower was not located in trailing documents. Please provide LOE provided to borrower to complete remediation.		07/01/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562886	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $99.25 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562887	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect the taxes, insurance and assessments.		Reviewer Comment (2024-07-01): SitusAMC received corrected PCCD and LOE.		07/01/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	811880	xxxxxx	30562888	xxxxxx	05/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not reflect the taxes and insurance costs over 1 year		Reviewer Comment (2024-07-11): SitusAMC received Letter of explanation and Corrected Closing disclosure.		07/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	811880	xxxxxx	30565879	xxxxxx	05/20/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the 3.2024 mortgage payment for the 1st lien was made on time. Per guidelines, history required to be current within 45 days of application date.		Reviewer Comment (2024-07-15): Supplement provided with updated history	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	811235	xxxxxx	30559801	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the Settlement Agent.		Reviewer Comment (2024-05-30): Received updated Fraud report. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811235	xxxxxx	30560050	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Due On Sale Clause, Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811235	xxxxxx	30560270	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The file is missing evidence of when the Loan Estimate dated xxxxxx was received by the borrower. The Loan Estimate is not signed by the borrower; therefore, the 3 day mailbox rule applies. The estimated received date is xxxxxx , which is not at least 4 days prior to closing.		Reviewer Comment (2024-05-30): SitusAMC received proof of receipt.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811235	xxxxxx	30567703	xxxxxx	05/21/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The hazard insurance policy which reflects the lender as the mortgagee+ISAOA has a term of < 4 months xxxxxx - xxxxxx )		Reviewer Comment (2024-07-03): Received HOI policy. Exception cleared. Reviewer Comment (2024-05-29): The same documents were provided that were previously provided. The HOI must reflect all accurate information. 2 polices with different information cannot be taken in lieu of. Reviewer Comment (2024-05-28): Provided document was already in file. Please provide document requested on the original condition. Exception remains.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811235	xxxxxx	30567825	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,097.28 exceeds tolerance of $1,000.00. Insufficient or no cure was provided to the borrower. (7200)	The COC reflects discount points increased due to loan amount change, however loan amount decreased. Decreasing the loan amount would not increase discount points.		Reviewer Comment (2024-07-03): SitusAMC received detailed COC for increase in fee.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	809790	xxxxxx	30560401	xxxxxx	05/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-05-29): Received Credit Report dated xxxxxx . Exception cleared.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	809790	xxxxxx	30560465	xxxxxx	05/21/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Letter of Explnation	Provide the LOE from xxxxxx for the bank account xxxxxx used to qualify for income explaining granting 100% access, describing the relationship with the borrower, whether she is employed or not, whether she is associated with the business, and whether she contributes income to the bank account. The LOE in file for the account xxxxxx vs xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-06): Received the same document which was already available in file. Provided document is received from the borrower. The LOE is required from xxxxxx granting 100% access for the bank account xxxxxx. Exception remains. Reviewer Comment (2024-06-05): Provide LOE from xxxxxx granting 100% access for the bank account xxxxxx. Exception remains.			06/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	807640	xxxxxx	30567157	xxxxxx	05/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Approval in file; Allow for a Power of attorney with the Closed End Program.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-05-16): Client elects to waive with verified compensation factors			05/16/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	807640	xxxxxx	30567574	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2024-05-24): SitusAMC received CD dated xxxxxx	05/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	807640	xxxxxx	30567576	xxxxxx	05/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,670.50 exceeds tolerance of $1,462.00 plus 10% or $1,608.20. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Fee increased from $1,462.00 on the initial Loan Estimate to $1,608.20 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-07-11): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2024-07-02): SitusAMC received LE dated xxxxxx with Document preparation fee disclosed. However, the fee is not disclosed on initial LE and hence the baseline for the fee will be $0. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an adding of Document Preparation fee in closing costs.		07/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	807640	xxxxxx	30567858	xxxxxx	05/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-05-28): Received Credit Report dated xxxxxx . Exception cleared.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577488	xxxxxx	05/22/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-06): E-Consent provided Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains. Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577494	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-06): Approval provided Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains. Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577495	xxxxxx	05/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-06): Gap report provided Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains. Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577496	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-06): Flood Cert provided Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains. Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577497	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577498	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-06-06): HOI provided. See new conditions. Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains. Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577508	xxxxxx	05/22/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-06-13): FTP provided	06/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577515	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-06-04): See updated inspection condition with updated disaster Reviewer Comment (2024-06-03): PDI will be ordered	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577521	xxxxxx	05/22/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	1) File is missing a copy of the CPA, EA or licensed Tax Preparer letter, Operating Agreement or equivalent to verify borrower business ownership of 99%. 2) Per the income worksheet, a business expense of 30.99% was utilized to qualify. Provide the CPA, EA or licensed tax preparer letter to verify expense factor. 3) The most recent bank statement for income is dated > 90 days from the Note date. Per guidelines, the most recent statements need to be utilized to qualify.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-17): Operating Agreement provided reflecting borrower is 75% owner vs. 99% owner. Updated file. Items 2 and 3 from the original condition were not met.

Reviewer Comment (2024-06-17): No new documents received. Please try uploading again. Please note, the Operating Agreement will not clear all conditions set within the original exception.

Reviewer Comment (2024-06-05): Requested documents not received. Please see the original condition and provide the document. Exception remains.

Reviewer Comment (2024-06-04): Document requested are not received. Please provide document requested as per original condition. Exception remains.
																	06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577677	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.91558% or Final Disclosure APR of 5.93700% is equal to or greater than the threshold of APOR 3.35% + 1.5%, or 4.85000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577678	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577681	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Third party verification of self employment not provided		Reviewer Comment (2024-06-06): Third party verification of SE provided Reviewer Comment (2024-06-04): No new documents were received. Please try uploading again.	06/06/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577682	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx/Bank Statements)	Third party verification of SE not provided		Reviewer Comment (2024-06-06): Third party verification of SE provided	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577683	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verity Bank Statement income due to, bank statement provided was dated more than 90 days prior to closing. (xxxxxx/Bank Statements)	Third party verification of SE not provided		Reviewer Comment (2024-06-06): Third party verification of SE provided	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577685	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third party verification of SE not provided		Reviewer Comment (2024-06-06): Third party verification of SE provided	06/06/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577686	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577687	xxxxxx	05/22/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.		Reviewer Comment (2024-06-13): Signed disclosure, LOE and evidence of delivery provided. Reviewer Comment (2024-06-13): No new documents received. Please try uploading again.		06/13/2024		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577689	xxxxxx	05/22/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided)	Texas Constitution Section 50(a)(6): Missing Revised Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577690	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good faith redisclosure	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577691	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good faith redisclosure	D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577692	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial Closing Disclosure is missing in file.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577693	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $4,403.50 may be required.	Loan Estimate is missing in file.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30577697	xxxxxx	05/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30579765	xxxxxx	05/22/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Property was designated as xxxxxx per appraisal report in file, which is not an eligible property type per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30580440	xxxxxx	05/22/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Listing was cancelled xxxxxx . Per guidelines, properties previously listed for sale must be seasoned at least six (6) months from the listing contract expiration date to the loan application date. Application date is xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30580485	xxxxxx	05/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Tax Suit on title not addressed.		Reviewer Comment (2024-06-13): Clear FTP provided Reviewer Comment (2024-06-13): No new documents received. Please try uploading again. Reviewer Comment (2024-06-06): The same title policy was provided that was in file at time of review. Please review original condition. Provide the clear title policy, clear final title policy, or supplement from title stating tax suit will not appear on the final title. Reviewer Comment (2024-06-05): No new documents were received. Please try uploading again. Reviewer Comment (2024-06-04): No new documents were received. Please try uploading again.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30580523	xxxxxx	05/22/2024	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30689160	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-06-18): PDI received dated 6.4.2024: No Damage Reviewer Comment (2024-06-04): PDI will be ordered			06/18/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30704226	xxxxxx	06/06/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City reflects xxxxxx vs. xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30704231	xxxxxx	06/06/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813697	xxxxxx	30892017	xxxxxx	06/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $1,585.89 is less than AUS required disposable income of $2,500.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570094	xxxxxx	05/22/2024	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-06-13): Client elect to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570108	xxxxxx	05/22/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	The Work Number for the borrower's primary employment is dated xxxxxx ; however, the loan closed on xxxxxx . The AUS requires the verification of employment to be within 10 days of the note date.		Reviewer Comment (2024-06-05): Received Work Number within 10 days of the note date. Exception cleared.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570255	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-05-17): Client elects to waive			05/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570256	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing a copy of the List of Homeownership Counseling Organizations provided to the borrower within 3 business days of the application.		Reviewer Comment (2024-05-17): Client elects to waive			05/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570266	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing a copy of the Appraisal Disclosure provided to the borrower within 3 business days of the application.		Reviewer Comment (2024-05-17): Client elects to waive			05/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase	Good faith redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570267	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing a copy of the initial Closing Disclosure.		Reviewer Comment (2024-06-05): SitusAMC received xxxxxx CD received 3 business days prior to consummation.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30570268	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $15,619.80 may be required.	The file is missing a copy of the Loan Estimate.		Reviewer Comment (2024-06-05): SitusAMC received LE.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30572501	xxxxxx	05/22/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.	The guidelines do not allow properties located in a rural area. The appraisal reflects the property is located in a xxxxxx.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-06-13): Client elect to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30572598	xxxxxx	05/22/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1040 (2021), W-2 (2021)	The borrower, xxxxxx, is employed by the spouse's business. The guidelines require the most recent 2 years of tax returns and W-2 forms. The file only contains the most recent tax return and W-2.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													The representative FICO score is above 680.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-05): Received W-2 (2021) for the borrower, xxxxxx. Provide tax returns for the year 2021. Exception remains.			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813698	xxxxxx	30694378	xxxxxx	06/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Well Transfer Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	Provide valid COC or Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing		Reviewer Comment (2024-06-18): Client elects to waive. SOL 1 year. Expires xxxxxx Reviewer Comment (2024-06-13): SOL is 1 year from consummation date. Would expire xxxxxx . Reviewer Comment (2024-06-07): SitusAMC received PCCD & LOE. Please provide copy of refund check & proof of mailing to cure the exception.			06/18/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813698	xxxxxx	30823262	xxxxxx	06/18/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-18): Received E-Sign Consent Agreement. Exception Cleared.	06/18/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30568596	xxxxxx	05/22/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-12): CDA provided Reviewer Comment (2024-06-03): CDA will be ordered	06/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30568857	xxxxxx	05/22/2024	Credit	Guideline	Guideline Issue	Guideline	The xxxxxx Minimum Required Investment was not met per the Total Calculated Cash to Close on the CD.	CD Total Borrower Contribution: $-543,555.11; CD Borrower's % Investment: -92.91540%;	AUS requirement	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-30): MRI is a form of insurance that helps you settle your outstanding mortgage balance in the case that you die early and still haven't fully paid your loan. Borrower did not meet the minimum contribution for xxxxxx requirements. Investor can elect to waive with verified compensation factors.			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30569935	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Government Documentation	Loan Package Documentation	xxxxxx Loan Transmittal (92900-LT) is missing.	Disclosure: xxxxxx - Loan Transmittal (92900-LT) (Government Documents)	Required per the AUS.		Reviewer Comment (2024-06-07): 92900-LT provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30569990	xxxxxx	05/22/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570018	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-07): Approval provided	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570085	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570086	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570087	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570098	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	D	B	C	B	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570100	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial Closing Disclosure is missing in file.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30570101	xxxxxx	05/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $20,539.30 may be required.	Loan estimate is not provided in file.		Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30580846	xxxxxx	05/22/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-05-20): Client elects to waive			05/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30580848	xxxxxx	05/22/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.62393% exceeds Guideline loan to value percentage of 90.00000%.	Max per Verus Expanded Criteria Guidelines	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813699	xxxxxx	30580850	xxxxxx	05/22/2024	Credit	Guideline	Guideline Issue	Guideline	Recent sale within 90 days is not eligible per xxxxxx guidelines.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Last Sale date: xxxxxx; Case Number Assignment date: xxxxxx		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813847	xxxxxx	30566248	xxxxxx	04/22/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-04-26): Received Final Title Policy. Exception Cleared.	04/26/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813847	xxxxxx	30566249	xxxxxx	04/22/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Telephone Listing / Internet Search / Directory Assistance is missing.		Reviewer Comment (2024-04-30): Telephone Listing / Internet Search received. Exception cleared.	04/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813847	xxxxxx	30566250	xxxxxx	04/22/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title commitment amount is not provided, unable to determine if appropriate coverage is provided.		Reviewer Comment (2024-04-26): Received Final Title Policy with Policy amount. Exception Cleared.	04/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30572986	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the Note and most recent mortgage statement. The mortgage statement was only provided.		Reviewer Comment (2024-06-04): Received Note - Senior Lien. Exception cleared.	06/04/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573139	xxxxxx	05/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-05): Received Final Title with updated loan amount. Exception cleared.	06/05/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573141	xxxxxx	05/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-05): Received Final Title with updated loan amount. Exception cleared.	06/05/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573294	xxxxxx	05/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.83675% or Final Disclosure APR of 11.93100% is equal to or greater than the threshold of APOR 6.95% + 3.5%, or 10.45000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The disclosure acknowledgment in file is not acceptable as it does not indicate which transpired; waiver or receipt.	Reviewer Comment (2024-06-25): Evidence of the appraisal delivery prior to closing was provided.

Reviewer Comment (2024-06-13): Per previous comments, the appraisal valuation acknowledgment is not acceptable as it does not verify which transpired, the delivery or waiver. Further, the actual delivery certificate provided reflects a delivery date of 4/7 which is prior to the completion of the appraisal report dated xxxxxx  An appraisal cannot be delivered prior to completion.

Reviewer Comment (2024-06-06): The same document was provided that was in file at time of review. Please review the original condition. The disclosure acknowledgment in file is not acceptable as it does not indicate which transpired; waiver or receipt.
															06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573295	xxxxxx	05/23/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The disclosure acknowledgment in file is not acceptable as it does not indicate which transpired; waiver or receipt.	Reviewer Comment (2024-06-25): Evidence of the appraisal delivery prior to closing was provided.

Reviewer Comment (2024-06-13): Per previous comments, the appraisal valuation acknowledgment is not acceptable as it does not verify which transpired, the delivery or waiver. Further, the actual delivery certificate provided reflects a delivery date of xxxxxx which is prior to the completion of the appraisal report dated xxxxxx  An appraisal cannot be delivered prior to completion.

Reviewer Comment (2024-06-06): The same document was provided that was in file at time of review. Please review the original condition. The disclosure acknowledgment in file is not acceptable as it does not indicate which transpired; waiver or receipt.
															06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573888	xxxxxx	05/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-06-04): Received updated Fraud Report. Exception Cleared.	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811510	xxxxxx	30573913	xxxxxx	05/23/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-04): Clearance report provided	06/04/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812639	xxxxxx	30593411	xxxxxx	05/28/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-05-29): SitusAMC Received Earliest E-Consent	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812639	xxxxxx	30593453	xxxxxx	05/28/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		RCE provided is from 2022. Loan closed in xxxxxx. Provide an updated RCE.		Reviewer Comment (2024-06-13): Updated RCE provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812639	xxxxxx	30593503	xxxxxx	05/28/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Initial Closing Disclosure is not signed by the borrowers.	Reviewer Comment (2024-05-31): SitusAMC received proof of earlier electronic receipt by borrower.

Reviewer Comment (2024-05-31): SitusAMC received rebuttal that not received tis finding and that completed a xxxxxx state audit not pointed out.  However, a xxxxxx State Audit would not necessarily point out Federal TRID timing requirements. Under 1206.17(d): Multiple creditors; multiple consumers. If a transaction involves more than one creditor, only one set of disclosures shall be given and the creditors shall agree among themselves which creditor must comply with the requirements that this part imposes on any or all of them. If there is more than one consumer, the disclosures may be made to any consumer who is primarily liable on the obligation. If the transaction is rescindable under §1026.23, however, the disclosures shall be made to each consumer who has the right to rescind. The commentary under 17(d)-2 further explains, in part: “In rescindable transactions, the disclosures required by § 1026.19(f) [i.e., the CD] must be given separately to each consumer who has the right to rescind under § 1026.23. In transactions that are not rescindable, the disclosures required by § 1026.19(f) may be provided to any consumer with primary liability on the obligation. See §§ 1026.2(a)(11), 1026.17(b), 1026.19(a), 1026.19(f), and 1026.23(b).”  In light of the above, the timing requirement for the three day rule, on rescindable transactions, would use the latter of the two dates when they have not viewed/signed on the same day.  Non-Borrowing consumer has executed the Security Instrument and is a consumer with rights to rescind and is required to be disclosed the Closing disclosure to review within the timing requirements also.  As provided in loan file, both consumers were given Notice of Right to Cancel (Rescission) document at closing and executed accordingly, giving further confirmation to 1026.17(d) requirements on rescindable transaction timing requirements.  The Disclosure Summary provided only confirms that Borrower 1 received the Initial CD.  Please provide Disclosure Summary for non-borrowing consumer within timing requirements.

Reviewer Comment (2024-05-29): SitusAMC received Disclosure Summary for CD xxxxxx showing borrower received the CD. As the transaction is rescindable all borrowers must receive the initial CD 3 business days prior to consummation. Please provide documentation indicating receipt for Non-borrower.
															05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812639	xxxxxx	30595675	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx.		Reviewer Comment (2024-05-30): Received updated Fraud report. Exception cleared.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811602	xxxxxx	30592054	xxxxxx	05/28/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Borrower is considered a First Time Investor. Borrower does not have a history of owning and managing non-owner occupied residential real estate for at least one (1) year in the last three (3) years and is ineligible for cash out refinance.		Reviewer Comment (2024-07-08): Received Property History Report. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811602	xxxxxx	30595872	xxxxxx	05/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Initial Purchase) not provided		Delayed Financing. Provide the HUD-1 from the initial purchase.		Reviewer Comment (2024-07-11): HUD from the initial purchase was provided.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811602	xxxxxx	30595873	xxxxxx	05/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds for the Initial Purchase not provided		Delayed Financing: Provide the source of funds for the purchase.		Reviewer Comment (2024-07-19): Source bank statement provided Reviewer Comment (2024-07-16): The LOE and document provided is not acceptable. The document provided is a Balance Sheet of assets. The actual source documents are required (i.e. bank statements funds came from, etc).	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30591120	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents.	Reviewer Comment (2024-07-17): Received OFAC search run on Settlement Agent xxxxxx, Buyer Agents xxxxxx and Appraiser xxxxxx, Exception cleared.

Reviewer Comment (2024-07-12): Provided Clearance Report only contains the first name for Settlement Agent xxxxxx, Buyer Agents xxxxxx and Appraiser xxxxxx, Full name must needs to be searched on the OFAC & Fraud Report. Exception remains.

Reviewer Comment (2024-07-03): Document requested not received, provide the document requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-05-31): Fraud and OFAC searches not run on Settlement Agent xxxxxx, Buyer Agents xxxxxx and Appraiser xxxxxx. Exception remains.
															07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30591121	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket and HO6 policies.		Reviewer Comment (2024-05-31): Received Blanket and HO6 policy. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30591233	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-05-31): Received Title Commitment. Exception cleared.	05/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30591615	xxxxxx	05/28/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide proof that primary residence is owned by borrower and proof it is free and clear.	Reviewer Comment (2024-07-26): Received corrected 1003. Exception cleared.

Reviewer Comment (2024-07-25): Received 1003, Section 3b reflects the primary residence, however borrower does not have ownership. Provide corrected 1003. Exception remains.

Reviewer Comment (2024-07-19): Please review the previous comments from 7/15: Per the property profile report, the borrower has no ownership in the primary residence. Provide the corrected 1003. Exception remains.

Reviewer Comment (2024-07-16): Please review the previous comments from 7/15:Per the property profile report, the borrower has no ownership in the primary residence. Provide the corrected 1003.

Reviewer Comment (2024-07-15): Per the property profile report, the borrower has no ownership in the primary residence. Provide the corrected 1003.

Reviewer Comment (2024-05-31): Document requested was not received. Provide proof that primary residence is owned by borrower and proof it is free and clear. Exception remains.
															07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30591638	xxxxxx	05/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-07-03): Received HOA Questionnaire. Exception cleared. Reviewer Comment (2024-05-31): Received HOA Statement. The document requested is HOA Questionnaire. Exception remains.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30595960	xxxxxx	05/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file- Condo Association cannot answer single entity questions.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-05-22): Client elects to waive with verified compensation factors			05/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30595991	xxxxxx	05/28/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		All assets accounts in file are in the Estate of xxxxxx with our borrower a the Executor. An LOE was provided by the borrower stating the xxxxxx is deceased and she now owns all assets. An LOE from the borrower is not acceptable for evidence of access. Provide the death cert for xxxxxx as well as the Estate documents for xxxxxx (i.e will).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-05-31): Received Death Certificate. Provide the Estate documents for xxxxxx (i.e will). Exception remains.			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30663476	xxxxxx	05/31/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Provided HO6 Policy does not contain Lender or Servicer - including successors and assigns as required by the guidelines.		Reviewer Comment (2024-07-03): Updated HO6 policy provided	07/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	30663562	xxxxxx	05/31/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-12): Clearance report provided Reviewer Comment (2024-07-03): None of the documents uploaded clear the condition. The high risk red flags on the fraud report need to be cleared. Provide the clearance report, clearance LOE or supporting documents. Further, please only upload the requested documents. More than 300 pages were uploaded previously.	07/12/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813527	xxxxxx	31119354	xxxxxx	07/15/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Property profile report provided for the primary residence post-review. The borrower has no ownership in the primary residence. Per guidelines, First Time Investor's are required to own a primary residence for 1 year.		Reviewer Comment (2024-07-19): Received the property profile report for the investment property which shows the length of ownership. Exception cleared. Reviewer Comment (2024-07-16): The 1003 alone does not clear this condition. Provide the property profile report for the additional property to determine length of ownership and if the experience requirements are met.	07/19/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811363	xxxxxx	30606980	xxxxxx	05/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title address does not contain xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811363	xxxxxx	30607015	xxxxxx	05/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or • 100% of the Total Estimate of Cost-New per the appraiser; or • The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-13): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-06-13): The investor provided us the guidelines to utilize for the review. There is no bulletin provided for xxxxxx with an overlay to the xxxxxx Guidelines. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-11): Please review previous comments from xxxxxx If xxxxxx will not provide an RCE, then coverage should have been obtained that meets the guideline requirements. This was already reviewed by management. Provide a pre-close HOI that meets the guideline coverage requirements, an LOE from the agent stating the cost to rebuild is the current dwelling coverage, or the investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-05): The guidelines require the insurance coverage listed in the original condition. If an RCE was not able to be provided, then the coverage per the guidelines should have been obtained. Investor can elect to waive with verified compensation factors.
																	06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812578	xxxxxx	30610579	xxxxxx	05/30/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-03): SitusAMC Received E-Consent agreement.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	812578	xxxxxx	30611172	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure dated xxxxxx was not signed by the borrower and there is no documentation to verify the date the borrower received the Closing Disclosure; therefore, the 3 day mailbox rule applies. The estimated received date is xxxxxx , which is not at least 3 business days prior to closing.		Reviewer Comment (2024-06-03): SitusAMC received disclosure tracking for the xxxxxx CD.	06/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813200	xxxxxx	30608659	xxxxxx	05/30/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-03): Received Final Title with updated loan amount. Exception cleared.	06/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813200	xxxxxx	30608666	xxxxxx	05/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-03): Received Final Title. Exception cleared.	06/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813200	xxxxxx	30641047	xxxxxx	05/30/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal provided in file has a completion date post-closing. Provide the pre-close appraisal.		Reviewer Comment (2024-06-03): Preclose appraisal provided	06/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813200	xxxxxx	30641144	xxxxxx	05/30/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Rental Income: Subject Property: Purchase: If occupied, use the lessor of the rent from a fully executed current lease agreement or the market rent from an appraisal. Provide the lease agreements.		Reviewer Comment (2024-06-05): Lease agreements provided	06/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813200	xxxxxx	30686119	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-03): Client elects to waive			06/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	A	A	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608192	xxxxxx	05/30/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	The following large deposits were not sourced and are needed to qualify the loan: $8,080 on xxxxxx ; $8,144.50 on xxxxxx ; $8,000 on xxxxxx ; $8,500 on xxxxxx ; $8,000 on xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-17): This loan was not reviewed to xxxxxx Guidelines, but investor guidelines.

Reviewer Comment (2024-06-14): Please review the comments from xxxxxx The check for $8,500 was provided for source documents. However, please see comments from xxxxxx  The additional deposits listed do not need to be sourced for income but for assets as the assets sourcing is 50% or more of the average monthly income. The deposits are needed for asset qualification. Without the deposits, the borrower is short reserves.

Reviewer Comment (2024-06-03): The check for $8,500 was provided for source documents. However, please see comments from xxxxxx  The additional deposits listed do not need to be sourced for income but for assets as the assets sourcing is 50% or more of the average monthly income. The deposits are needed for asset qualification. Without the deposits, the borrower is short reserves.

Reviewer Comment (2024-05-31): The $8,500 deposit on 4/1 needs to be sourced for income. All invoices in file were reviewed and this deposit was not found. Further, the additional deposits need to be sourced for assets which his any deposit 50% or more above the average monthly income. Provide the sources.
																	06/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608251	xxxxxx	05/30/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The policy reflects coverage of $xxxxxx. The file does contain a replacement cost estimator for $xxxxxx; however, the replacement cost estimator reflects the address as xxxxxx instead of xxxxxx. An updated replacement cost estimator with the correct address is required. Otherwise there is a shortage of $xxxxxx		Reviewer Comment (2024-06-07): Received updated RCE. Exception cleared.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608347	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA Disclosure was not provided to the borrower until closing.		Reviewer Comment (2024-05-28): Client elects to waive			05/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608348	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.08599% or Final Disclosure APR of 10.16900% is equal to or greater than the threshold of APOR 7.19% + 1.5%, or 8.69000%. Non-Compliant Higher Priced Mortgage Loan.	Flip Transaction. 2 appraisals required.		Reviewer Comment (2024-06-06): Second appraisal provided Reviewer Comment (2024-05-31): Loan is a flip. Flip transactions is measured from acquisition to purchase contract date which is xxxxxx vs. application date.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608349	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2024-05-28): Client elects to waive			05/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30608350	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.			Reviewer Comment (2024-06-06): Second appraisal provided Reviewer Comment (2024-05-31): Loan is a flip. Flip transactions is measured from acquisition to purchase contract date which is xxxxxx vs. application date.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30616408	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser.		Reviewer Comment (2024-06-06): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-05-31): Fraud and OFAC searches not run on Appraiser. Exception Remains.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813565	xxxxxx	30640756	xxxxxx	05/30/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The EA expense ratio line is in a different font than the rest of the letter. Provide evidence this was added by the EA.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): Client elect to waive with verified compensation factors Reviewer Comment (2024-06-07): The new letter provided has different fond throughout the document and is dated post close. Provide evidence this was sent by the EA tot he borrower/lender. Investor an elect to waive with verified compensation factors.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30604106	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-15): Approval Received.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30604111	xxxxxx	05/30/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent, xxxxxx.		Reviewer Comment (2024-06-12): Received updated Fraud Report. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30604122	xxxxxx	05/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2024-06-12): Received Title Commitment. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30604190	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial Closing Disclosure is missing.		Reviewer Comment (2024-06-12): SitusAMC received xxxxxx CD 3 business days prior to consummation.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30640965	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.61237% or Final Disclosure APR of 11.69700% is equal to or greater than the threshold of APOR 6.71% + 3.5%, or 10.21000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The delivery document is file reflect delivered xxxxxx which is prior to the completion date of the appraisal report.	Reviewer Comment (2024-07-19): An Acknowledgment of Receipt of Appraisal Report was provided.

Reviewer Comment (2024-07-16): Received the origination appraisal and evidence of delivery of the origination appraisal dated within 3 days prior to consummation. Still pending receipt of delivery of the updated appraisal with a completion date of xxxxxx

Reviewer Comment (2024-07-15): The effective date of the appraisal report is xxxxxx (which is when the appraiser was assigned the report). The completion date of the report is xxxxxx (when the appraiser completed the report). A delivery document is in file is dated xxxxxx. An appraisal cannot be delivered prior to it’s completion. If the report in file is an update to the origination appraisal, then we need to see the origination appraisal report that goes along with the xxxxxx delivery, along with evidence of delivery of the updated appraisal report with a completion date of xxxxxx. If the value did not change between origination and update, the updated appraisal can be delivered any time and the conditions will updated to an EV2/B.
															07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	30640966	xxxxxx	05/30/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The delivery document is file reflect delivered xxxxxx which is prior to the completion date of the appraisal report.	Reviewer Comment (2024-07-19): An Acknowledgment of Receipt of Appraisal Report was provided.

Reviewer Comment (2024-07-16): Received the origination appraisal and evidence of delivery of the origination appraisal dated within 3 days prior to consummation. Still pending receipt of delivery of the updated appraisal with a completion date of xxxxxx

Reviewer Comment (2024-07-15): The effective date of the appraisal report is xxxxxx (which is when the appraiser was assigned the report). The completion date of the report is xxxxxx (when the appraiser completed the report). A delivery document is in file is dated xxxxxx. An appraisal cannot be delivered prior to it’s completion. If the report in file is an update to the origination appraisal, then we need to see the origination appraisal report that goes along with the xxxxxx delivery, along with evidence of delivery of the updated appraisal report with a completion date of xxxxxx. If the value did not change between origination and update, the updated appraisal can be delivered any time and the conditions will updated to an EV2/B.
															07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	809253	xxxxxx	31173522	xxxxxx	07/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-07-19): The client elects to waive.			07/19/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30632270	xxxxxx	05/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-06-14): Received OFAC search. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30632347	xxxxxx	05/31/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. . Sec ID: 128	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-06-20): AVM received. Exception cleared.	06/20/2024			1	D	A	A	A	D	A		A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30632372	xxxxxx	05/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,193.00 exceeds tolerance of $652.00 plus 10% or $717.20. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $1,193.00 exceeds tolerance of $652.00 plus 10% or $717.20. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-21): A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. Title - Document Prep Fee and Title - Lender's Title Policy fee not disclosed on LE so the baseline for these fees is $0. Total of Fee disclosed on LE $652 + 10% ($65.2) = $717.20 - $1,193 (Total of fees on FCD) = $475.80(Cure). Cure required is $475.80. A copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

Reviewer Comment (2024-06-20): SitusAMC received LOX for lender rebuttal and Lender states the baseline should be $1,145 vs SitusAMC calculated amount of $652.  Lender has included the Title - Recording Service fee $225 and Title - Title Service fee $425 in the 10% baseline.  However, these fees were not charged to the borrower on the Final CD.  A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed.  Provide a Corrected CD disclosing the tolerance cure of $475 (ILE $652 + 10%($65.2) = $717.20 - $1,193 FCD) a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	C	B	C	C	D	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	812722	xxxxxx	30646445	xxxxxx	05/31/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 for xxxxxx is incomplete. Does not reflect a complete 2 year housing history.		Reviewer Comment (2024-06-20): Corrected 1003 provided Reviewer Comment (2024-06-20): Provide all pages of the corrected 1003.Only 1 page was provided. Exception remains.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30646521	xxxxxx	05/31/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		6 months housing history was provided for the borrower's primary residence when 12 months is required. Provide the previous VOR for the property on xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30646680	xxxxxx	05/31/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $920.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee was not disclosed on the initial LE and added on the re-disclosed LE without a valid COC. It should be further noted, additional COC forms were provided for an increased appraisal fee, however, the COC reflects appraisal fee increased due to form change/type change due to property features and complexity. The application taken on xxxxxx which is prior to the appraisal effective date reflects the property was a xxxxxx unit property, therefore it should have been known that a 1025 form should have been utilized and no further information was provided on the complexity.		Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx			06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	C	C	B	C	C	D	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	812722	xxxxxx	30647182	xxxxxx	05/31/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Leases are required for properties where rental income is being used to qualify and the property was acquired during or subsequent to the most recent tax filing year or the rental property was out of service for an extended period. Properties with expired leases that have converted to month to month per the terms of the lease will require bank statements for the lesser of 2 months or the time period after the lease expired.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-20): Updated comments. Per guidelines, the signed and dated tax returns are required for rental income. The loan closed on xxxxxx , therefore the signed and dated 2023 tax returns are required. Further, the guidelines require 2 months rent receipt when leases expired and converted to month to month. The CA requirements have no bearing on the guideline requirements which the loan was qualified.			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812722	xxxxxx	30889264	xxxxxx	06/20/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM provided is invalid. The FSD is greater than 0.2. Appraisal was provided. Sec ID: 120	Note date: xxxxxx; Lien Position: 2	Per the guidelines, maximum FSD score allowed is 0.13 however provided AVM FSD score is 0.23.		Reviewer Comment (2024-07-03): Supporting CDA received. Higher tiered product than AVM. Reviewer Comment (2024-06-25): CDA will be ordered Reviewer Comment (2024-06-20): The same AVM was provided. Please review original condition. Per the guidelines, maximum FSD score allowed is 0.13 however provided AVM FSD score is 0.23.	07/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	C	C	B	C	C	D	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812825	xxxxxx	30620403	xxxxxx	05/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final Closing Disclosure reflects an auto installment loan is being paid off at closing that is on the borrower's credit report. The loan is a business purpose loan; therefore, personal debt cannot be paid off.		Reviewer Comment (2024-07-05): Evidence the debt is a business expense was provided. Reviewer Comment (2024-06-11): This a DSCR loan and no employment is disclosed. Evidence will need to be provided that this debt is for the borrower's SE business and that the business has been paying the debt for the past 6 months to be considered business debt.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814345	xxxxxx	30618872	xxxxxx	05/31/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-05-29): Client elects to waive			05/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814345	xxxxxx	30618899	xxxxxx	05/31/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $755.00 exceeds tolerance of $705.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Appraisal Fee increased from $705.00 on the initial Loan Estimate to $755.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-05-24): Sufficient Cure Provided At Closing		05/24/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814345	xxxxxx	30647328	xxxxxx	05/31/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Commission earnings should be averaged over the most recent two (2) years and require any of the following documentation: A recent YTD paystub reflecting commission earnings, W2 forms covering the most recent 2 year period or a completed Request for Verification of Employment - xxxxxx Form 1005. The Work Number was provided in lieu of.		Reviewer Comment (2024-06-07): Paystubs and W2's provided reflecting commissions income	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641282	xxxxxx	06/03/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-17): Received Final Title. Exception cleared.	06/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641284	xxxxxx	06/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-17): Received Final Title. Exception cleared.	06/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641289	xxxxxx	06/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a gap report dates xxxxxx which is more than 10 days prior to the loan closing.		Reviewer Comment (2024-06-17): Received Credit gap report. Exception cleared.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641619	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The ABA Disclosure was not provided to the borrower until closing.		Reviewer Comment (2024-05-30): Client elects to waive			05/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641622	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $80,272.06 is under disclosed by $-90.00 compared to the calculated Amount Financed of $80,182.06 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The final Closing Disclosure reflects a difference of $90.00 in amount financed. Based on the compliance report, the lender did not include the Flood Certificate in the finance charge.		Reviewer Comment (2024-07-23): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-06-28): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for amount of underdisclosure and proof of mailing. As this is a material disclosure violation on a rescindable transaction, the reopening of rescission to all consumers is also required to finalize this cure.		07/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813174	xxxxxx	30641623	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $182,631.29 is under disclosed by $90.00 compared to the calculated Finance Charge of $182,721.29 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The final Closing Disclosure reflects a difference of $90.00 in amount financed. Based on the compliance report, the lender did not include the Flood Certificate in the finance charge.		Reviewer Comment (2024-07-23): SitusAMC received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission. Reviewer Comment (2024-06-28): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund for amount of underdisclosure and proof of mailing. As this is a material disclosure violation on a rescindable transaction, the reopening of rescission to all consumers is also required to finalize this cure.		07/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642135	xxxxxx	06/03/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): DF HOEPA cure documentation provided.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642136	xxxxxx	06/03/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): DF HOEPA cure documentation provided.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642137	xxxxxx	06/03/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): DF HOEPA cure documentation provided.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642138	xxxxxx	06/03/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): DF HOEPA cure documentation provided.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642139	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.71259% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .71259%). Non-Compliant High Cost Loan.	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): Cure documentation received.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-07-10): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.75566% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .75566%).  Non-Compliant High Cost Loan.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
																07/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813174	xxxxxx	30642140	xxxxxx	06/03/2024	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	The appraisal fee is paid to the lender affiliate on the Affiliate Business Arrangement Disclosure. The file does not contain an invoice that separates out the management fee and the appraisal fee; therefore, the full appraisal fee is included in the HOEPA fees resulting in the fees exceeding the allowable maximum.	Reviewer Comment (2024-07-24): DF HOEPA cure documentation provided.

Reviewer Comment (2024-07-23): Received copy of check and mailing label. Tracking only reflects label created. Must reflect at minimum in transit.

Reviewer Comment (2024-07-23): Received signed choice letter with selection from the borrower. Pending receipt of copy of check for cure amount and evidence of delivery to the borrower.

Reviewer Comment (2024-07-16): Email to investor: If the flood fee was incorrectly disclosed, then we need the final signed/stamped settlement statement to support the actual fee charged was $9.50 vs. $90 as reflected on the PC-CD. Finance Charges, Amount Financed and HOEPA/HC violations are all separate issues. Further, the Seller cannot just provide a refund for the HOEPA/HC violations. The previous email (attached) provided details on what is required to cure the HOEPA/HC violations. Until all the requested documents are received, this cannot be escalated for review.

Reviewer Comment (2024-06-28): The documentation provided is for a tolerance violation which is not the same as HOEPA/HC violation and does not cover the full amount violated under HOEPA. HOEPA cure requirements are as follows:  • Cure Requirements:
1. Choice letter provided and signed letter from borrower indicating their choice to either (a) accept refund for the points and fees overage and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
2. Assuming option (a) is selected, a copy of refund check and proof of mailing;
3. Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30651801	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-05-31): Client elects to waive			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30655558	xxxxxx	06/04/2024	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The guidelines require the borrower to be in business for 2 years. The third party documentation verifies the business used to qualify the loan has only bee in business since xxxxxx . The file contains an investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-05-31): Client elects to waive with verified compensation factors			05/31/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30655598	xxxxxx	06/04/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser and settlement agent.		Reviewer Comment (2024-07-08): Received OFAC search run on the appraiser and settlement agent. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30655676	xxxxxx	06/04/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $120.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)			Reviewer Comment (2024-05-30): Sufficient Cure Provided At Closing		05/30/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813091	xxxxxx	30664632	xxxxxx	06/04/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit report and gap report reflect 2 open mortgages which appear to be a lender transfer. Provide the supplement updating one of the mortgages to $0 balance and transferred.		Reviewer Comment (2024-07-17): Lender correspondence provided. One in the same mortgage. One mortgage reports under 2 credit agencies and the other one only 1.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30664666	xxxxxx	06/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.61703% or Final Disclosure APR of 11.66800% is equal to or greater than the threshold of APOR 7.19% + 3.5%, or 10.69000%. Non-Compliant Higher Priced Mortgage Loan.	Delivery in file is dated prior to the completion of the appraisal report.		Reviewer Comment (2024-07-17): Appraisal delivery provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813091	xxxxxx	30664667	xxxxxx	06/04/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Delivery in file is dated prior to the completion of the appraisal report.		Reviewer Comment (2024-07-17): Appraisal delivery provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30659893	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2024-06-11): PDI received dated 6.7.2024: No Damage Reviewer Comment (2024-06-10): Post Disaster Inspection report is not for subject property. Exception remains.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30659968	xxxxxx	06/05/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature.		Reviewer Comment (2024-06-07): Additional docs provided regarding business license validity. 2 years business license provided, Reviewer Comment (2024-06-06): The guidelines require a business license for the past 2 years. First license provided expired xxxxxx and second license provided expires xxxxxx . There are no effective dates for the licenses.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30663755	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	All transaction participants are required to be included in the fraud report and ofac. The fraud report and ofac does not contain the authorized signor on the Closing Disclosure for the selling business, xxxxxx.	Reviewer Comment (2024-06-18): Seller's comments in Clarity regarding red flag. Verified REO section to include both current subject property and additional property already included in the ratios to be the only owned properties by the borrower.

Reviewer Comment (2024-06-17): Yes, it is part of the process. Any new debt that could affect the borrower's ability to repay the current loan is required to be added to the DTI. It would be no different than a gap credit report being pulled, which guidelines also indicates any new debt dated prior to, at or after closing, would need to be added to the DTI.

Reviewer Comment (2024-06-14): Received Fraud Report and OFAC run on authorized signer. However, there is an additional high risk red flag on the last report run for a purchase of a property after loan closing that must be addressed. Please note, if borrower purchased another property, the PITIA will need to be added to the debt and supporting documents provided.

Reviewer Comment (2024-06-12): The updated fraud report provided must have the full name run. The comments did not include the last name as PII should not be in the comments. Please refer to the Seller CD and provide the Fraud and OFAC run on the full first and last name for the selling business signer xxxxxx. Further, there is an additional high risk red flag on the last report run for a purchase of a property after loan closing that must be addressed. Please note, if borrower purchased another property, the PITIA will need to be added to the debt and supporting documents provided.

Reviewer Comment (2024-06-07): Please refer to the Seller CD. Signed on behalf of the Selling LLC by xxxxxx.

Reviewer Comment (2024-06-06): Please reviewer to the original condition. xxxxxx is the agent for the business selling the property. Please refer to the Seller CD.
															06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30663861	xxxxxx	06/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	Per an internet search, the departing residence is located in an HOA community. In addition, the final 1003 shows a higher Monthly Insurance, Taxes, and Association Dues than verified; therefore, the difference may be the HOA Dues. Evidence of the HOA Dues is required.		Reviewer Comment (2024-06-12): HOA dues provided Reviewer Comment (2024-06-06): Please refer to the original condition. An internet search of the property reflects there are HOA dues tied to the property. xxxxxx is part of a PUD. Provide evidence of the HOA dues.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30682850	xxxxxx	06/05/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Per HOA cert, HOA is in litigation. Investor exception will be required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-12): The client elects to waive with verified compensation factors. The litigations appear to be against individual owners and do not impact the marketability or put a financial burden on the other individual unit owners. Reviewer Comment (2024-06-06): This condition cannot be cleared as this is an RA requirement. The investor will need to consider waiving with verified compensation factors.			06/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814113	xxxxxx	30682851	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Property - Appraisal	Valuation Error: APN Number not provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-03): Client elects to waive			06/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814115	xxxxxx	30658488	xxxxxx	06/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	The guidelines require a copy of the lease agreement for the subject property, which was not provided in the file.		Reviewer Comment (2024-07-18): Received executed lease agreement for subject property. Exception cleared. Reviewer Comment (2024-06-10): Per the guidelines Fully executed lease agreement is required for each property that is being rented. Exception remains.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814115	xxxxxx	30682894	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC searches were not provided for the Settlement Agent.		Reviewer Comment (2024-06-11): Received OFAC search for Settlement agent. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814109	xxxxxx	30657765	xxxxxx	06/05/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The final Closing Disclosure does not reflect the HOA Dues.	Reviewer Comment (2024-06-13): SitusAMC received Letter of explanation and Corrected Closing disclosure.

Reviewer Comment (2024-06-11): SitusAMC upon review the Final CD is not reflecting non-escrowed property cost over year 1 therefore we would require Post CD along with LOX to reflect non-escrowed property cost over year 1 as $900 on page 4.

Reviewer Comment (2024-06-07): SitusAMC upon review the Final CD is not reflecting non-escrowed property cost over year 1 whereas the Appraisal report is reflecting HOA amount of $200 per year and HOA docs is reflecting amount as $243 (Doc ID 0046). Kindly confirm the HOA amount and update the same in Post CD along with LOX to reflect non-escrowed property cost over year 1.
																06/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814109	xxxxxx	30658054	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report and ofac. The fraud report and ofac does not contain the authorized signor for the seller, xxxxxx and Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-12): Updated fraud report and updated fraud clearance LOE provided Reviewer Comment (2024-06-10): Updated fraud report provided with the settlement agent. Pending receipt of fraud report run with the authorized signor for the seller, xxxxxx. Further, the updated fraud report reflects 2 new red flags that must be addressed for FTHB.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814109	xxxxxx	30683000	xxxxxx	06/05/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Per overlays, all large deposits into the borrower's personal account that exceed 100% of the total monthly income must be sourced. Provide the sources for $19,980 4/30, $22,000 4/26, and $50,000 xxxxxx		Reviewer Comment (2024-06-20): Received Source of deposits. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813471	xxxxxx	30682144	xxxxxx	06/06/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide document as to borrower's percentage of ownership % for xxxxxx account xxxxxx . Funds are limited to the ownership %.		Reviewer Comment (2024-06-25): Operating agreement provided Reviewer Comment (2024-06-07): None of the documents provided reflect an ownership % breakdown. Further, access letter has no bearing on this. The guidelines state the funds are limited to the ownership %.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813471	xxxxxx	30682253	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-25): Received Updated Fraud Report. Exception Cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813471	xxxxxx	30690843	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Blanket Coverage is missing the subject property address.		Reviewer Comment (2024-06-14): Address on blanket under special conditions. Lender attestation provided verifying the blanket is for the subject property. Reviewer Comment (2024-06-11): Under property information and locations, the property is not listed as insured. Is the subject property insured under this policy? Provide a lender attesation to this fact.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813471	xxxxxx	30942920	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file to utilize 100% of business funds to qualify for assets when borrower is only 25% owner.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-03): Client elects to waive with verified compensation factors			07/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813471	xxxxxx	30942947	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Operating Agreement provided post-review. All non-borrowing owners of the business must provide a signed and dated letter acknowledging the transaction and confirming the borrower’s access to funds in the account. (xxxxxx).		Reviewer Comment (2024-07-02): Received Evidence of Access to funds. Exception cleared.	07/02/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	807719	xxxxxx	30689534	xxxxxx	06/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter for xxxxxx is > 90 days old. Per guidelines, income document verification must be dated no more than 90 days from closing. VVOE is not acceptable.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-17): The CPA letter is dated post-close. Reviewer Comment (2024-06-17): The CPA letter is dated post-close and not for the business in question. Business in question is xxxxxx. Reviewer Comment (2024-06-12): Comments made appear to be for the Seller on 6/12			06/18/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679522	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-06-04): Client elects to waive			06/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679569	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.43760% or Final Disclosure APR of 12.43800% is equal to or greater than the threshold of APOR 6.76% + 3.5%, or 10.26000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-06-07): Appraisal delivery received	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679570	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-06-07): Appraisal delivery received	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679574	xxxxxx	06/06/2024	Compliance	Compliance	State Compliance	State Defect	Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided)	Colorado Consumer Credit Code: Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.	Reviewer Comment (2024-06-18): Lender attestation provided regarding not offering insurance and borrower did not obtain.

Reviewer Comment (2024-06-18): The attestation provided is not acceptable. The attestation must be specific to the verbiage. The only thing the attestation says is "We did not provide homeowner's insurance." Please see comments from 6/13: If the lender does not offer insurance, or the borrower did not obtain insurance through the lender, exception can be cleared with an attestation from lender stating this.

Reviewer Comment (2024-06-13): Escalated review: For insurance against loss of or damage to property or against liability, a lender must furnish a clear and specific statement in writing to the consumer setting forth the cost of the insurance if obtained from the lender and stating that the consumer may choose the person through whom the insurance is to be obtained. It does not appear that there is a model form for this disclosure.
 That being said, this disclosure is required only if insurance is obtained through creditor.  If the lender does not offer insurance, or the borrower did not obtain insurance through the lender, exception can be cleared with an attestation from lender stating this.  If the borrower did obtain insurance through the lender, then the disclosure is required and I do not see a cure for this.
															06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679575	xxxxxx	06/06/2024	Compliance	Compliance	State Compliance	State Defect	Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided)	Colorado Consumer Credit Code: Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).			Reviewer Comment (2024-06-18): Lender attestation provided regarding not offering insurance and borrower did not obtain. Reviewer Comment (2024-06-18): The attestation provided is not acceptable. The attestation must be specific to the verbiage. The only thing the attestation says is "We did not provide homeowner's insurance." Please see comments from 6/13: If the lender does not offer insurance, or the borrower did not obtain insurance through the lender, exception can be cleared with an attestation from lender stating this.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679576	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	Reviewer Comment (2024-06-13): SitusAMC received lender attestation that xxxxxx CD was never issued to borrower

Reviewer Comment (2024-06-10): SitusAMC received lender attestation that xxxxxx CD was not issued to borrower.  However, the issue relates to the xxxxxx CD that is issued prior to the final LE.  See Doc ID 0085 which reflects $190,962.25 cash to close and is missing numerous figures on page 1 & loan calculations on page 5. If a disclosure was not issued to borrower, SitusAMC requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  SitusAMC can then retest if no information in file reflects a disclosure was provided to borrower.
															06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30679581	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $81.50 exceeds tolerance of $80.00. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $81.50 exceeds tolerance of $80.00.		Reviewer Comment (2024-06-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689768	xxxxxx	06/06/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter in file reflects a date of xxxxxx vs xxxxxx .		Reviewer Comment (2024-06-13): Per investor, accepting attestation from UW regarding date. Reviewer Comment (2024-06-13): Investor will need to advise if they are taking the UW attestation regarding the CPA letter date. Assigned to investor.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689827	xxxxxx	06/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		For the senior lien, the guidelines require a copy of the original Note and the most recent mortgage statement. The mortgage statement provided is from xxxxxx . Provide a recent mortgage statement.		Reviewer Comment (2024-06-13): Current mortgage statement provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689911	xxxxxx	06/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.36296% exceeds Guideline total debt ratio of 50.00000%.	The lender did not include the MI on the 1st senior lien in to the ratios.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-06-14): Client elects to waive with verified compensation factors			06/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689913	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The lender did not include the MI on the 1st senior lien in to the ratios.		Reviewer Comment (2024-06-14): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-06-07): The 1003 does not clear this condition. The MI was not initially included and the DTI exceeds the maximum allowed.	06/14/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689914	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.36296% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The lender did not include the MI on the 1st senior lien in to the ratios.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-06-14): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-07): The 1003 does not clear this condition. The MI was not initially included and the DTI exceeds the maximum allowed.			06/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30689916	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The lender did not include the MI on the 1st senior lien in to the ratios.		Reviewer Comment (2024-06-14): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-06-07): The 1003 does not clear this condition. The MI was not initially included and the DTI exceeds the maximum allowed.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813196	xxxxxx	30761088	xxxxxx	06/12/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $81.50 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-06-12): Sufficient Cure Provided At Closing		06/12/2024		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813079	xxxxxx	30677611	xxxxxx	06/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Trade Ticket to Settlement Agent.		Reviewer Comment (2024-06-12): Wire Ticket provided	06/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813079	xxxxxx	30682485	xxxxxx	06/06/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit & Background Authorization		Reviewer Comment (2024-06-12): Authorization provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813079	xxxxxx	30690966	xxxxxx	06/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the executed Administrator's Deed for buyout.		Reviewer Comment (2024-06-18): Executed deed provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813079	xxxxxx	30690994	xxxxxx	06/06/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated Contact Information Sheet. Borrower has been part owner of the subject property since xxxxxx. Not a first time investor.		Reviewer Comment (2024-06-14): Corrected contact information form provided Reviewer Comment (2024-06-14): The document signed and completed by the borrower must be accurate with regards to any loan application taken. Please provide the corrected document. Reviewer Comment (2024-06-12): The document provided was in file at time of review. Please review the original condition. Provide the updated Contact Information Sheet. Borrower has been part owner of the subject property since xxxxxx. Not a first time investor.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813079	xxxxxx	30691574	xxxxxx	06/06/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided	xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).	Reviewer Comment (2024-06-24): Received OFAC for Settlement Agent. Exception cleared.

Reviewer Comment (2024-06-19): The Closing Statement is signed by Notary, who is xxxxxx. Please provide OFAC search for xxxxxx. Exception remains.

Reviewer Comment (2024-06-18): On credit application Title Agent is reflecting as xxxxxx also we have received OFAC for the same. However, from the closing statement unable to identify the person who has signed the document. Exception remains.

Reviewer Comment (2024-06-17): OFAC not provided on Settlement Agent (person who signed the Final HUD cannot make out from the signature). Exception remains.

Reviewer Comment (2024-06-14): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent. Exception remains.

Reviewer Comment (2024-06-13): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent. Exception remains.

Reviewer Comment (2024-06-12): The investor provided us with the 4.2024 guidelines to review to. The documentation is required.
															06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813079	xxxxxx	31075966	xxxxxx	07/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note provided post-review. Provide the LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2024-07-24): The required documents for a post-close corrected Note were provided. Reviewer Comment (2024-07-23): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-07-23): The email does not specify what is transpiring. The LOE to borrower regarding why docs needed to be resigned is part of the cure provisions along with evidence of delivery. Reviewer Comment (2024-07-22): LOE to the borrower was not found.	07/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814683	xxxxxx	30679328	xxxxxx	06/06/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the mortgage statement for the property xxxxxx to verify monthly payment contains taxes and insurance. If taxes and insurance is not escrowed, then evidence of of taxes and insurance is required.		Reviewer Comment (2024-06-13): Received Final CD for the property xxxxxx to verify monthly payment contains taxes and insurance. Exception cleared. Reviewer Comment (2024-06-11): The final 1003 reflects there is a mortgage on this property with xxxxxx for $xxxxxx. If the property is free and clear, will still need evidence of taxes and insurance so the debt can be added to the debt ratios.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814683	xxxxxx	30679412	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-04): Client elects to waive			06/04/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814683	xxxxxx	30688995	xxxxxx	06/06/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the AUS, provide the VOM for the property on xxxxxx.		Reviewer Comment (2024-06-13): Received Note document. Exception cleared. Reviewer Comment (2024-06-11): The final 1003 reflects there is a mortgage on this property with xxxxxx for $xxxxxx	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813538	xxxxxx	30690393	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-06-05): Client elects to waive			06/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813538	xxxxxx	30690437	xxxxxx	06/07/2024	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx, Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Both VVOE's in file are dated > 10 days prior to closing. Per guidelines, VVOE's must be dated within 10 days prior to closing.		Reviewer Comment (2024-06-13): VVOE's provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813538	xxxxxx	30690519	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,023.00 exceeds tolerance of $567.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,023.00 exceeds tolerance of $567.00. Insufficient or no cure was provided to the borrower	Reviewer Comment (2024-07-02): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2024-06-28): SitusAMC received PCCD, LOE and copy of refund check. FedEx tracking doesn't provide any information. Please provide proof of mailing to cure the exception.

Reviewer Comment (2024-06-26): Required cure for difference of $84. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-06-13): SitusAMC received rebuttal and LOE, however on LE transfer tax was disclosed as xxxxxx and on CD transfer tax increased to xxxxxx as per LOE if tax amount was combined on LE with recording fee. Attestation confirming the fee amounts and bifurcation of fee is required or additional cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813538	xxxxxx	30690849	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-06-13): Updated fraud search provided Reviewer Comment (2024-06-12): Reviewed the fraud report in file with participants and the settlement agent, xxxxxx is not listed on the report. Provide the report that includes the participant.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814648	xxxxxx	30690805	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $695.00 on the initial Loan Estimate to $1,100.00 on the Loan Estimate dated without a valid change of circumstance.		Reviewer Comment (2024-06-20): SitusAMC received valid Changed Circumstance dated xxxxxx .	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814648	xxxxxx	30696856	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The AUS in file is dated post-close. Provide the pre-close AUS. Any new conditions must be addressed.		Reviewer Comment (2024-06-19): Received AUS. Exception cleared.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814648	xxxxxx	30696949	xxxxxx	06/07/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Stocks / Account Number: xxxxxx	The AUS requires 2 months bank statements.		Reviewer Comment (2024-06-20): Removed account. Not needed to qualify.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813042	xxxxxx	30699504	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-06-13): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		06/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813042	xxxxxx	30699933	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure dated xxxxxx . The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-06-12): SitusAMC received lender attestation that xxxxxx CD was estimate for balancing and never disclosed to borrower.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813042	xxxxxx	30699934	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure dated xxxxxx . The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-06-12): SitusAMC received lender attestation that xxxxxx CD was estimate for balancing and never disclosed to borrower.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813042	xxxxxx	30699935	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Initial xxxxxx)	The file contains an incomplete Closing Disclosure dated xxxxxx . The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-06-12): SitusAMC received lender attestation that xxxxxx CD was estimate for balancing and never disclosed to borrower.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814724	xxxxxx	30704268	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Buyers Broker, xxxxxx		Reviewer Comment (2024-06-14): Additional sam.gov provided Reviewer Comment (2024-06-13): The Fraud report has a new high risk red flag for the seller agent just run for the sam.gov. Provide the sam.gov.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814724	xxxxxx	30707781	xxxxxx	06/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines, the CTEC letter must provided confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. CTEC letter reflects they only reviewed the tax returns.		Reviewer Comment (2024-06-20): Received CPA letter which reflects that they have prepared the tax returns. Exception cleared. Reviewer Comment (2024-06-11): The CTEC states they reviewed the tax returns which is not the same as prepared, regardless if they agree with the existing financials or not. The CTEC must state they prepared the tax returns to meet the guideline requirements. Investor can elect to waive with verified compensation factors.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814724	xxxxxx	30746513	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-06-13): PDI received dated xxxxxx. No Damage	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30700228	xxxxxx	06/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Final Title policy Document is Missing g in the File.		Reviewer Comment (2024-06-13): Received Final Title. Exception cleared.	06/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30700231	xxxxxx	06/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-13): Received Final Title. Exception cleared.	06/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30700362	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (xxxxxx/Bank Statements)			Reviewer Comment (2024-06-12): See updated condition	06/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30709227	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	All third party verification of SE is dated post-close.		Reviewer Comment (2024-06-12): Pre-close third party verification of SE provided. Reviewer Comment (2024-06-11): The business entity listing does not reflect a pull date and a VVOE is not acceptable verification of SE.	06/12/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813074	xxxxxx	30709228	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx/Bank Statements)	All third party verification of SE is dated post-close.		Reviewer Comment (2024-06-12): Pre-close third party verification of SE provided. Reviewer Comment (2024-06-11): The business entity listing does not reflect a pull date and a VVOE is not acceptable verification of SE.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30709229	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	All third party verification of SE is dated post-close.		Reviewer Comment (2024-06-12): Pre-close third party verification of SE provided. Reviewer Comment (2024-06-11): The business entity listing does not reflect a pull date and a VVOE is not acceptable verification of SE.	06/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813074	xxxxxx	30709389	xxxxxx	06/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Primary Refinance and appraisal reflects Tenant/Vacant occupancy.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-20): Lender would like to waive

Reviewer Comment (2024-06-14): Investor will need to consider waiving. The appraisal reflects Tenant Occupied and Vacant on a primary refinance. The comments on page 10 state subject is vacant due to remodeling. Assigned to buyer.

Reviewer Comment (2024-06-13): The appraisal report provided still reflects Tenant/Vacant on pages 1 and 2 and Operating Income Statement.

Reviewer Comment (2024-06-12): The LOE is not sufficient as it just states he intents to use the proceeds to remodel and retain the property. It does not state he intends to use this property use as a primary residence or occupy it. This transaction was completed as a primary residence refinance. A primary residence refinance appraisal cannot reflect Tenant Occupied/Vacant. The appraisal must be updated. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-06-11): This transaction was completed as a primary residence refinance. A primary residence refinance appraisal cannot reflect Tenant Occupied/Vacant. The appraisal is also listed as is. The appraisal must be updated. Investor can elect to waive with verified compensation factors.
																	06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813062	xxxxxx	30692352	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-12): Per the guidelines, filed Article of Org are required under Entity Documents.			06/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813062	xxxxxx	30715564	xxxxxx	06/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		All mortgages and rental payments should be current at time of closing. Provide the 4.2024 mortgage payment for the borrower's primary residence.		Reviewer Comment (2024-06-12): Received credit report reflecting last payment dt xxxxxx . Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813062	xxxxxx	30715758	xxxxxx	06/10/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states		Reviewer Comment (2024-07-02): Received Spousal Consent Form. Exception Cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813543	xxxxxx	30696576	xxxxxx	06/10/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-06): Client elects to waive			06/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813543	xxxxxx	30696692	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-06-06): Client elects to waive			06/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813543	xxxxxx	30696735	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $9.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77181)	SSPL list was not provided nor any LE's.		Reviewer Comment (2024-06-12): SitusAMC received SSPL	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813543	xxxxxx	30697363	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $16,187.68 may be required.	The file is missing evidence of Loan Estimate.		Reviewer Comment (2024-06-12): SitusAMC received xxxxxx LE	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813543	xxxxxx	30697372	xxxxxx	06/10/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.17 is less than Guideline PITIA months reserves of 6.00.	Lender Exception in the file. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813543	xxxxxx	30697388	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Reserves of 4 months does not meet minimum of 6 months required.		Reviewer Comment (2024-06-20): Loan has been designated as Non-QM so this exception is no longer valid’ Reviewer Comment (2024-06-12): Condition pertains to insufficient reserves vs. perm resident card	06/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813543	xxxxxx	30697398	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reserves of 4 months does not meet minimum of 6 months required.		Reviewer Comment (2024-06-20): Loan has been designated as Non-QM so this exception is no longer valid’	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813543	xxxxxx	30699848	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.		Reviewer Comment (2024-06-06): Client elects to waive			06/06/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813543	xxxxxx	30706821	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided	The Perm Residence card in file expired in 2022. Per guidelines, Acceptable evidence of lawful permanent residency must be documented and meet one of the following criteria:
✓ I-151 – Permanent Resident Card (Green Card) that does not have an expiration date
✓ I-551 – Permanent Resident Card (Green Card) issued for 10 years that has not expired
✓ I-551 – Conditional Permanent Resident Card (Green Card) issued for 2 years that has an expiration date and is accompanied by a copy of USCIS Form I-751 requesting removal of the conditions
✓ Un-expired Foreign Passport with an un-expired stamp reading as follows: “Processed for I-551 Temporary Evidence of Lawful Admission for Permanent
												Residence. Valid until mm-dd-yyyy. Employment Authorized.”		Reviewer Comment (2024-06-12): I797 provided with extension of perm resident card for 24 months from date of expiration.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813404	xxxxxx	30692230	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-12): Received Articles of Organization. Exception Cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813404	xxxxxx	30692332	xxxxxx	06/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance coverage should reflect one of the following: • 100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or • 100% of the Total Estimate of Cost-New per the appraiser; or The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813404	xxxxxx	30696237	xxxxxx	06/10/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The red flags for the loan officer and lender were not cleared and no documentation was provided to support the clearance of the red flags.		Reviewer Comment (2024-06-12): Clearance report provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813404	xxxxxx	30715825	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-18): Lender would like to waive. Assigned to investor.			06/21/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	810988	xxxxxx	30700101	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (xxxxxx/Schedule C)	Provide the 2023 tax extension or tax returns and the signed and dated 2022 tax returns.		Reviewer Comment (2024-07-10): Tax transcripts provided Reviewer Comment (2024-07-03): The same documents were provided that were previously provided in file. Please review the comments from xxxxxx The signed and dated 2022 tax returns by the borrower are required in order to clear the condition. Reviewer Comment (2024-07-02): 2023 tax extension provided. Provide the 2022 signed and dated tax returns.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700411	xxxxxx	06/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-03): FTP provided	07/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700607	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Defect	Rhode Island Financed Fees	Rhode Island High-Cost Loan: Fees financed in excess of the greater of five percent (5%) or $800.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Rhode Island High-Cost Home Loan threshold exception.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700609	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) Rhode Island High-Cost Loan (High Cost Disclosure Not Provided)	Rhode Island High-Cost Loan: High-Cost Home Loan Disclosure not provided to borrower.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Rhode Island High-Cost Home Loan threshold exception.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700610	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan Protection Act Counseling Received	Rhode Island High-Cost Loan: No evidence of certification from a HUD-approved third party counselor that borrower has received counseling on the advisability of the loan transaction.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Rhode Island High-Cost Home Loan threshold exception.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700611	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Defect	Rhode Island Home Loan Protection Act Disclosure	Rhode Island High-Cost Loan: Borrower was not provided with the Consumer Caution and Home Ownership Counseling Notice and Certification.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Rhode Island High-Cost Home Loan threshold exception.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700612	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Late Charge	(State High Cost Provision) Rhode Island Late Charge	Rhode Island High-Cost Loan: Loan contains an impermissible late charge.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	See any available cure under the Rhode Island High-Cost Home Loan threshold exception.	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700613	xxxxxx	06/10/2024	Compliance	Compliance	State Compliance	State Defect	(State High Cost) Rhode Island High-Cost Loan (Points and Fees)	Rhode Island Home Loan Protection Act: Points and Fees on subject loan of 5.05536% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .05536%). Non-Compliant High Cost Loan.	Missing appraisal and title invoices. Lender's compliance report indicates no discount points excluded. For RI, a copy of an invoice for any third-party fees that are not finance charges to exclude such charges from the fee calculation.	Reviewer Comment (2024-07-15): After receiving flood cert invoice, RI fees are less than 5%.

Reviewer Comment (2024-07-10): Escalated Review: The Recording fees were already excluded from the RI high cost points and fees calculation. The invoice provided on Doc 319 detailed the $65 doc prep fee, which can now be excluded. An offset has been applied to exclude this fee. The remaining overage is now $8.42.  Additional fees that may be offset if third party invoices are provided: Flood LOL $10, Tax Service Fee LOL $79 (only if no tax escrows and amount is customary).

Reviewer Comment (2024-07-05): Offsets were provided for the Appraisal Fee, Lender’s Title Premium, and Endorsement Fees. Loan still exceeds RI max limits by $73.42

Reviewer Comment (2024-07-05): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Rhode Island Home Loan Protection Act: Points and Fees on subject loan of 5.72075% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total xxxxxx on a Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .72075%).  Non-Compliant High Cost Loan.

Reviewer Comment (2024-07-02): Only received appraisal invoice. Need invoices for title fees. The closing disclosure nor CD are invoices for the title fees. Actual invoices are required.
07/15/2024	1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Within 30 days of loan closing and prior to the institution of any action under the Act, creditor must notify the borrower, make appropriate restitution and whatever adjustments are necessary at the choice of the borrower to (a) make the high cost loan satisfy the requirements; or (b) change the terms of the loan in a manner beneficial to the borrower so that the loan will no longer be considered high cost.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																	(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) assuming option 4(a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (6) assuming option 4(b) is selected, proof of cure for each of the prohibited practice violations noted. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700614	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Provide the 2023 tax extension or tax returns and the signed and dated 2022 tax returns.		Reviewer Comment (2024-07-10): Tax transcripts provided Reviewer Comment (2024-07-03): The same documents were provided that were previously provided in file. Please review the comments from xxxxxx The signed and dated 2022 tax returns by the borrower are required in order to clear the condition. Reviewer Comment (2024-07-02): 2023 tax extension provided. Provide the 2022 signed and dated tax returns.	07/10/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700615	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Provide the 2023 tax extension or tax returns and the signed and dated 2022 tax returns.		Reviewer Comment (2024-07-10): Tax transcripts provided	07/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30700616	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2024-07-02): SitusAMC received disclosure tracking for the xxxxxx CD.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30705326	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-17): UDM provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810988	xxxxxx	30717868	xxxxxx	06/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,904.58 exceeds tolerance of $2,625.00. Insufficient or no cure was provided to the borrower. (7200)	The loan amount decreased which would not warrant an increase in discount points. Provide a valid COC or cure.		Reviewer Comment (2024-07-02): SitusAMC Received Valid COC.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814578	xxxxxx	30696582	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-12): Received Approval. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30696583	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-12): Received Flood Certificate. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30696594	xxxxxx	06/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects the property is tenant occupied. The guidelines require the lease agreement to be provided on all refinances that are tenant occupied. The file is missing the lease agreements for both units.		Reviewer Comment (2024-06-20): Per the 1025, subject property is an xxxxxx occupied on 1 side and vacant on the other per page 4. And broken down per each unit. Reviewer Comment (2024-06-12): Only 2 cancelled checks for $800 were provided. The appraisal reflects both units are leased. Provide the lease agreement for both units.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30696642	xxxxxx	06/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-12): Received CDA. Exception cleared.	06/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30696644	xxxxxx	06/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-19): The final title policy was provided.	07/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30696693	xxxxxx	06/10/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflects an address of xxxxxx and unit xxxxxx vs. the Note which reflects xxxxxx and no unit number.		Reviewer Comment (2024-06-12): Updated appraisal provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30697255	xxxxxx	06/10/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The hazard policy shows a different lender under the mortgagee clause.		Reviewer Comment (2024-06-12): Updated HOI provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30697257	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $1,061.67 does not match Calculated P&I of $1,168.52	The Note reflects an I/O payment, however I/O terms were not provided on the Note nor I/O addendum provided.		Reviewer Comment (2024-07-12): The corrected Note and required documentation were provided. Reviewer Comment (2024-06-27): The corrected and executed Note was provided. Pending receipt of the LOE to borrower and evidence of delivery to the borrower.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30717653	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. The title policy was stamped multiple items were satisfied at closing, however the mortgage lien #11, Tax lien #12, judgment #13, Sale of Taxes #14, and delinquent taxes #15 were not paid through closing.	Reviewer Comment (2024-07-19): The final title policy was provided.

Reviewer Comment (2024-06-20): The clear title policy will need to be provided. The tax cert doesn't reference a property address, the real estate paid receipt is for a different address, the affidavit of title is not for the sale of taxes or tax  lien.

Reviewer Comment (2024-06-12): The same title was provided that was in file at time of review. Please review the original condition. Provide the clear title policy. The title policy was stamped multiple items were satisfied at closing, however the mortgage lien #11, Tax lien #12, judgment #13, Sale of Taxes #14, and delinquent taxes #15 were not paid through closing.
															07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814578	xxxxxx	30761908	xxxxxx	06/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood Certificate reflects an address of xxxxxx and unit #xxxxxx vs. the Note which reflects xxxxxx and no unit number.		Reviewer Comment (2024-06-27): An updated Flood Cert was provided. Reviewer Comment (2024-06-20): The flood cert does not reflect the correct address. Address is xxxxxx.	06/27/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30700234	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-12): Received Approval. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30700235	xxxxxx	06/10/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-06-12): Received Flood Certificate. Exception cleared.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30700280	xxxxxx	06/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-19): The final title policy was provided.	07/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30700293	xxxxxx	06/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-12): Received CDA. Exception cleared.	06/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30700331	xxxxxx	06/10/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal address reflects xxxxxx and unit xxxxxx vs. Note which reflects xxxxxx and no unit number.		Reviewer Comment (2024-06-12): Updated appraisal provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30717710	xxxxxx	06/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. The title policy was stamped multiple items were satisfied at closing, however the mortgage lien #11 & #12, Tax lien #15, judgment #16, Sale of Taxes #14, and delinquent taxes #13 were not paid through closing.	Reviewer Comment (2024-07-19): The final title policy was provided.

Reviewer Comment (2024-07-12): The marked-up title commitment reflects that Items xxxxxx will be omitted from the title policy upon satisfaction prior to close. No evidence was provided that these were satisfied prior to close.

Reviewer Comment (2024-06-20): The clear title policy will need to be provided. The tax cert doesn't reference a property address, the real estate paid receipt is for a different address, the affidavit of title is not for the sale of taxes or tax  lien.

Reviewer Comment (2024-06-12): The same title policy was provided that was in file at time of review. Please review original condition. Provide the clear title policy. The title policy was stamped multiple items were satisfied at closing, however the mortgage lien #11 & #12, Tax lien #15, judgment #16, Sale of Taxes #14, and delinquent taxes #13 were not paid through closing.
															07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30717712	xxxxxx	06/10/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee on HOI is a different lender.		Reviewer Comment (2024-06-12): Updated HOI provided	06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814605	xxxxxx	30762692	xxxxxx	06/12/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate address reflects xxxxxx and unit xxxxxx vs. Note which reflects xxxxxx and no unit number.		Reviewer Comment (2024-06-20): Updated flood cert	06/20/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814185	xxxxxx	30699518	xxxxxx	06/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not reflect the amount of non-escrowed property costs over 1 year.		Reviewer Comment (2024-06-24): SitusAMC received corrected PCCD & LOE. Reviewer Comment (2024-06-17): SitusAMC received Post CD. However,we would also require LOE to the borrower. Reviewer Comment (2024-06-13): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		06/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814185	xxxxxx	30699533	xxxxxx	06/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect the estimated taxes, insurance and assessements		Reviewer Comment (2024-06-24): SitusAMC received corrected PCCD & LOE. Reviewer Comment (2024-06-17): SitusAMC received Post CD. However, we would also require LOE to the borrower. Reviewer Comment (2024-06-13): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		06/24/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814185	xxxxxx	30699534	xxxxxx	06/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not reflect the amount of non-escrowed property costs over 1 year.		Reviewer Comment (2024-06-26): Situsamc Received PCCD and LOE Reviewer Comment (2024-06-17): SitusAMC received Post CD. However, we would also require LOE to the borrower. Reviewer Comment (2024-06-13): While the actual collection of escrows on 2nd liens is not required (unless specifically required when not collected on the first), the taxes and assessment information is required to be disclosed to reflect all borrower obligations related to the subject transaction under 1026.37(c)(4).		06/26/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814185	xxxxxx	30705859	xxxxxx	06/11/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note disclosed city name as xxxxxx on Flood Cert.		Reviewer Comment (2024-06-13): Updated Flood Cert provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814185	xxxxxx	30727618	xxxxxx	06/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-13): Received Credit Report dated xxxxxx . Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814185	xxxxxx	30732443	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-07): Client elects to waive			06/07/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814185	xxxxxx	30732865	xxxxxx	06/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , IV, Borrower: xxxxxx VVOE - Employment Only VVOE - Employment Only	Both VVOE's provided are date post-close. Per guidelines, VVOE's are to be dated within 10 days prior to closing.	Reviewer Comment (2024-06-14): VVOE's provided

Reviewer Comment (2024-06-13): The same VVOE's were provide that were in file at time of review. Please review original condition and previous comments from xxxxxx The disbursement date and xxxxxx being a dry state has no bearing on income documents. The VVOE must be obtained prior to closing vs. disbursement, which is also a guideline requirement. Closing is determined from the notary date on the DOT (also known as consummation date).

Reviewer Comment (2024-06-12): The disbursement date and xxxxxx being a dry state has no bearing on income documents. The VVOE must be obtained prior to closing vs. disbursement. Closing is determined from the notary date on the DOT (also known as consummation date).
															06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814185	xxxxxx	30734250	xxxxxx	06/11/2024	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) Security Instrument Error: Notary Date was not provided		Notary date and borrower's signatures are illegible (faded out). Provide a clear copy.		Reviewer Comment (2024-06-12): Clear DOT provided	06/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811642	xxxxxx	30705803	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser xxxxxx.		Reviewer Comment (2024-06-14): Received OFAC search. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30705822	xxxxxx	06/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the subject is not completed. Part I, items #2, 3, 4, 5, 6, 7, 8, and 9 were not completed.		Reviewer Comment (2024-06-13): Updated VOM provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30705823	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing.		Reviewer Comment (2024-06-18): Updated Note with new loan amount provided. GA provided has correct loan amount. See new added conditions as a result of new Note. Reviewer Comment (2024-06-17): The GA agreement provided is not for this transaction. Loan amount is xxxxxx. Borrower has another concurrent loan.	06/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30705824	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-06-13): EIN provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30705829	xxxxxx	06/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-06-13): Articles provided	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30705864	xxxxxx	06/11/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-06-18): Updated Note with new loan amount provided. Supplemental report provided has correct loan amount. See new added conditions as a result of new Note. Reviewer Comment (2024-06-13): Supplement provided is only for $300,000. Loan amount is xxxxxx.	06/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30743291	xxxxxx	06/11/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2024-06-17): Spousal consent provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	811642	xxxxxx	30823442	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New Note provided post-review with updated loan amount. Pending receipt of LOE to borrower and evidence of delivery to the borrower. Tracking provided only reflects label created as well it does not reference where this was sent to. Based on the "To" destination, this is only being delivered to the investor vs. the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-20): Client elect to waive with verified compensation factors Reviewer Comment (2024-06-18): Condition comments updated			06/20/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813759	xxxxxx	30718047	xxxxxx	06/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $158.14.	Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031. Borrower had 2 POCB fees for the appraisal for $500 and Homeowner's insurance for $xxxxxx. Provide the paid invoices.		Reviewer Comment (2024-06-14): Paid POCB fee invoices provided. Added back to closing funds.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812844	xxxxxx	30737600	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-06-17): Received OFAC search for Settlement Agent. Exception cleared.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	812844	xxxxxx	30742324	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal reflects there is a cost to cure of $xxxxxx for xxxxxx on the property; however, the xxxxxx. The appraisal notes no health or safety concerns. Investor exception in file, however comp factor is incorrect. Credit score is not 30+ points > minimum required. Minimum credit score for CT CES is 720.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-06-13): Client elects to waive with verified compensation factors			06/13/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813049	xxxxxx	30717134	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-14): Received Credit Report - Gap. Exception cleared.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	813049	xxxxxx	30717138	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent xxxxxx.		Reviewer Comment (2024-06-18): Received updated Fraud Report. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	813049	xxxxxx	30717255	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-10): Client elects to waive			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	812605	xxxxxx	30738413	xxxxxx	06/12/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-06-10): Client elects to waive			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812605	xxxxxx	30738414	xxxxxx	06/12/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2024-06-10): Client elects to waive			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812605	xxxxxx	30738415	xxxxxx	06/12/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 11.12505% or Final Disclosure APR of 11.12500% is in excess of allowable threshold of Prime Mortgage Market Rate 7.22000 + 3.75%, or 10.97000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-06-10): Client elects to waive			06/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	812605	xxxxxx	30743122	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the senior lien note, which was not provided in the file. Only the mortgage statement was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-18): Client elects to waive with verified compensation factors			06/18/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812605	xxxxxx	30744601	xxxxxx	06/12/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Occupancy Cert does not have the Owner Occupied Box checked.		Reviewer Comment (2024-06-28): Received updated cert and LOE from borrower verifying accuracy of information. Acceptable. Reviewer Comment (2024-06-18): The same document was provided that was in file with the box filled in. Provide evidence this was updated by the borrower (email back from borrower, etc). The lender cannot alter documents on behalf of the borrower.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812605	xxxxxx	30744626	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-28): The Fraud Report provided does not contain the Settlement Agent, xxxxxx. The GSA search only was provided. Provide the fraud and OFAC runs on the settlement agent, xxxxxx. Reviewer Comment (2024-06-28): A fraud report with the OFAC on the Settlement Agent was provided. Reviewer Comment (2024-06-18): Sam.gov only provided. Provide the OFAC.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814162	xxxxxx	30725204	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The file is missing Wire Trade Ticket document.		Reviewer Comment (2024-06-13): Received Wire Trade Ticket. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814162	xxxxxx	30728490	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-13): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-06-13): The guidelines do not require 2 months of rent receipt for verification. The guidelines just require the lease agreement when the property is tenant occupied.			06/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814162	xxxxxx	30730924	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The file is missing Credit and Background Authorization.		Reviewer Comment (2024-06-13): Received Credit and Background Authorization. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814162	xxxxxx	30743135	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-06-13): Received Agent Letter. Exception cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814162	xxxxxx	30745327	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-06-17): Received OFAC for all parties. Exception cleared. Reviewer Comment (2024-06-14): OFAC search not run on Settlement agent. Provide OFAC search for settlement agent. Exception remains.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814162	xxxxxx	31200891	xxxxxx	07/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note received post-review. Provide the LOE to borrower and evidence of delivery to the borrower.		Reviewer Comment (2024-07-25): LOE and delivery provided	07/25/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814277	xxxxxx	30718006	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the first lien note which was not provided in the file. Mortgage statement only provided.		Reviewer Comment (2024-06-18): Received first lien note. Exception cleared.	06/18/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814277	xxxxxx	30742109	xxxxxx	06/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the appraiser and settlement agent.		Reviewer Comment (2024-06-18): Received OFAC search run on the appraiser and settlement agent. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814313	xxxxxx	30714882	xxxxxx	06/12/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects tenant occupied..		Reviewer Comment (2024-06-26): LOE provided for unleased property which guidelines allow at 70% max LTV.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814313	xxxxxx	30745986	xxxxxx	06/12/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5/2024 mortgage payment for the primary residence and subject property. DLA xxxxxx . Application date xxxxxx . History is > 45 days from loan application.		Reviewer Comment (2024-07-24): Received Verification of Mortgage. Exception cleared. Reviewer Comment (2024-07-08): Received Mortgage payment for subject residence for 5/2024. However the file is missing the 5/2024 mortgage payment for the primary residence property. Exception remains. Reviewer Comment (2024-07-01): Received Mortgage payment for primary residence for xxxxxx 24. However the file is missing the 5/2024 mortgage payment for the primary residence and subject property. Exception remains.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813744	xxxxxx	30744722	xxxxxx	06/13/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2024-06-19): Updated HOI provided	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744806	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-19): Client elects to waive			06/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744807	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.06914% or Final Disclosure APR of 10.06700% is equal to or greater than the threshold of APOR 7.22% + 1.5%, or 8.72000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2024-06-25): Appraisal delivery and receipt provided	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744808	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-06-25): Appraisal delivery and receipt provided	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744810	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.	The file does not contain the initial fully completed Closing Disclosure.	Reviewer Comment (2024-07-02): SitusAMC received lender attestation on CD not issued to borrower.

Reviewer Comment (2024-06-17): SitusAMC received LOX for rebuttal response. But, did not receive specific information identifying “which” CDs were never issued & disclosed to borrower. SitusAMC cannot assume which CD’s that were included in loan package were not issued without complete identification. Please provide specific Attestation comments indicating the documents IDs were never provided to the borrower and SitusAMC will review for re-testing

Reviewer Comment (2024-06-17): SItusAMC received CD dated xxxxxx . However, there is a CD that was submitted in file issued xxxxxx on Doc ID D0273, which have 0% APR on page 5. This is causing the testing to reflect over .125% increase to the Final CD at 10.067%. Please see doc ID D0273. If a disclosure was not issued to borrower, SitusAMC requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  SitusAMC can then retest if no information in file reflects a disclosure was provided to borrower.
															07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744811	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	COC nor cure provided. Appraisal completion date was xxxxxx and fee was not disclosed until the Final CD.	Reviewer Comment (2024-07-11): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Reviewer Comment (2024-07-10): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing. The cure on PCCD is $475 however, the cure docs show cure of $275. Please correct the PCCD or if extra cure provided provide updated copy of check and LOE.

Reviewer Comment (2024-06-17): SitusAMC: The COC dated xxxxxx xxxxxx that was provided in the trailing images was also provided in the original loan package.   but it does not give sufficient information on what information was received that required to added the Final inspection fee of $250 on xxxxxx and again increased to 275 on CD dated xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																07/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744843	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing the lease agreement for the property located at xxxxxx. The rental income is needed to qualify the loan.		Reviewer Comment (2024-07-10): The client allowed the use of REO rental deposits within the business bank statements as income. Reviewer Comment (2024-06-28): HAP deposits were already included at time of review. The lender it trying to include xxxxxx deposits with no evidence these are for business generated income. The guidelines also do not say xxxxxx payments can be utilized. Provide the lease agreement for the property on xxxxxx as it is needed to qualify or request an exception from the investor to include xxxxxx payments.	07/10/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744844	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	The file is missing the lease agreement for the property located at xxxxxx. The rental income is needed to qualify the loan.		Reviewer Comment (2024-07-10): The client allowed the use of REO rental deposits within the business bank statements as income. Reviewer Comment (2024-06-28): HAP deposits were already included at time of review. The lender it trying to include xxxxxx deposits with no evidence these are for business generated income. The guidelines also do not say xxxxxx payments can be utilized. Provide the lease agreement for the property on xxxxxx as it is needed to qualify or request an exception from the investor to include xxxxxx payments.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744845	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file is missing the lease agreement for the property located at xxxxxx. The rental income is needed to qualify the loan.		Reviewer Comment (2024-07-10): The client allowed the use of REO rental deposits within the business bank statements as income.	07/10/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744846	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	The file contains an incomplete Closing Disclosure with a Closing Date of xxxxxx and no Date Issued. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-07-02): SitusAMC received lender attestation on CD not issued to borrower.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744847	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $203,263.53 is under disclosed by $-200.00 compared to the calculated Amount Financed of $203,063.53 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	It appears the lender did not include the Title - Misc fee of $200 in the finance charge.		Reviewer Comment (2024-07-02): Cure documentation received including LOE, refund check, PCCD and proof of delivery.		07/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813744	xxxxxx	30744848	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $442,554.11 is under disclosed by $200.00 compared to the calculated Finance Charge of $442,754.11 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	It appears the lender did not include the Title - Misc fee of $200 in the finance charge.		Reviewer Comment (2024-07-02): Cure documentation received including LOE, refund check, PCCD and proof of delivery.		07/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813744	xxxxxx	30746001	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud report. The fraud report does not contain the settlement agent, xxxxxx.		Reviewer Comment (2024-07-01): Received updated Fraud Report. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	30746155	xxxxxx	06/13/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	The file is missing the lease agreement for the property located at xxxxxx. The rental income is needed to qualify the loan.	Reviewer Comment (2024-07-10): The client allowed the use of REO rental deposits within the business bank statements as income. This is no longer needed as the DTI does not exceed the max with the full payment included.

Reviewer Comment (2024-06-28): xxxxxx deposits were already included at time of review. The lender it trying to include xxxxxx deposits with no evidence these are for business generated income. The guidelines also do not say xxxxxx payments can be utilized. Provide the lease agreement for the property on xxxxxx as it is needed to qualify or request an exception from the investor to include xxxxxx payments.

Reviewer Comment (2024-06-25): An expense factor of 20% was already utilized at time of review. The audit income is $15,545.95. The updated income calc worksheet reflects the lender it trying to utilize walmart payroll deposits and xxxxxx deposits as business generated income and not allowed.
															07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	31034741	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	SitusAMC received lender attestation on CD not issued to borrower. Missing initial CD issued within 3 business days of closing.		Reviewer Comment (2024-07-02): SitusAMC received initial CD.	07/02/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813744	xxxxxx	31085418	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allow the use of rental payment deposits for REOs owned by the borrower within the business bank statements without a lease agreement as income. The business bank statements reflect a 12-month pattern of deposited REO rents. Hence, it appears the borrower is using the business to manage their 5 REO properties which is what the business is for.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): The client elects to waive.			07/10/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814728	xxxxxx	30744721	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, Corrie and Real Estate Agent, xxxxxx (buyer & seller)		Reviewer Comment (2024-06-18): Received OFAC search run on Settlement Agent, xxxxxx and Real Estate Agent, xxxxxx (buyer & seller). Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814728	xxxxxx	30744883	xxxxxx	06/13/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The 1003, CD, Note, DOT+ Riders have the incorrect spelling of the subject property. Should be xxxxxx. Provide a corrected 1003 and PC-CD, executed Note and executed DOT + Riders, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.	Reviewer Comment (2024-08-12): All the corrected docs were provided.

Reviewer Comment (2024-08-08): Per previous comments, there is no evidence the LOE was sent to the borrower. Either provided an attestation you gave the LOE to the borrower in person or provide an email sending the LOE to the borrower.

Reviewer Comment (2024-08-07): This is pat of the cure provisions. Resigning the documents is not proof the borrower received the LOE which is part of the cure provisions.

Reviewer Comment (2024-08-06): Received corrected and executed documents and LOE to borrower. Pending receipt of evidence of delivery to the borrower.
															08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814728	xxxxxx	30757574	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: County was not provided	The DOT reflects a xxxxxx. Provide the corrected DOT, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Reviewer Comment (2024-08-12): All the corrected docs were provided.

Reviewer Comment (2024-08-08): Per previous comments, there is no evidence the LOE was sent to the borrower. Either provided an attestation you gave the LOE to the borrower in person or provide an email sending the LOE to the borrower.

Reviewer Comment (2024-08-07): This is pat of the cure provisions. Resigning the documents is not proof the borrower received the LOE which is part of the cure provisions.

Reviewer Comment (2024-08-06): Received corrected and executed documents and LOE to borrower. Pending receipt of evidence of delivery to the borrower.
															08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	810533	xxxxxx	30746924	xxxxxx	06/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-17): UDM provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	810533	xxxxxx	30749858	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the settlement agent.		Reviewer Comment (2024-06-19): Received OFAC search run for settlement agent. Exception cleared. Reviewer Comment (2024-06-17): Provide all pages of the new fraud report pulled.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	810533	xxxxxx	30758200	xxxxxx	06/13/2024	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 13.32341% or Final Disclosure APR of 13.33400% is equal to or greater than the threshold of APOR 7.22% + 3.5%, or 10.72000% Compliant Higher Priced Loan.			Reviewer Comment (2024-06-11): Client elects to waive			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	813548	xxxxxx	30744428	xxxxxx	06/13/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-06-11): Client elects to waive			06/11/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813548	xxxxxx	30744520	xxxxxx	06/13/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing the initial Closing Disclosure.		Reviewer Comment (2024-06-19): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2024-06-17): SitusAMC contains disclosure tracking however we would also require initial CD three days prior to closing date.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813548	xxxxxx	30746350	xxxxxx	06/13/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-17): UDM provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813732	xxxxxx	30757566	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-12): Client elects to waive			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813732	xxxxxx	30757567	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-06-12): Client elects to waive			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813732	xxxxxx	30758201	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the seller, xxxxxx.		Reviewer Comment (2024-06-18): Update search provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814167	xxxxxx	30746135	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement (If required in the state where the LLC was formed). If not required by the State, provide evidence of this.		Reviewer Comment (2024-07-03): Received document from State. Exception cleared. Reviewer Comment (2024-07-01): A xxxxxx search is not a viable source to determine if Entity documents are required for an LLC for the State. Provide something from the State of xxxxxx that reflects an Operating Agreement is not required. Reviewer Comment (2024-06-27): Per guidelines operating agreement is required in the state where the LLC was formed. If not required by the State, then evidence is required. Exception remains.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814167	xxxxxx	30768650	xxxxxx	06/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1007 comments reflect comparables based off of daily rates which would indicate short term rentals. However, the lender utilized 100% of the estimated rents. STR is reduced by 75% vacancy per guidelines and the DSCR would be below < 0.75 which would not qualify.		Reviewer Comment (2024-07-15): An updated 1007 was provided with comments from the appraiser. Reviewer Comment (2024-07-03): The UW LOE is not acceptable. Comments from the appraiser will need to be obtained if the estimated rents are considered long term as the verbiage indicated regarding daily rates is for short term.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814167	xxxxxx	30768712	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert is not signed or dated by the Guarantor/Member.		Reviewer Comment (2024-06-21): Signed BP Cert provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813476	xxxxxx	30758730	xxxxxx	06/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $2,055.10 is less than AUS required disposable income of $2,500.00.	The file contains a Lender exception for the residual income not meeting guidelines. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813476	xxxxxx	30758874	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	The file contains an incomplete Closing Disclosure with a Closing Date of xxxxxx and no Date Issued. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-06-18): SitusAMC received lender attestation for blank CD not issued to borrower	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813476	xxxxxx	30758875	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The file is missing the Seller's Closing Disclosure.		Reviewer Comment (2024-06-18): SitusAMC received Seller CD	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813476	xxxxxx	30758985	xxxxxx	06/14/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The deposits from the self-employment driving business for the most recent 2 months (April and May) total $2,518.56 which would be $1,259.28 average per month. The bank statement deposits must support the income within a 35% tolerance. The income used to qualify is $2,074.88; therefore, a 35% tolerance would be $1,348.67, which the income from the bank statements do not support. Lender exception in file; however, the lender exception does not provide the correct income and tolerance calculations. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813476	xxxxxx	30759005	xxxxxx	06/14/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.84 is less than Guideline PITIA months reserves of 6.00.	The file contains a Lender exception for the reserves not meeting guidelines. Investor must approve.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors			06/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813476	xxxxxx	30759036	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The reserves do not meet the guideline requirements.		Reviewer Comment (2024-06-25): Loan has been designated as Non-QM so this exception is no longer valid	06/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813476	xxxxxx	30759038	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The reserves do not meet the guideline requirements.		Reviewer Comment (2024-06-25): Loan has been designated as Non-QM so this exception is no longer valid	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814747	xxxxxx	30716039	xxxxxx	05/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-24): Title Final policy received & updated. Exception cleared.	05/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814747	xxxxxx	30716040	xxxxxx	05/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-24): Title Final policy received & updated. Exception cleared.	05/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814747	xxxxxx	30716042	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final signed Closing Disclosure provided on xxxxxx did not disclose the reason the loan would not have an escrow account.		Reviewer Comment (2024-05-23): SitusAMC received Letter of explanation and Corrected Closing disclosure.		05/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814745	xxxxxx	30716044	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2024-05-26): Received evidence of appraisal delivery. Reviewer Comment (2024-05-13): Missing evidence of receipt of appraisal xxxxxx and delivery/recept of appraisal xxxxxx .	05/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814745	xxxxxx	30716045	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19316% or Final Disclosure APR of 9.24400% is equal to or greater than the threshold of APOR 6.86% + 1.5%, or 8.36000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2024-05-26): Received evidence of appraisal delivery.	05/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814745	xxxxxx	30716046	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal report dated xxxxxx is missing evidence of receipt.		Reviewer Comment (2024-05-26): Received evidence of appraisal delivery.	05/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815054	xxxxxx	30716050	xxxxxx	05/02/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-05-26): This condition is indicating that there are 3 valuation products in this file and one of them does not support the qualifying value. Client can waive and accept EV2. Reviewer Comment (2024-05-13): Issue is the CDS with the report date of xxxxxx was not able to provide a value. Please provide evidence of a desk review with value.			05/30/2024	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813968	xxxxxx	30763886	xxxxxx	06/14/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Tax Verification	The mortgage statement for the property located on xxxxxx shows monthly escrow fees of $100.57, which does not appear to support both taxes and insurance. The file does not contain documentation to verify what the taxes and insurance are in order to verify the escrow covers both. In addition, the final application reflects additional insurance, taxes, and association dues of $890.55. The file does not contain documentation to verify what the additional $890.55 is.		Reviewer Comment (2024-06-20): Received Tax Certificate. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813968	xxxxxx	30763972	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-12): Client elects to waive			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813480	xxxxxx	30759505	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7508)	The Appraisal Field Review Fee was not disclosed on the initial Loan Estimate and was charged $165 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		07/02/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813480	xxxxxx	30767981	xxxxxx	06/14/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2024-06-12): Client elects to waive			06/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813302	xxxxxx	30768723	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The initial Closing Disclosure was signed and dated on xxxxxx , which is not at least 3 business days prior to closing.		Reviewer Comment (2024-06-20): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2024-06-19): SitusAMC received disclosure tracking for the xxxxxx CD. Please provide the xxxxxx CD as it is not located in file.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813302	xxxxxx	30770053	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property solely to the borrower.		Reviewer Comment (2024-06-27): Received Affidavit - Death of Joint Tenant. Exception cleared. Reviewer Comment (2024-06-20): Received only death certificate. Provide the deed transferring the property solely to the borrower. Exception remains.	06/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815200	xxxxxx	30770667	xxxxxx	06/14/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-06-25): CDA received Reviewer Comment (2024-06-17): CDA will be ordered	06/25/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815200	xxxxxx	30776216	xxxxxx	06/14/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final application is not signed and dated by the borrower.		Reviewer Comment (2024-06-17): Signed and dated final 1003 provided	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815198	xxxxxx	30772042	xxxxxx	06/14/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-06-19): PDI received dated 6.19.2024. No Damage Reviewer Comment (2024-06-17): PDI will be ordered	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815198	xxxxxx	30772190	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-13): Client elects to waive			06/13/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815198	xxxxxx	30772451	xxxxxx	06/14/2024	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2024-06-28): Received VVOE for previous employment to verify history. Exception cleared. Reviewer Comment (2024-06-18): Gap letter received. Will need VVOE for previous employment to verify history.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815199	xxxxxx	30771839	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Temporary Buydown Terms Not Reflected on Disclosures Test	TRID: Terms on CD disclosed incorrectly. Temporary buydown terms paid by consumer or paid by other and reflected in the credit contract not accounted for accurately in disclosures provided to consumer.	The final Closing Disclosure does not reflect the terms of the 1 year temporary buydown.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-24): SitusAMC received copy of CD and buydown Agreement.  However, the Final CD on page 1 did not correct disclose the Product and only reflects as Fixed Rate, but is a xxxxx payment program. Corrected CD and LOE to borrower correctly disclosing product.

Reviewer Comment (2024-06-18): Projected Payments table correctly discloses terms of the buydown, however, the Product section under Loan Information does not reflect xxxxxx Rate and the Loan Terms section does not reflect the Monthly P&I corresponding to the terms of the Buydown as required under 1026.37 and 1026.17comments 17(c)(1)-3 through -5.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815199	xxxxxx	30771840	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Principal and Interest Change After Closing Testing	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the Principal and Interest Payment can change. (Final xxxxxx)	The final Closing Disclosure does not reflect the terms of the 1 year temporary buydown.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-24): SitusAMC received copy of CD and buydown Agreement.  However, the Final CD on page 1 did not correct disclose the Product and only reflects as Fixed Rate, but is a xxxxxx payment program. Corrected CD and LOE to borrower correctly disclosing product.

Reviewer Comment (2024-06-18): Projected Payments table correctly discloses terms of the buydown, however, the Product section under Loan Information does not reflect xxxxxx Rate and the Loan Terms section does not reflect the Monthly P&I corresponding to the terms of the Buydown as required under 1026.37 and 1026.17comments 17(c)(1)-3 through -5.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815199	xxxxxx	30771845	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Interest Rate Change After Closing Testing	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the Interest Rate can change. (Final xxxxxx)	The final Closing Disclosure does not reflect the terms of the 1 year temporary buydown.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-24): SitusAMC received copy of CD and buydown Agreement.  However, the Final CD on page 1 did not correct disclose the Product and only reflects as Fixed Rate, but is a xxxxxx payment program. Corrected CD and LOE to borrower correctly disclosing product.

Reviewer Comment (2024-06-18): Projected Payments table correctly discloses terms of the buydown, however, the Product section under Loan Information does not reflect xxxxxx Rate and the Loan Terms section does not reflect the Change in interest and Monthly P&I corresponding to the terms of the Buydown as required under 1026.37 and 1026.17comments 17(c)(1)-3 through -5.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815199	xxxxxx	30771846	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Principal and Interest Testing	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final xxxxxx)	The final Closing Disclosure does not reflect the terms of the 1 year temporary buydown.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-24): SitusAMC received copy of CD and buydown Agreement.  However, the Final CD on page 1 did not correct disclose the Product and only reflects as Fixed Rate, but is a Step payment program. Corrected CD and LOE to borrower correctly disclosing product.

Reviewer Comment (2024-06-18): Projected Payments table correctly discloses terms of the buydown, however, the Product section under Loan Information does not reflect Step Rate and the Loan Terms section does not reflect the Change in interest and Monthly P&I corresponding to the terms of the Buydown as required under 1026.37 and 1026.17comments 17(c)(1)-3 through -5.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815199	xxxxxx	30772448	xxxxxx	06/14/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Product Testing	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on xxxxxx disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final xxxxxx)	The final Closing Disclosure does not reflect the terms of the 1 year temporary buydown.	Reviewer Comment (2024-06-25): Client elects to waive. SOL 1 year. Expires xxxxxx

Reviewer Comment (2024-06-24): SitusAMC received copy of CD and buydown Agreement.  However, the Final CD on page 1 did not correct disclose the Product and only reflects as Fixed Rate, but is a xxxxxx payment program. Corrected CD and LOE to borrower correctly disclosing product.

Reviewer Comment (2024-06-18): Projected Payments table correctly discloses terms of the buydown, however, the Product section under Loan Information does not reflect xxxxxx Rate (applicable for loans with borrower paid temporary buydown) and the Loan Terms section does not reflect the Change in interest and Monthly P&I corresponding to the terms of the Buydown as required under 1026.37 and 1026.17comments 17(c)(1)-3 through -5.
																	06/25/2024	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815199	xxxxxx	30779633	xxxxxx	06/14/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Bonus and overtime can be used to qualify if the borrower has received the income for the past two (2) years and it is likely to continue. An average of bonus or overtime income should be used. A written VOE (xxxxxx Form 1005) should be obtained to provide a breakdown of bonus or overtime earnings for the most recent two (2) years. The Work Number was provided in lieu of.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): Client elect to waive with verified compensation factors			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815199	xxxxxx	30940793	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting exception to use total YTD average of income from the paystub dated xxxxxx for qualifying income for base pay along with bonus pay averaged over 9 months for the co-borrower. YTD base pay income consists of multiple sources of pay including but not limited to base pay, different shift pay, etc. Investor comments there is proof in file of previous different shit pay and bonus income as co-borrower is xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): Client elects to waive with verified compensation factors			06/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	C	C	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815339	xxxxxx	30776429	xxxxxx	06/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature.		Reviewer Comment (2024-06-28): Received Letter of explanation from borrower. Exception cleared. Reviewer Comment (2024-06-20): The LOE is not dated. Provide the dated LOE.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815339	xxxxxx	30777583	xxxxxx	06/17/2024	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Money Markets / Account Number: xxxxxx	Need additional consecutive bank statement for xxxxxx. Statement in file reflects 11 days.		Reviewer Comment (2024-06-20): VOD provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814828	xxxxxx	30776984	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The reports do not contain the appraiser, xxxxxx and the authorized signor for the seller, xxxxxx.		Reviewer Comment (2024-06-18): Received OFAC search run on the appraiser, xxxxxx and the authorized signor for the seller, xxxxxx. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814828	xxxxxx	30777011	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2024-06-20): Received Final 1003. Exception cleared. Reviewer Comment (2024-06-18): The Final 1003 provided on file is signed by xxxxxx which is not our borrower. xxxxxx is the borrower on the file. Provide Final 1003. Exception remains.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815333	xxxxxx	30784349	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.			Reviewer Comment (2024-06-14): Client elects to waive			06/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815333	xxxxxx	30794399	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Per the Verus overlays to the lender's guidelines, all participants listed in the Verus guidelines must be run. The Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Selling broker, xxxxxx.		Reviewer Comment (2024-06-26): Received updated Fraud Report. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815333	xxxxxx	30794850	xxxxxx	06/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. Business search in file does not reflect any dates for the business.		Reviewer Comment (2024-06-26): Received Business License. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810821	xxxxxx	30782736	xxxxxx	06/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-27): Final Title Policy received. Exception cleared.	06/27/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810821	xxxxxx	30782931	xxxxxx	06/17/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-27): Final Title Policy received. Exception cleared. Reviewer Comment (2024-06-21): Escrow instructions are not acceptable. Provide the title supplement, updated prelim, or final title.	06/27/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810821	xxxxxx	30783390	xxxxxx	06/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other	1) There is a property address listed on the application located at xxxxxx however no documentation was provided to verify the PITIA, Free and Clear, or no evidence of ownership in the property. 2) There is a statement in file with a property located at xxxxxx in the name of a business LLC. Provide documentation to verify the borrower is not responsible for the mortgage associated with this property by providing the Note. Mortgage statements do not verify all borrowers at times.		Reviewer Comment (2024-07-09): Property searches provided reflecting xxxxxx is neither land nor a property. Address doesn't exist. xxxxxx search reflects part of a street. Reviewer Comment (2024-06-28): Received corrected 1003, however xxxxxx is a valid address for vacant land. Provide evidence the borrower does not own this. If owned, must be added back to 1003 with evidence of taxes provided. Reviewer Comment (2024-06-21): xxxxxx report provided reflecting LLC is only the owner of the property and obligated to the Note for xxxxxx. Still pending receipt of item #1.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	810821	xxxxxx	30794395	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit supplement reflects the mortgage liens with xxxxxx, xxxxxx and xxxxxx are all in deferral. Further, the mortgage statement for the senior lien with xxxxxx on the subject property reflects a deferral. Provide all modification and deferral agreements.		Reviewer Comment (2024-06-20): The loan agreement for the first lien was in the file.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768546	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768547	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Commission	Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. (xxxxxx	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768548	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768549	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Commission	Ability to Repay (Dodd-Frank 2014): Unable to verify Commission income due to, missing W-2, Paystub, or WVOE. (xxxxxx/Commission)	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768550	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. (xxxxxx/Wages)	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30768551	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The consummation date is xxxxxx and the WVOE is dated xxxxxx . The disbursement date has no bearing on this as income documentation must be dated prior to closing.		Reviewer Comment (2024-06-18): Preclose WVOE provided	06/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30769880	xxxxxx	06/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The closing statement for the property being sold (xxxxxx) and funds used for qualification does not belong to the borrower. The closing statement shows 2 third party individuals as the sellers. In addition, the fraud report does not reflect the borrower has any ownership in the property. Furthermore, a letter of explanation is in the file that indicates the property belongs to the borrower's child. A gift letter will be required.		Reviewer Comment (2024-06-20): Received Gift Letter. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815341	xxxxxx	30769924	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All transaction participants are required to be included in the fraud and OFAC reports. The exclusionary list did not contain the seller, xxxxxx, or Settlement Agent, xxxxxx		Reviewer Comment (2024-06-18): Received OFAC search run on the seller, xxxxxx, or Settlement Agent, xxxxxx. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815461	xxxxxx	30794829	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The application reflects the borrower rents, however per the LOE the borrower lives rent free. Provide the corrected application.		Reviewer Comment (2024-06-20): Received updated 1003. Exception cleared.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815461	xxxxxx	30794899	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on the authorized signer for the seller, xxxxxx (See Seller CD)		Reviewer Comment (2024-06-18): Fraud and OFAC searches run on the authorized signer for the seller, xxxxxx. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784392	xxxxxx	06/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-26): UDM provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784482	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 14.72764% or Final Disclosure APR of 14.88000% is equal to or greater than the threshold of APOR 6.95% + 3.5%, or 10.45000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-06-28): Earlier evidence of appraisal delivery received dated xxxxxx with 3 day mailbox rule applied to xxxxxx Reviewer Comment (2024-06-26): The same documents were provided that were in file at time of review. The appraisal was sent and viewed on xxxxxx which is not 3 business days prior to closing. Saturdays and Sunday's are not counted in the time requirements nor the date of closing.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784483	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-06-28): Earlier evidence of appraisal delivery received dated xxxxxx with 3 day mailbox rule applied to xxxxxx Reviewer Comment (2024-06-26): The same documents were provided that were in file at time of review. The appraisal was sent and viewed on xxxxxx which is not 3 business days prior to closing. Saturdays and Sunday's are not counted in the time requirements nor the date of closing.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784485	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	There is a CD in file with a issue date of xxxxxx with only 2 pages.		Reviewer Comment (2024-06-26): SitusAMC received CD dated xxxxxx .	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784486	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx 12:00:00 AM.	Only 2 pages of the Final CD were provided. Provide all pages of the final signed CD.		Reviewer Comment (2024-06-26): Final signed CD provided. Rescission period met	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813369	xxxxxx	30784487	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Only 2 pages of the Final CD were provided. Provide all pages of the final signed CD.		Reviewer Comment (2024-06-26): Final signed CD provided. Rescission period met	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813369	xxxxxx	30796151	xxxxxx	06/17/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-06-14): Client elects to waive with verified compensation factors			06/14/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815083	xxxxxx	30780204	xxxxxx	06/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-22): The final title report was provided.	07/22/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815083	xxxxxx	30789920	xxxxxx	06/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-20): Approval provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815083	xxxxxx	30791846	xxxxxx	06/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. Title reflects a blanket mortgage and an additional mortgage lien that were not paid through closing.	Reviewer Comment (2024-07-22): The final title report was provided.

Reviewer Comment (2024-07-16): The MUTC is not acceptable as it says items 7-11 will be omitted from the title policy upon satisfaction prior to or at closing. These liens were not satisfied at closing.

Reviewer Comment (2024-06-26): A release of lien was not provided and a pro-forma is sample title policy. Escrow instruction only reflect what should happen prior to or at closing. The clear final title policy or the release of line for blanket mortgage and additional lien on the current title policy is is required.

Reviewer Comment (2024-06-20): Since the blanket is on the title, the settlement statements do not clear this condition. Nor was the additional lien on the current title policy addressed. The clear title policy will need be required.
															07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813244	xxxxxx	30779869	xxxxxx	06/17/2024	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.		Reviewer Comment (2024-06-28): Executed disclosure provided along with LOE and evidence of delivery Reviewer Comment (2024-06-27): Received executed disclosure, LOE to borrower and mailing label. Mailing label only reflects label created. Must reflect, at minimum, in transit or delivered.		06/28/2024		2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813244	xxxxxx	30779872	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-06-18): SitusAMC received earliest e-consent.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813244	xxxxxx	30779873	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $304.92 exceeds tolerance of $252.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $252.00 on the Loan Estimate dated xxxxxx to $304.92 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-06-18): SitusAMC received CD and COC dated xxxxxx .	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813900	xxxxxx	30784118	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $468.50 exceeds tolerance of $420.00 plus 10% or $462.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2024-06-27): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2024-06-21): SitusAMC received PCCD, LOE and copy of refund check. UPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		06/27/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813900	xxxxxx	30784119	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $156.00 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2024-06-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	811919	xxxxxx	30799136	xxxxxx	06/17/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-18): Received E-signed Consent Agreement. Exception cleared.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	811919	xxxxxx	30799213	xxxxxx	06/17/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	Incomplete CD in file with a closing date of xxxxxx.	Reviewer Comment (2024-06-18): LOE received. Preliminary CD not provided to consumer excluded from testing

Reviewer Comment (2024-06-18): Per TRID Grid 4.0, Additional Considerations Row 3, The TPR firm can exclude an LE or CD from consideration if it was not provided to the consumer. Acceptable documentation is a lender attestation that it was not provided to the consumer. (This is only applicable if the document is not acknowledged by the consumer.) Attestation should be in a separate document that can be included in the loan file.

Reviewer Comment (2024-06-17): SitusAMC received LOX for rebuttal response. But, did not receive specific information identifying “which” CDs were never issued & disclosed to borrower. SitusAMC cannot assume which CD’s that were included in loan package were not issued without complete identification. Please provide specific Attestation comments indicating the documents IDs were never provided to the borrower and SitusAMC will review for re-testing
															06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814729	xxxxxx	30806489	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The authorized signor for the selling business, xxxxxx, is missing.		Reviewer Comment (2024-06-24): Received updated Fraud Report and Sam Search. Exception cleared.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815502	xxxxxx	30794152	xxxxxx	06/18/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance reflects the coverage amount of $xxxxxx. The loan amount is xxxxxx. The appraisal reflects the estimated cost new as xxxxxx. The coverage is short $xxxxxx		Reviewer Comment (2024-06-20): RCE provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815502	xxxxxx	30794159	xxxxxx	06/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-25): Received Final Title. Exception cleared.	06/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815502	xxxxxx	30794160	xxxxxx	06/18/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-25): Received Final Title. Exception cleared.	06/25/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815502	xxxxxx	30806764	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The supervisory appraiser,xxxxxx, is missing.		Reviewer Comment (2024-06-25): Received OFAC Search run for supervisory appraiser. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815459	xxxxxx	30780003	xxxxxx	06/18/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.43 is less than Guideline PITIA months reserves of 4.00.		Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-20): Condition cannot be waived and is valid. The verified assets in file are $86,930.41. Funds to close required are $85,553.00. Funds to close is calculated as funds to close + EMD + POCB fees+ any adjustments/gifts/1031 funds.			06/20/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815459	xxxxxx	30780044	xxxxxx	06/18/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The borrower is short reserves.		Reviewer Comment (2024-06-20): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-06-20): Condition cannot be waived and is valid. The verified assets in file are $86,930.41. Funds to close required are $85,553.00. Funds to close is calculated as funds to close + EMD + POCB fees+ any adjustments/gifts/1031 funds.	06/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815459	xxxxxx	30780047	xxxxxx	06/18/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower is short reserves.		Reviewer Comment (2024-06-20): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-06-20): Condition cannot be waived and is valid. The verified assets in file are $86,930.41. Funds to close required are $85,553.00. Funds to close is calculated as funds to close + EMD + POCB fees+ any adjustments/gifts/1031 funds.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30939820	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: settlement Agent xxxxxx; Real estate agents xxxxxx and xxxxxx; and appraiser xxxxxx.		Reviewer Comment (2024-07-03): Received OFAC search report for seller. Exception cleared. Reviewer Comment (2024-07-02): OFAC search not run for the Seller xxxxxx and xxxxxx is missing. Exception remains. Reviewer Comment (2024-07-01): All parties to the transaction were not included. The Real estate agents xxxxxx, appraiser xxxxxx and Seller xxxxxx and xxxxxx is missing. Exception remains.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30939845	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The file contains a final 1003; however, the document is not legible.		Reviewer Comment (2024-06-28): Legible final 1003 provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30939846	xxxxxx	06/27/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-07-01): Received Credit Gap Report. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30939855	xxxxxx	06/27/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Employer Internet Search	Independent third-party verification is required to support the existence of borrower's employer (e.g. internet/online verification, Secretary of State business search, local licensing records, etc.). Online search in file is not legible.		Reviewer Comment (2024-06-28): Legible search provided	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30969237	xxxxxx	06/27/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.	The Verus overlays require all large deposits to be documented. There is a large deposit of $10,000 on xxxxxx into the borrower's checking account. These funds are needed for closing and reserves. The file does not contain the documentation to source the deposit.	Reviewer Comment (2024-07-08): Release and cancellation of contract provided for property on xxxxxx $10K was EMD refunded back. Verified per wire transfer comments on bank statement as well.

Reviewer Comment (2024-07-05): Received Cancellation of contract. Provide wire confirmation from the Escrow agent for the transfer of funds in amount of $10,000. Exception remains.

Reviewer Comment (2024-07-03): The same documents were provided that were in file at time of review. Provide proof of large deposit from xxxxxx. dt xxxxxx . Exception remains.

Reviewer Comment (2024-07-01): Letter of explanation is not acceptable. Provide the documentation to source the deposit. Exception remains.
															07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813933	xxxxxx	30969702	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID - the file contains an illegible TRID disclosure. Testing is incomplete		Initial Closing Disclosure dated xxxxxx is not legible.		Reviewer Comment (2024-06-28): SitusAMC received legible xxxxxx CD	06/28/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	C	A	D	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	815352	xxxxxx	30814311	xxxxxx	06/18/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		A letter signed by the CPA, CTEC (California Tax Education Council) or EA (Enrolled Agent) is to be provided. The letter provided appears to reflect individual is only a PTIN.		Reviewer Comment (2024-06-21): CTEC license search provided Reviewer Comment (2024-06-20): The CPA letter provided appears to reflect the individual is a PTIN. Per the guidelines CPA letter needs to be signed by CPA, CTEC (California Tax Education Council) or EA (Enrolled Agent). Exception remains.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	814662	xxxxxx	30784224	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-06-24): Received updated Fraud Report. Exception cleared.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814662	xxxxxx	30807027	xxxxxx	06/18/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects Tenant Occupied. The 1008 reflects an LOE was provided from the borrower regarding the leases, however there is no LOE in file. Unleased is allowed at 70% LTV, however need verification there is no formal lease on the property. If a formal lease does exist, the lease agreement will be required.		Reviewer Comment (2024-06-25): Received LOE for no lease on the property. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814662	xxxxxx	30807098	xxxxxx	06/18/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2024-07-10): Updated HOI provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813959	xxxxxx	30779465	xxxxxx	06/18/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file contains a PPP Rider. However, DOT does not contain PPP rider. Provide the corrected and executed DOT adding in the PPP Rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-07-17): The updated PPP Rider and all required docs were provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813959	xxxxxx	30779541	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-17): Received Updated Fraud Report. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813959	xxxxxx	30807935	xxxxxx	06/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Investor exception in file. Funds held in account xxxxxx are held in an xxxxx account for the borrower's kids, that are in their 40's per the lender. Funds are needed to meet cash to close and reserves.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-17): Client elects to waive with verified compensation factors			06/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813391	xxxxxx	30794703	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-18): Client elects to waive			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794704	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-06-18): Client elects to waive			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794705	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.16837% or Final Disclosure APR of 9.18000% is equal to or greater than the threshold of APOR 7.61% + 1.5%, or 9.11000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2024-06-25): Delivery provided

Reviewer Comment (2024-06-24): The original appraisal was provided with no change in value. Please provide evidence of delivery for the updated appraisal dated xxxxxx to the borrower as required by HPML regulations.

Reviewer Comment (2024-06-21): he appraisal in the file is dated xxxxxx and the proof of delivery is dated xxxxxx which do not coincide with one another. Please provide the original appraisal dated on or prior to xxxxxx when it was sent to the borrower to ensure nothing material has changed on the most recent appraisal. HPML Appraisal Rule requires all valuations to be delivered to the borrower at least 3-days prior to closing as this is a requirement when originating HPMLs (Citation - 12 CFR 1026.35(c)(6)(ii)). However, once the original appraisal is provided and nothing material changed from the original appraisal and we do have evidence the original appraisal was sent at least 3 days prior to closing on xxxxxx then we can accept the delivery of the most recent appraisal at any time, even post-close; then the exception can be regraded to a ‘B’ grade.
															06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794706	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2024-06-25): Delivery provided

Reviewer Comment (2024-06-24): The original appraisal was provided with no change in value. Please provide evidence of delivery for the updated appraisal dated xxxxxx to the borrower as required by HPML regulations.

Reviewer Comment (2024-06-21): The appraisal in the file is dated xxxxxx and the proof of delivery is dated xxxxxx which do not coincide with one another. Please provide the original appraisal dated on or prior to xxxxxx when it was sent to the borrower to ensure nothing material has changed on the most recent appraisal. HPML Appraisal Rule requires all valuations to be delivered to the borrower at least 3-days prior to closing as this is a requirement when originating HPMLs (Citation - 12 CFR 1026.35(c)(6)(ii)). However, once the original appraisal is provided and nothing material changed from the original appraisal and we do have evidence the original appraisal was sent at least 3 days prior to closing on xxxxxx then we can accept the delivery of the most recent appraisal at any time, even post-close; then the exception can be regraded to a ‘B’ grade.
															06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794730	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The gift letter and documentation is dated after the closing.		Reviewer Comment (2024-06-25): Gift later dated at closing provided with accurate amount. Reviewer Comment (2024-06-21): The letter provided does not have the correct gift amount of $132,000. Reviewer Comment (2024-06-21): To meet ATR all asset documentation must be obtained prior to closing being a dry state has no bearing on this.	06/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794731	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The gift letter and documentation is dated after the closing.		Reviewer Comment (2024-06-25): Gift later dated at closing provided with accurate amount. Reviewer Comment (2024-06-21): The letter provided does not have the correct gift amount of $132,000. Reviewer Comment (2024-06-21): To meet ATR all asset documentation must be obtained prior to closing being a dry state has no bearing on this.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30794732	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The gift letter and documentation is dated after the closing.		Reviewer Comment (2024-06-25): Gift later dated at closing provided with accurate amount.	06/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30808036	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The seller, xxxxxx is missing.		Reviewer Comment (2024-06-27): Cleared report provided Reviewer Comment (2024-06-26): Please refer to the updated fraud report provided dated later than the initial report. Updated fraud report provided dated 6/10, however the high risk red flags were not addressed. The new one that generated was sam.gov for xxxxxx Reviewer Comment (2024-06-21): Updated fraud report provided dated 6/10, however the high risk red flags were not addressed. The new one that generated was sam.gov for xxxxxx	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30808146	xxxxxx	06/19/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.17 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors

Reviewer Comment (2024-06-26): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx D/Settlement. Verified assets including EMD and Gifts is $334,000.36. Total cash to close $285,642.96. Remaining reserves $47,083.20 or 4.17 months.

Reviewer Comment (2024-06-21): Cash to close is verified as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Verified assets are $334,000.36. CD accounts xxxxxx were excluded as the borrower liquidated these accounts and deposited the funds into account #xxxxxx.
																	07/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30808169	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan does not meet the guideline reserve requirements.	Reviewer Comment (2024-07-01): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-06-26): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx D/Settlement. Verified assets including EMD and Gifts is $334,000.36. Total cash to close $285,642.96. Remaining reserves $47,083.20 or 4.17 months.

Reviewer Comment (2024-06-21): Cash to close is verified as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Verified assets are $334,000.36. CD accounts xxxxxx were excluded as the borrower liquidated these accounts and deposited the funds into account #xxxxxx

Reviewer Comment (2024-06-21): 6 months of reserves are required and only 4.17 months were documented.
															07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813391	xxxxxx	30942465	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan does not meet the guideline reserve requirements.		Reviewer Comment (2024-07-01): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2024-06-26): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final xxxxxx D/Settlement. Verified assets including EMD and Gifts is $334,000.36. Total cash to close $285,642.96. Remaining reserves $47,083.20 or 4.17 months.	07/01/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815344	xxxxxx	30808964	xxxxxx	06/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The Verus overlays require all deposits exceeding 100% of the total monthly income to be sourced. The following large deposits were not sourced: $15,000 on xxxxxx ; $20,000 on xxxxxx ; $20,000 on xxxxxx ; and $10,000 on xxxxxx .		Reviewer Comment (2024-07-05): Received Gift Letter for all large deposit. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815344	xxxxxx	30808988	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Appraiser, xxxxxx is missing.		Reviewer Comment (2024-06-20): Updated fraud report provided	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813896	xxxxxx	30791671	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-15): Received ACH information document.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813896	xxxxxx	30791732	xxxxxx	06/19/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-06-26): Clearance report and supporting doc provided	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813896	xxxxxx	30809869	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Selling Agent, xxxxxx; Borrower Agent, xxxxxx; Appraiser, xxxxxx.		Reviewer Comment (2024-06-26): Received Clearance Report with OFAC search. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813896	xxxxxx	30827466	xxxxxx	06/19/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $23,997.16 is less than Cash From Borrower $138,181.13.	The ending balance for xxxxxx is xxxxxx. The ledger reflects an outbound wire for $134,031.13 that was deducted on xxxxxx however there isn't evidence it is for this transaction. Please provide the wire showing these funds were used for this transaction.		Reviewer Comment (2024-06-26): Wire provided for funds for this transaction.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813896	xxxxxx	30827467	xxxxxx	06/19/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	The ending balance for xxxxxx is xxxxxx. The ledger reflects an outbound wire for $134,031.13 that was deducted on xxxxxx however there isn't evidence it is for this transaction. Please provide the wire showing these funds were used for this transaction.		Reviewer Comment (2024-06-26): Wire provided for funds for this transaction.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813896	xxxxxx	31130088	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.				Reviewer Comment (2024-07-22): PDI provided dated 7.18.2024: No Damage	07/22/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813852	xxxxxx	30797331	xxxxxx	06/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The guidelines require a completed VOR and 6 months most recent history via cancelled checks, rental statements, etc. The file contains 12 months of cancelled checks; however, is missing the required VOR.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): The client elects to waive.			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813852	xxxxxx	30797390	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan was approved with a DTI of 44.78%; however, the verified DTI is 43.74%, which exceeds the maximum allowed DTI by the guidelines of 43% for the xxxxxx program.		Reviewer Comment (2024-06-25): The client waived the DTI discrepancy with valid comp factors so this exception no longer applies.	06/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813852	xxxxxx	30797392	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.73704% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The loan was approved with a DTI of 44.78%; however, the verified DTI is 43.74%, which exceeds the maximum allowed DTI by the guidelines of 43% for the xxxxxx program.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): The client elects to waive.			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813852	xxxxxx	30797405	xxxxxx	06/19/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.73704% exceeds Guideline total debt ratio of 43.00000%.	The loan was approved with a DTI of 44.78%; however, the verified DTI is 43.74%, which exceeds the maximum allowed DTI by the guidelines of 43% for the xxxxxx program.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): The client elects to waive.			06/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813852	xxxxxx	30798254	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan was approved with a DTI of 44.78%; however, the verified DTI is 43.74%, which exceeds the maximum allowed DTI by the guidelines of 43% for the xxxxxx program.		Reviewer Comment (2024-06-25): The client waived the DTI discrepancy with valid comp factors so this exception no longer applies.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813852	xxxxxx	30807438	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-18): Client elects to waive			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813852	xxxxxx	30807447	xxxxxx	06/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the city s xxxxxx Country; however, the Note reflects xxxxxx		Reviewer Comment (2024-06-25): An updated CDA was provided.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813734	xxxxxx	30795499	xxxxxx	06/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Report reflects a unit number whereas the note does not.		Reviewer Comment (2024-06-24): Updated appraisal received.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813734	xxxxxx	30795502	xxxxxx	06/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Report reflects a unit number whereas the note does not.		Reviewer Comment (2024-07-09): Updated CDA provided Reviewer Comment (2024-06-27): The same document was provided that was previously provided. Please review the original condition. The desk review (CDA) reflects a unit number vs. the Note which does not.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813734	xxxxxx	30795609	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $815.00 exceeds tolerance of $735.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	813734	xxxxxx	30824925	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The HOA questionnaire reflects only xxxxxx units out of xxxxxx are Owner Occupied/2nd homes vs. the appraisal which reflects xxxxxx units are Owner Occupied/2nd homes. xxxxxx units does not meet the 40% occupancy requirement per the guidelines.		Reviewer Comment (2024-06-24): Email from HOA confirming xxxxxx units and xxxxxx rental units in a xxxxxx unit project. HOA questionnaire had typo.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814896	xxxxxx	30794049	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects both units are tenant occupied.		Reviewer Comment (2024-07-23): Received Updated Lease Agreements. Exception Cleared. Reviewer Comment (2024-07-19): Commencing at on the lease agreement provided is xxxxxx . Provide the corrected lease agreement. Exception remains.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814896	xxxxxx	30794050	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-06-21): The fraud report was provided.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814896	xxxxxx	30826219	xxxxxx	06/19/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for borrower's primary residence. 6 months pay history were provided. Provide copy of the Note and VOM.		Reviewer Comment (2024-08-07): The Note provided reflects not obligated to the mortgage lien for the primary. Fraud Report verifies only ownership interest. VOM not required. However, spouse's credit report was provided with the 12 month history. Reviewer Comment (2024-07-29): Received Note document. Provide VOM. Exception remains. Reviewer Comment (2024-07-15): The document provided is a pay history/mortgage statement vs. VOM. Provide the VOM and copy of the original Note.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814896	xxxxxx	30828614	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-06-21): The final HUD was provided.	06/21/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814896	xxxxxx	30828623	xxxxxx	06/19/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA - Reflets Units xxxxxx & xxxxxx vs. xxxxxx		Reviewer Comment (2024-07-22): An updated CDA was provided.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814271	xxxxxx	30797155	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-06-21): Fraud Report provided	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814271	xxxxxx	30797200	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-18): Client elects to waive			06/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30799286	xxxxxx	06/19/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-21): The Undisclosed Debt Verification was provided.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30799288	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-06-21): The 1008 was provided.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30799313	xxxxxx	06/19/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-21): The E-sign Consent Agreement was provided.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30809623	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the Senior Lien Note which was not provided in the file.		Reviewer Comment (2024-07-22): Received Note - Senior Lien. Reviewer Comment (2024-06-27): Provided Note for the property located at xxxxxx The condition was raised for Senior Lien Note for the subject property. Exception remains.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30809939	xxxxxx	06/19/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Paystubs	The guidelines require a YTD paystub when the borrower is self-employed and pays themselves wages. The primary self-employment pays the borrower wage income; however, the file is missing the YTD paystub.		Reviewer Comment (2024-07-18): Received YTD paystubs. Exception cleared. Reviewer Comment (2024-06-28): Provided YTD paystub for the borrower's primary self-employment is more than 90 days old (End date xxxxxx loan closed xxxxxx Provide Paystubs within validity. Exception remains.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826435	xxxxxx	06/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The senior lien reflects a deferred/forbearance amount. Forbearance, modifications, or deferrals (including COVID-19 related events) completed or reinstated within 12- months of the Note date are ineligible. Provide the deferral/forbearance documents.		Reviewer Comment (2024-07-17): Forbearance Agreement provided. From 2020. Reviewer Comment (2024-06-27): The supplement does not clear this condition. Please refer to the mortgage statement. Reflects $6,626.64 in deferred/forbearance balance.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826539	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.	Reviewer Comment (2024-07-15): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. Lender provided YTD P&L through 3.31.2024 and 2 months most recent bank statements end date 3.31.2024. Both are within 90 days of the Note date. Guideline requirements are met.

Reviewer Comment (2024-07-12): The same documents were provided and they are dated over a month post-close. To meet ATR 3rd party verification of the self-employment businesses must have been verified at or prior to closing. Also, the xxxxxx appears to be a DBA of xxxxxx

Reviewer Comment (2024-07-10): The document provided is dated over a month post-close and not acceptable. Further, document is only for 1 of the 4 businesses used for income. Business utilized in qualifying is xxxxxx

Reviewer Comment (2024-06-27): The same documents were provided that were in file at time of review. Please review original condition. Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.
															07/15/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826540	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. xxxxxx	Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.	Reviewer Comment (2024-07-15): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. Lender provided YTD P&L through 3.31.2024 and 2 months most recent bank statements end date xxxxxx Both are within 90 days of the Note date. Guideline requirements are met.

Reviewer Comment (2024-07-12): The same documents were provided and they are dated over a month post-close. To meet ATR 3rd party verification of the self-employment businesses must have been verified at or prior to closing. Also, the xxxxxx appears to be a DBA of xxxxxx

Reviewer Comment (2024-07-10): The document provided is dated over a month post-close and not acceptable. Further, document is only for 1 of the 4 businesses used for income. Business utilized in qualifying is xxxxxx

Reviewer Comment (2024-06-27): The same documents were provided that were in file at time of review. Please review original condition. Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826544	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. xxxxxx	Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.	Reviewer Comment (2024-07-15): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. Lender provided YTD P&L through 3.31.2024 and 2 months most recent bank statements end date 3.31.2024. Both are within 90 days of the Note date. Guideline requirements are met.

Reviewer Comment (2024-07-12): The same documents were provided and they are dated over a month post-close. To meet ATR 3rd party verification of the self-employment businesses must have been verified at or prior to closing. Also, the xxxxxx appears to be a DBA of xxxxxx

Reviewer Comment (2024-07-10): The document provided is dated over a month post-close and not acceptable. Further, document is only for 1 of the 4 businesses used for income. Business utilized in qualifying is xxxxxx

Reviewer Comment (2024-06-27): The same documents were provided that were in file at time of review. Please review original condition. Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.

Reviewer Comment (2024-06-21): A self-prepared P&L is not a third-party verification. Please provide the evidence obtained to verify the xxxxxx prior to close.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826550	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. xxxxxx	Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.	Reviewer Comment (2024-07-15): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. Lender provided YTD P&L through 3.31.2024 and 2 months most recent bank statements end date 3.31.2024. Both are within 90 days of the Note date. Guideline requirements are met.

Reviewer Comment (2024-07-12): The same documents were provided and they are dated over a month post-close. To meet ATR 3rd party verification of the self-employment businesses must have been verified at or prior to closing. Also, the xxxxxx appears to be a DBA of xxxxxx

Reviewer Comment (2024-07-10): The document provided is dated over a month post-close and not acceptable. Further, document is only for 1 of the 4 businesses used for income. Business utilized in qualifying is xxxxxx

Reviewer Comment (2024-06-27): The same documents were provided that were in file at time of review. Please review original condition. Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.

Reviewer Comment (2024-06-21): A self-prepared P&L is not a third-party verification. Please provide the evidence obtained to verify the xxxxxx prior to close.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814194	xxxxxx	30826555	xxxxxx	06/19/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - xxxxxx Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current xxxxxx status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. xxxxxx	Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.	Reviewer Comment (2024-07-15): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. Lender provided YTD P&L through 3.31.2024 and 2 months most recent bank statements end date 3.31.2024. Both are within 90 days of the Note date. Guideline requirements are met.

Reviewer Comment (2024-07-12): The same documents were provided and they are dated over a month post-close. To meet ATR 3rd party verification of the self-employment businesses must have been verified at or prior to closing. Also, xxxxxx appears to be a DBA of xxxxxx

Reviewer Comment (2024-07-10): The document provided is dated over a month post-close and not acceptable. Further, document is only for 1 of the 4 businesses used for income. Business utilized in qualifying is xxxxxx

Reviewer Comment (2024-06-27): The same documents were provided that were in file at time of review. Please review original condition. Third party evidence of SE was not provided prior to closing for any business. VVOE is not acceptable.

Reviewer Comment (2024-06-21): A self-prepared P&L is not a third-party verification. Please provide the evidence obtained to verify the xxxxxx prior to close.
															07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814036	xxxxxx	30826693	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The Borrower(s) and Seller(s) Closing Disclosures do not reflect any seller fees.		Reviewer Comment (2024-06-24): SitusAMC received Settlement Statement	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814036	xxxxxx	30826694	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee increased was not disclosed on the initial Loan Estimate and was charged $350.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance. The COC only reflects 1004D added. Additional information is required to verify if COC is valid and disclosed timely.	Reviewer Comment (2024-07-09): SitusAMC received email conversation of LO for appraisal and 1004D order.

Reviewer Comment (2024-07-08): SitusAMC received copy of internal email communication confirming the order was placed. However, as per commentary the request was placed by the borrower and there no evidence of that. If the service was requested by borrower the documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS.

Reviewer Comment (2024-07-04): SitusAMC received rebuttal however, adding the fee after receipt of report/invoice is not a valid change circumstance. The fee should have been disclosed when additional service has been requested. Please provide additional information as to when the service was requested by borrower and or when lender became aware of the change as per the documents the lender should have disclosed the fee within 3 business days from the date of receipt of "subject to" appraisal.

Reviewer Comment (2024-07-03): SitusAMC received rebuttal comment that the fee was disclosed within 3 days from 1004D however, the information that has been received to lender for requirement of 1004D (Re-inspection) due to subject to appraisal was on 1004 which is received to lender on xxxxxx (as defined under 1026.19(e)(4)(A)-(F). A cure would be required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2024-06-28): SitusAMC received rebuttal, however 1004 is dated xxxxxx fee should be added within 3 days of 1004.  Cure is required.  Cure consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2024-06-27): SitusAMC received rebuttal and COC dated xxxxxx , however 1004 is dated xxxxxx and fee added on xxxxxx which is not within 3 days' timeline. Cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814036	xxxxxx	30827864	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: appraiser, xxxxxx; authorized signor for the selling business entity, xxxxxx.		Reviewer Comment (2024-06-26): Received updated Fraud Report. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815609	xxxxxx	30895383	xxxxxx	06/20/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage should be in the amount of the lesser of: Replacement Cost Estimator provided from the property insurer or provided from a 3rd party source (i.e., xxxxxx), or estimated cost to replace the dwelling from a recent appraisal, if provided, or the unpaid principal balance of the mortgage(s). The Blanket policy for the HOA in file is a Cert of Liability only with no property coverage, does not reflect the subject property address, and indicates for common areas only.		Reviewer Comment (2024-07-12): Blanket policy provided	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813287	xxxxxx	30805949	xxxxxx	06/20/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The Undisclosed Debt Notifications Reports are dated xxxxxx , which is more than 10 days prior to the loan closing.		Reviewer Comment (2024-07-10): Received UDM dated xxxxxx . Exception cleared. Reviewer Comment (2024-07-02): Received UDM for Co-Borrower, xxxxxx Pending receipt of a gap credit report or Undisclosed Debt Monitoring report for Borrower, xxxxxx within 10- days prior to loan closing or any time after closing. Exception remains. Reviewer Comment (2024-06-28): Received UDN report is not within 10 days of closing. Exception Remains.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813287	xxxxxx	30805950	xxxxxx	06/20/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Real Estate Agent, xxxxxx, is missing.		Reviewer Comment (2024-07-10): Received updated Fraud Report. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813287	xxxxxx	30806184	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-20): Client elects to waive			06/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813287	xxxxxx	30806190	xxxxxx	06/20/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.29952% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds max allowed for Rent Free borrower of 43%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813287	xxxxxx	30806194	xxxxxx	06/20/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.29952% exceeds Guideline total debt ratio of 43.00000%.	DTI exceeds max allowed for Rent Free borrower of 43%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-06-20): Client elects to waive with verified compensation factors			06/20/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813287	xxxxxx	30893570	xxxxxx	06/20/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.				Reviewer Comment (2024-06-24): An updated appraisal reflecting xxxxxx for location was provided. Reviewer Comment (2024-06-24): No new documents received. Please try uploading again. Reviewer Comment (2024-06-22): No new documents received. Please try uploading again.	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813595	xxxxxx	30828338	xxxxxx	06/20/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	The property located on xxxxxx is a new property as it is an additional property being purchased by the 1031 Exchange property. The file is missing verification of the PITIA for the property. Must verify the taxes and insurance are included in the payment.		Reviewer Comment (2024-06-25): Final CD provided with final PITIA. Reviewer Comment (2024-06-25): The CD provided is for xxxxxx property. Provide verification of the PITIA for xxxxxx property. Exception remains.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813595	xxxxxx	30828570	xxxxxx	06/20/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statement for the account #xxxxxx reflects a check paid to a title company on xxxxxx (check #xxxxxx, $5,000) that shows in the memo of the check it is for escrow for property located on xxxxxx. If the borrower is purchasing this additional property, the PITIA is required to be included in the DTI.		Reviewer Comment (2024-06-26): xxxxxx report and listing history provided reflecting property was purchased by a third party that is not our borrower. Property was contingent, then delisted, then relisted and sold to the third party on xxxxxx recorded xxxxxx	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815701	xxxxxx	30892035	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-06-28): Received updated Fraud Report. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815464	xxxxxx	30891708	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Borrower's Real Estate Broker, xxxxxx; Seller's Real Estate Broker, xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-05): Received SAM.gov. Exception cleared. Reviewer Comment (2024-07-03): Received pages are blank. Exception remains. Reviewer Comment (2024-06-28): Provided Fraud report reflects alert for Settlement Agent. Provide SAM.gov for the same and also there are new alerts reported on the provided fraud report. Exception remains.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815464	xxxxxx	30891800	xxxxxx	06/21/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing a copy of the Homeownership Counseling List.		Reviewer Comment (2024-06-21): Client elects to waive			06/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	812829	xxxxxx	30809877	xxxxxx	06/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file does not contain a paystub or WVOE for the borrower's new employment. An employer letter/offer letter only is not acceptable.		Reviewer Comment (2024-07-02): Loan meets ATR and guidelines requirements for recent college graduates. Reviewer Comment (2024-06-27): An exception cannot be granted for this as this is an ATR condition.	07/02/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	812829	xxxxxx	30809878	xxxxxx	06/21/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, missing W-2, Paystub, LES, ETS or WVOE. xxxxxx	The file does not contain a paystub or WVOE for the borrower's new employment. An employer letter/offer letter only is not acceptable.		Reviewer Comment (2024-07-02): Loan meets ATR and guidelines requirements for recent college graduates. Reviewer Comment (2024-06-27): An exception cannot be granted for this as this is an ATR condition.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812829	xxxxxx	30809880	xxxxxx	06/21/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	The borrower(s) and seller(s) closing disclosures do not reflect any seller paid fees.		Reviewer Comment (2024-07-03): SitusAMC received Seller CD	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	812829	xxxxxx	30891075	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: authorized signor for the selling business entity, xxxxxx.		Reviewer Comment (2024-06-27): Received updated Fraud Report. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812829	xxxxxx	30891262	xxxxxx	06/21/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-21): Client elects to waive			06/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815462	xxxxxx	30809307	xxxxxx	06/21/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Deposit Receipt	The guidelines require either a Form 1007 or 2 months rent verification when rental income is being used to qualify the loan. The file only contains 1 month rental income and security deposit. The Form 1007 or 1 more month of rental income is required for the property located on xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-26): Client elects to waive with verified compensation factors. Reviewer Comment (2024-06-25): The guidelines require 2 months rent receipt. It does not indicate that the security deposit can be used in lieu of. A security deposit is not an extra rent payment but used in the event the borrower vacates the property and causes damage. Security deposits are refundable at the end of the lease term. Provide an extra month's rent deposit or the form 1007. Investor can elect to waive with verified compensation factors.			06/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	812748	xxxxxx	30836713	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing Deed from xxxxxx to borrower.		Reviewer Comment (2024-06-27): Deed provided Reviewer Comment (2024-06-27): The deed needs to be provided as the property is not xxxxxx in the current borrowing LLC. The borrower being the owner of the xxxxxx has no bearing on this. Investor can elect to waive with verified compensation factors. Reviewer Comment (2024-06-27): The deed provided reflects the Borrowing Entity transferring the property to the the currently xxxxxx. Per the original condition. provide the deed from the currently xxxxxx to the Borrowing Entity. The loan closed in xxxxxx	06/27/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812748	xxxxxx	30836784	xxxxxx	06/21/2024	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Credit history reflects lates that do not meet guidelines.		Program allows 0x60x12 for mortgage history; however, borrower has 1x60x12. Investor Exception in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-06-21): Client elects to waive with verified compensation factors			06/21/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812748	xxxxxx	30836902	xxxxxx	06/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers living rent free is generally a red flag and may be considered on a case-by-case basis with compelling evidence of continued occupancy. Lender exception in file. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812748	xxxxxx	30927670	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. The LOE in file reflects the borrower lives at the property on xxxxxx		Reviewer Comment (2024-06-28): Received corrected 1003. Exception cleared.	06/28/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813390	xxxxxx	30808321	xxxxxx	06/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two PPP addendums to the Note that are signed by the borrower with different terms. Please provide the correct PPP, LOE to borrower, and evidence of delivery to the borrower.		Reviewer Comment (2024-07-15): The corrected PPP Riders and LOE with proof of delivery were provided. Reviewer Comment (2024-07-05): The PPP Rider provided does not have a selection for the type of PPP under section 1. Also, the PPP is for 5 years and the terms do not detail what they are in years 4 & 5.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813390	xxxxxx	30891254	xxxxxx	06/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Provide Currency Converter for xxxxxx acct xxxxxx for xxxxxx from XE.com or the Wall Street Journal.		Reviewer Comment (2024-06-26): Received Currency Converter for xxxxxx Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813390	xxxxxx	30908814	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-08): The guidelines say a Cert of Good Standing is required. The guidelines do not state newly formed entitles are exempt. Reviewer Comment (2024-06-24): Requested document is not received. Exception Remains.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813390	xxxxxx	30908857	xxxxxx	06/21/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $78,527.18.	Foreign assets must be transferred to a xxxxxx account in the borrower’s name and/or the title/closing agent at least 10 days prior to closing. There is a Wise statement account with funds converted to USD from account xxxxxx, however these funds were not transferred to a xxxxxx account or title/closing agent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-06-26): Per the guidelines if the funds are transferred to xxxxxx account in borrower's name then evidence is required. Exception remains.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813704	xxxxxx	30910834	xxxxxx	06/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated housing history for the primary residence. DLA xxxxxx and application date is xxxxxx Housing history must be within 45 days of application date.		Reviewer Comment (2024-06-27): Received credit refresh report with updated mortgage. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813704	xxxxxx	30910904	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		The Security Instrument reflects an Assignments of Leases and Rents Rider separate from the 1-4 Family Rider. Provide the additional rider.		Reviewer Comment (2024-07-02): Received Assignments of Leases and Rents Rider. Exception cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813704	xxxxxx	31095821	xxxxxx	07/11/2024	Credit	Modification	Loss Mitigation Document Check	Modification	Missing Document: Missing extension or deferment agreement.		Provide the purchase contract addendum signed by all parties with the final purchase price of xxxxxx as reflected on the final signed/stamped settlement statement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-23): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-11): Escrow instructions are not acceptable. An signed addendum to the purchase contract is required.			07/23/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30823292	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-01): Approval provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30894444	xxxxxx	06/21/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Address is reflected as xxxxxx, however, Note reflects xxxxxx		Reviewer Comment (2024-07-09): Updated appraisal provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30894450	xxxxxx	06/21/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Address is reflected as xxxxxx however, Note reflects xxxxxx		Reviewer Comment (2024-07-18): An updated CDA was provided.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30894452	xxxxxx	06/21/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Address is reflected as xxxxxx however, Note reflects xxxxxx		Reviewer Comment (2024-07-09): Updated flood cert provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30894453	xxxxxx	06/21/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address is reflected as xxxxxx however, Note reflects xxxxxx		Reviewer Comment (2024-07-08): Updated pre-close policy provided Reviewer Comment (2024-07-03): The corrected policy provided is dated post-close and not acceptable. The pre-close policy needs to be corrected.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30910989	xxxxxx	06/21/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Per the fraud report, the primary residence was transferred to a non-borrower on xxxxxx . Borrower has no ownership in property. Provide the updated application.		Reviewer Comment (2024-07-01): Updated application provided updating primary residence address.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30911013	xxxxxx	06/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy address reflects xxxxxx		Reviewer Comment (2024-07-01): Updated title commitment provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30911023	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Borrower/Guarantor, xxxxxx Loan officer; Settlement Agent; xxxxxx Appraiser, xxxxxx		Reviewer Comment (2024-07-09): Received OFAC Search run for Borrower/Guarantor, xxxxxx Loan officer and Settlement Agent; xxxxxx Exception cleared. Reviewer Comment (2024-07-05): OFAC Searches not run on Borrower/Guarantor, xxxxxx Settlement Agent xxxxxx (HUD is signed by xxxxxx). Exception remains.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30911031	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Document does not have a pull date. Must be dated within 1 year of closing.		Reviewer Comment (2024-07-01): Updated COGS provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30911044	xxxxxx	06/21/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	xxxxxx judgment recorded xxxxxx & xxxxxx judgment recorded xxxxxx .	Reviewer Comment (2024-07-26): Release for borrower's portion of judgment provided for 2012-6334

Reviewer Comment (2024-07-26): No new documents were provided. Please try uploading again.

Reviewer Comment (2024-07-25): Evidence provided 2013-10524 for xxxxxx is not for our borrower. No evidence of release provided for other judgment for xxxxxx docket xxxxxx

Reviewer Comment (2024-07-18): Evidence of payment for the judgments as required by guidelines was not found.

Reviewer Comment (2024-06-26): Please refer to 2.5.6.1.5 of the investor guidelines. All open judgments, garnishments, and all outstanding liens must be paid off prior to or at loan closing. There is no SOL per the investor guidelines nor was any supporting documents for the lender's comments on xxxxxx
															07/26/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	30911088	xxxxxx	06/21/2024	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.				Reviewer Comment (2024-07-09): Corrected HUD and email from title provided for corrections. Reviewer Comment (2024-07-08): The same HUD-1 was provided in file that was provided at time of review with $452.74 and $85.25 typed in in section 1000 in different font. The lender cannot alter documents on behalf of the title company or borrower. Provide the corrected and final settlement statement from the title company. Reviewer Comment (2024-07-01): Provide the corrected final signed/stamped settlement statement breaking out the escrows if both HOI and flood insurance were escrowed.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815308	xxxxxx	31015746	xxxxxx	07/01/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Updated application provided post-review updating where the borrower's primary residence is. Provide the updated mortgage history for the borrower's primary residence with xxxxxx DLA xxxxxx and Application xxxxxx . History must be within 45 days of application.		Reviewer Comment (2024-07-03): Gap report provided	07/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812976	xxxxxx	30911122	xxxxxx	06/21/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated housing history for the primary residence. DLA on credit report is xxxxxx and application date is xxxxxx Per guidelines, history must be within 45 days of the application date.		Reviewer Comment (2024-06-27): Updated supplement provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812976	xxxxxx	30911143	xxxxxx	06/21/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The title reflects property is in Filing No 5. PUD. However, the appraisal does not reflect PUD nor HOA dues and the DOT does not have a PUD rider attached.	Reviewer Comment (2024-07-23): LOE to borrower and evidence of delivery provided

Reviewer Comment (2024-07-19): Received appraisal with no HOA dues comments from appraiser. Pending receipt of LOE to borrower and evidence of delivery to the borrower for the corrected DOT/executed PUD rider.

Reviewer Comment (2024-07-19): 1) Reviewed the updated appraisal and could not locate comments on HOA dues. 2) See previous comments from 7/18: Received corrected and executed DOT to include PUD rider, executed PUD rider, and lender's letter of intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower.

Reviewer Comment (2024-07-18): 1) Received corrected and executed DOT to include PUD rider, executed PUD rider, and lender's letter of intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to the borrower. 2) Received corrected appraisal reflecting PUD. However, the appraisal reflects $0 for PUD dues with no comments from the appraiser. A PUD should have HOA dues.
															07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815130	xxxxxx	30837667	xxxxxx	06/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx 1084 or income worksheet	The guidelines require an income worksheet to be provided on bank statement loans, which was not provided in the file.		Reviewer Comment (2024-06-27): Received UW income worksheet. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815130	xxxxxx	30894927	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx		Reviewer Comment (2024-06-26): Received updated Fraud Report. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815718	xxxxxx	30828702	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-06-28): Received Credit Gap Report. Exception Cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815718	xxxxxx	30895390	xxxxxx	06/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file contains a Petition for Name Change for the borrower. The form indicates that the borrower was not a xxxxxx Citizen as of xxxxxx ; however, it appears the borrower was in the process of obtaining xxxxxx Citizenship through the naturalization process. The file does not contain any documentation to verify the borrower has completed the naturalization process. If the borrower has not completed the process, documentation to verify the citizenship status is required along with the application updated.		Reviewer Comment (2024-06-28): Cert of Naturalization provided. xxxxxx citizen.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815718	xxxxxx	30922944	xxxxxx	06/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Per guidelines, the CPA must indicate they have prepared the most recent 2 years tax returns. The CPA letter reflect they have assisted in filing the last 2 years tax returns which is not the same as preparing.	Reviewer Comment (2024-07-11): Received updated CPA Letter. Exception cleared.

Reviewer Comment (2024-07-05): Provided CPA letter reflects different font type. Provide updated CPA letter having the same font type. Exception remains.

Reviewer Comment (2024-07-02): Explanation was provided in comments dated 6.28.2024 regarding CPA letter. The same dated letter was provided with prepared added. It should be further noted, font types throughout the document differ. If the CPA updated the letter on the same date as the original incorrect letter and send it back, there should be a trailing documents for this (i.e. email with letter attached, etc).

Reviewer Comment (2024-06-28): The same dated letter was provided with prepared added. It should be further noted, font types throughout the document differ.
															07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	813755	xxxxxx	30828493	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Gap credit report or soft-pull is to be pulled and dated within 10 days of the Note date. Gap report in file is > 10 days prior to closing.		Reviewer Comment (2024-06-26): Received Credit Report dated xxxxxx . Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813755	xxxxxx	30828638	xxxxxx	06/24/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-06-26): SitusAMC received e-consent suffice.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813755	xxxxxx	30828640	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Real Estate Agent (Seller) and Settlement Agent is missing.		Reviewer Comment (2024-06-26): Received updated Fraud Report. Exception cleared.	06/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813469	xxxxxx	30823855	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Appraiser, xxxxxx Settlement agent, xxxxxx Real-estate Agent, xxxxxx Buyer Agent, xxxxxx		Reviewer Comment (2024-07-09): Received OFAC search run for Appraiser, xxxxxx Settlement agent, xxxxxx Real-estate Agent, xxxxxx Buyer Agent, xxxxxx Exception cleared.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813469	xxxxxx	30823958	xxxxxx	06/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for borrower's primary residence. 6 months pay history provide. Provide Note and VOM.		Reviewer Comment (2024-07-30): Received Note document. Exception cleared. Reviewer Comment (2024-07-09): Provide Note document to verify that the borrower is not liable to pay the mortgage payment, as letter of explanation is not sufficient. Exception remains.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828908	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided				Reviewer Comment (2024-07-01): Received Articles of incorporation. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828909	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2024-07-09): Executed Bylaws provided Reviewer Comment (2024-07-01): Received Bylaws however Executed Document not provided. Exception Remains.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828910	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-01): Certificate of Good Standing Received. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828913	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-01): Employer Identification Number Provided. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828927	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		xxxxxx , Provided document showing ownership percentage		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828942	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		xxxxxx Provided document showing ownership percentage		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828952	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx Assets limited to the borrower's ownership %.		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828956	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx Assets limited to the borrower's ownership %.		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828960	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx Assets limited to the borrower's ownership %.		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30828966	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx Assets limited to the borrower's ownership %.		Reviewer Comment (2024-07-01): We have Received Letter of Explation for Evidence of Access of funds. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30907053	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on 2nd Appraiser, xxxxxx		Reviewer Comment (2024-07-09): Received OFAC Search run on 2nd Appraiser, xxxxxx Exception cleared. Reviewer Comment (2024-07-03): The document provided is the ASC.gov search for the Appraiser which is not what is being required. Please review the original condition. Fraud and OFAC searches not run on 2nd Appraiser, xxxxxx Reviewer Comment (2024-07-02): Fraud Report not received. Please try to upload again. Exception remains.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30907579	xxxxxx	06/24/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 68.57143% exceeds Guideline loan to value percentage of 65.00000%.	Per the 1008, the lender utilized $18,633 in STR income to qualify, however the 1007 does not reflect these rents. Both reflect $20,000/monthly x 80% = $16,000. DSCR is < 1.00. Max LTV is 65%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-03): The Operating Income Statement does not match the 1007 completed by that appraiser. The 1007 reflects $240,0000/annually or $20,000/month. The Operating Income Statement reflects $28,571/month. The lower is utilized.			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814107	xxxxxx	30924110	xxxxxx	06/24/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.08 is less than Guideline PITIA months reserves of 6.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815831	xxxxxx	30836590	xxxxxx	06/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	xxxxxx guidelines require a P&L and Balance Sheet when the federal tax returns have not been received for the most recent two years' tax returns. The file does not contain the tax returns for 2023; therefore, a P&L is required, which is not in the file. xxxxxx agency requires a 2023 P&L at lender's discretion.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors			07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815831	xxxxxx	30836638	xxxxxx	06/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	xxxxxx guidelines require a P&L and Balance Sheet when the federal tax returns have not been received for the most recent two years' tax returns. The file does not contain the tax returns for 2023; therefore, a P&L is required, which is not in the file. xxxxxx agency requires a 2023 P&L at lender's discretion.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors			07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815831	xxxxxx	30836674	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The fraud report in the file does not belong to the borrowers. All parties to the transaction (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-07-10): Received Fraud Report. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815831	xxxxxx	30836799	xxxxxx	06/24/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $289.20 exceeds tolerance of $107.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2024-06-19): Sufficient Cure Provided At Closing		06/19/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815831	xxxxxx	30909065	xxxxxx	06/24/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The file contains a mortgage statement for the property located on xxxxxx that indicates the mortgage is not in the borrowers' name. The file contains a tax certificate that indicates both borrowers are part owners of the property. Documentation to verify the borrowers are not on the note for this property is required.		Reviewer Comment (2024-07-10): Received Bank Statements reflecting Non-Borrowers are paying the Mortgage. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815831	xxxxxx	31205842	xxxxxx	07/25/2024	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines	Per the credit report, multiple mortgage have late payments totaling 2x30x12 & 2x30x24. The derogatory credit non-agency requirements for housing payment requirements were not provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

													The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors			07/29/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	30928668	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: authorized signor for the selling business, xxxxxx		Reviewer Comment (2024-07-02): Received OFAC search for xxxxxx. Exception cleared. Reviewer Comment (2024-06-28): Please see the Seller CD on D0079 (or page 133 stacked view). Signer is xxxxxx. xxxxxx is on the purchase contract. Reviewer Comment (2024-06-28): Please see the Warranty Deed, which is signed by the xxxxxx, is the authorized signor of the selling business. Provide the document requested on the original condition. Exception remains.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	30928918	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.33424% or Final Disclosure APR of 9.42100% is equal to or greater than the threshold of APOR 7.61% + 1.5%, or 9.11000%. Non-Compliant Higher Priced Mortgage Loan.	The appraisal completion date is xxxxxx which is post-close. The 3 days receipt of appraisal disclosure is not acceptable as the appraisal was completed after closing.		Reviewer Comment (2024-07-08): Delivery of updated appraisal provided Reviewer Comment (2024-06-27): Origination report received in which 3 day delivery acknowledgment can be used for evidence of delivery for the origination report. Value did not change from origination to updated report. Provide evidence the updated report with a completion date of xxxxxx was delivered to the borrower.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	30928919	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	The appraisal report in the file is dated xxxxxx , which is dated after the consummation date.		Reviewer Comment (2024-06-27): Origination report provided	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	30939854	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a credit supplement stating that borrower is not financially responsible for the account in order to exclude the account from the DTI. The credit report reflects an authorized user with a monthly payment of $2,661 which was excluded from the DTI. The loan does not qualify the account included in the DTI. The file is missing the required credit supplement.		Reviewer Comment (2024-06-28): Supplement provided stating Authorized User and not financially responsible.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	30940559	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The appraisal completion date is xxxxxx which is post-close. The 3 days receipt of appraisal disclosure is not acceptable as the appraisal was completed after closing.		Reviewer Comment (2024-07-08): Delivery of updated appraisal provided Reviewer Comment (2024-06-27): Origination report received in which 3 day delivery acknowledgment can be used for evidence of delivery for the origination report. Value did not change from origination to updated report. Provide evidence the updated report with a completion date of xxxxxx was delivered to the borrower.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815460	xxxxxx	31062409	xxxxxx	07/08/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-07-08): Client elects to waive			07/08/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815347	xxxxxx	30927863	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The Loan Estimate was electronically provided and signed on xxxxxx ; however, the earliest e-disclosure consent is dated xxxxxx .		Reviewer Comment (2024-07-03): SitusAMC received earliest e-consent.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815347	xxxxxx	30941372	xxxxxx	06/25/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-07-02): Updated HOI provided	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815834	xxxxxx	30925597	xxxxxx	06/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A fully completed VOR is required. The VOR in the file reflects the address as xxxxxx in xxxxxx however, the application reflects the borrower's departing residence as xxxxxx in xxxxxx. A corrected VOR is required.		Reviewer Comment (2024-07-02): Received corrected VOR. Exception cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815834	xxxxxx	30926397	xxxxxx	06/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	The guidelines require a business license for the borrower's business for the past 2 years. If the nature of the business does not require a license, a letter of explanation from the borrower is required. The file does not contain the business license or LOE.		Reviewer Comment (2024-07-05): Received Business License. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815834	xxxxxx	30926536	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx		Reviewer Comment (2024-07-05): Received OFAC run search for Settlement Agent, xxxxxx. Exception Cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815506	xxxxxx	30928128	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)	The loan does not have an escrow account set up. Page 4 of the Closing Disclosure has the box checked for "Will have an escrow account" and shows Escrow Non-Escrowed Property Costs Over Year 1 in the amount of $21,426.48 in this section of the CD. However, the "Will not have an escrow account" box should be checked and the escrow amount should be listed under the No Escrow Estimated Property Costs Over Year 1.		Reviewer Comment (2024-07-17): SitusaMC Received PCCD and LOE Reviewer Comment (2024-07-11): SitusAMC received xxxxxx Corrected CD. Missing copy of LOE which accompanied PCCD to finalize cure. Reviewer Comment (2024-07-09): SitusAMC received Post CD. Post CD indicating non-escrowed closing costs of $21,426.48. Loan file indicates Costs of $1,748.85. These itemized costs of ($1481.85/monthly tax/$267/monthly ins) totaling $20,986.2. Please provide PCCD and LOE to cure or verification of updated amounts.		07/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815506	xxxxxx	30928129	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The loan does not have an escrow account set up. Page 4 of the Closing Disclosure has the box checked for "Will have an escrow account" and shows Escrow Non-Escrowed Property Costs Over Year 1 in the amount of $21,426.48 in this section of the CD. However, the "Will not have an escrow account" box should be checked and the escrow amount should be listed under the No Escrow Estimated Property Costs Over Year 1.		Reviewer Comment (2024-07-17): SitusaMC Received PCCD and LOE Reviewer Comment (2024-07-11): SitusAMC received xxxxxx Corrected CD. Missing copy of LOE which accompanied PCCD to finalize cure. Reviewer Comment (2024-07-09): SitusAMC received Post CD. Post CD indicating non-escrowed closing costs of $21,426.48. Loan file indicates Costs of $1,748.85. These itemized costs of ($1481.85/monthly tax/$267/monthly ins) totaling $20,986.2. Please provide PCCD and LOE to cure or verification of updated amounts.		07/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815506	xxxxxx	30928139	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure does not indicate the reason for not having an escrow account.		Reviewer Comment (2024-07-17): SitusaMC Received PCCD and LOE Reviewer Comment (2024-07-09): SitusAMC received Post CD. Missing LOE to borrower.		07/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815506	xxxxxx	30928140	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The loan does not have an escrow account set up. Page 4 of the Closing Disclosure has the box checked for "Will have an escrow account" and shows Escrow Non-Escrowed Property Costs Over Year 1 in the amount of $21,426.48 in this section of the CD. However, the "Will not have an escrow account" box should be checked and the escrow amount should be listed under the No Escrow Estimated Property Costs Over Year 1.		Reviewer Comment (2024-07-17): SitusaMC Received PCCD and LOE Reviewer Comment (2024-07-09): SitusAMC received Post CD. Missing LOE to borrower.		07/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815506	xxxxxx	30928152	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The List of Homeownership Counseling Organizations was provided to the borrower on xxxxxx , which is not within 3 business days of the application.		Reviewer Comment (2024-06-25): Client elects to waive			06/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815506	xxxxxx	30934531	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx Loan Officer, xxxxxx		Reviewer Comment (2024-07-09): Received updated Fraud Report. Exception cleared.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815506	xxxxxx	30934747	xxxxxx	06/25/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The policy reflects total coverage of $xxxxxx. The loan amount is xxxxxx The appraisal report reflects the estimated cost new as xxxxxx. The file contains a replacement cost estimator; however, the estimator reflects the cost data is as of xxxxxx 21, which is not more than 3 years old. The policy has a shortfall of $xxxxxx		Reviewer Comment (2024-07-17): Received RCE. Exception cleared. Reviewer Comment (2024-06-26): Received same RCE which was already available in file. Exception remains.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815506	xxxxxx	30934944	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		The title reflects the property is currently held in a trust. A copy of the deed transferring the property from the trust to the individuals is required along with a copy of the Trust for ownership.		Reviewer Comment (2024-07-02): Received Deed document. Exception Cleared.	07/02/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815048	xxxxxx	30836604	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-07-03): Final signed SS provided	07/03/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815037	xxxxxx	30925309	xxxxxx	06/25/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-02): FTP provided	07/02/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815037	xxxxxx	30925322	xxxxxx	06/25/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-07-02): FTP provided	07/02/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815037	xxxxxx	30925552	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim xxxxxx)	The interim Loan Estimate dated xxxxxx was provided on the same day as the initial Closing Disclosure dated xxxxxx .	Reviewer Comment (2024-07-17): Client elects to waive

Reviewer Comment (2024-07-11): Lender provided documentation/evidence to support that the initial CD was created and issued on xxxxxx and that the xxxxxx issue date was a printing error and not a true timing violation, exception regraded to a non-material EV2-B.

Reviewer Comment (2024-07-10): SitusAMC is reviewing to determine appropriate action as 130(c) cures are generally not relied upon in diligence reviews.

Reviewer Comment (2024-07-02): SitusAMC received Electronic Evidence Summary.  However, in file, the CD reflects an issue date of xxxxxx.  The Electronic Evidence Summary does not reflect what disclosure was created on xxxxxx. If there was a glitch in LOS system we would require notification/email from Doc Vendor notifying them of issue, evidence of the actual issue date of the CD (evidence summary not acceptable that was submitted as does not reflect type of disclosure), and LOE of what controls the lender has in place to prevent such errors from occurring.

Reviewer Comment (2024-06-28): 1026.19(e)(4)(ii) requires:
“(ii) Relationship between revised Loan Estimates and Closing Disclosures. The creditor shall not provide a revised version of the disclosures required under paragraph (e)(1) of this section on or after the date on which the creditor provides the disclosures required under paragraph (f)(1) of this section. The consumer must receive any revised version of the disclosures required under paragraph (e)(1) of this section not later than four business days prior to consummation. If the revised version of the disclosures required under paragraph (e)(1) of this section is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.”

Commentary to 19(e)(4)(ii)-1 further clarifies:
“Revised Loan Estimate may not be delivered at the same time as the Closing Disclosure. Section 1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under § 1026.19(e)(1) on or after the date on which the creditor provides the disclosures required under § 1026.19(f)(1). Section 1026.19(e)(4)(ii) also requires that the consumer must receive any revised version of the disclosures required under § 1026.19(e)(1) no later than four business days prior to consummation, and provides that if the revised version of the disclosures are not provided to the consumer in person, the consumer is considered to have received the revised version of the disclosures three business days after the creditor delivers or places in the mail the revised version of the disclosures.

Reviewer Comment (2024-06-26): This is not a guideline, but a regulation. Please review 12 CFR 1026.19(e)(4)(ii)
																	07/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815037	xxxxxx	30925787	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx		Reviewer Comment (2024-06-28): Received updated fraud report. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813738	xxxxxx	30836491	xxxxxx	06/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Required documents via an institutional Verification of Rent or Verification of Mortgage (VOR/VOM) or lender generated payment history showing paid dates and due dates. 5 months of housing history for subject property which is not reporting on credit report.		Reviewer Comment (2024-06-28): Received VOM with no past due. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813738	xxxxxx	30926527	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a PPP rider to the DOT, however the DOT does not reflect the PPP rider. Provide the corrected and executed DOT adding the rider, LOE to borrower, evidence of delivery to borrower, and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813738	xxxxxx	30926534	xxxxxx	06/25/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrowers living rent free is generally a red flag and may be considered on a case-by-case basis with compelling evidence of continued occupancy. Lender exception in file. Investor to approve.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-29): Client elects to waive with verified compensation factors			06/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813758	xxxxxx	30889853	xxxxxx	06/25/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-27): Final Title Policy received. Exception cleared.	06/27/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813758	xxxxxx	30889855	xxxxxx	06/25/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-27): Final Title Policy received. Exception cleared.	06/27/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813758	xxxxxx	30889861	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-08): Borrowing cert provided Reviewer Comment (2024-07-03): Per the articles there are 2 owners of the business and the loan has been applied by only 1 owner. Therefore Operating Agreement is required as Borrowing Certificate is not acceptable. Exception remains.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813894	xxxxxx	30925871	xxxxxx	06/25/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-25): Client elects to waive			06/25/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813894	xxxxxx	30927400	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		The lender used the tax rate of 0.01373118, which is higher than the standard 1.25% for xxxxxx purchase transactions. The file is missing evidence of the tax rate.		Reviewer Comment (2024-06-27): Tax rate provided via tax cert	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813894	xxxxxx	30935001	xxxxxx	06/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Vested funds tax-favored retirement savings accounts (401(k) accounts) are acceptable sources of funds for the down payment, closing costs, and reserves. 100% of the account value may be considered upon a verification of the ownership of the account and a confirmation that the account is vested and allows withdrawals regardless of current employment status. Provide the withdrawal terms.		Reviewer Comment (2024-06-27): Condition was valid at time of review. Post review- Excluded funds from closing funds and used only for reserves. Loan still has sufficient funds for closing. Per guidelines liquidation is not required if only using for reserves.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814951	xxxxxx	30891770	xxxxxx	06/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not captured for settlement agent.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-27): Client elects to waive with verified compensation factors			06/27/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814910	xxxxxx	30828746	xxxxxx	06/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested an exception for Cash out seasoning less than 6 months. With Compensating factors - Residual Income above $3,500, Additional 3 months reserves. Evidence of exception approval is not provided.	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-06-05): Client elects to waive with compensating factors			06/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814910	xxxxxx	30828747	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence of receipt for Appraisal report dated xxxxxx		Reviewer Comment (2024-07-09): The client elects to waive. Reviewer Comment (2024-06-11): Appraisal report sent to borrower on xxxxxx , which is not fulfilling criteria of 3 Business days prior to closing and No waiver in file. Exception remains.			07/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814910	xxxxxx	30828748	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.45030% or Final Disclosure APR of 10.56100% is equal to or greater than the threshold of APOR 7.22% + 1.5%, or 8.72000%. Non-Compliant Higher Priced Mortgage Loan.	File is missing evidence of receipt for Appraisal report dated xxxxxx		Reviewer Comment (2024-06-11): Received Appraisal notice. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814910	xxxxxx	30828749	xxxxxx	06/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	File is missing evidence of receipt for Appraisal report dated xxxxxx		Reviewer Comment (2024-06-11): Received Appraisal notice. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814910	xxxxxx	30828752	xxxxxx	06/06/2024	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		File is missing Preliminary Appraisal report dated xxxxxx .		Reviewer Comment (2024-06-11): Received Preliminary Appraisal report. Exception cleared.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814910	xxxxxx	30828755	xxxxxx	06/11/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-07-09): The client elects to waive.			07/09/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814917	xxxxxx	30941711	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-26): Client elects to waive			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	812749	xxxxxx	30923527	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrowers living rent free is generally a red flag and may be considered on a case-by-case basis with compelling evidence of continued occupancy. Lender exception in file. Investor to approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812749	xxxxxx	30927650	xxxxxx	06/27/2024	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		Investor Exception for program allows 0x60x12 on mortgages and Borrower has a 1x60x12 Reporting.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reviewer Comment (2024-06-24): Client elects to waive with verified compensation factors			06/24/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812749	xxxxxx	30927673	xxxxxx	06/27/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. The LOE in file reflects the borrower lives at the property on xxxxxx		Reviewer Comment (2024-06-28): Received corrected 1003. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815714	xxxxxx	30940400	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-03): FTP provided	07/03/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815714	xxxxxx	30940445	xxxxxx	06/27/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-06-28): Received E-Sign Consent Agreement. Exception cleared.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815714	xxxxxx	30959739	xxxxxx	06/27/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.		The loan was approved as a primary residence; however, the appraisal report reflects the property is tenant occupied.		Reviewer Comment (2024-07-09): Updated appraisal provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815714	xxxxxx	30966717	xxxxxx	06/27/2024	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Agencies Disclosure Not in File	xxxxxx - No evidence of required counseling disclosure language per xxxxxx			Reviewer Comment (2024-06-26): Client elects to waive			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815714	xxxxxx	30968967	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Item 25 reflects a blanket mortgage, deferred consideration, repurchase options, etc.		Reviewer Comment (2024-07-03): Clear FTP provided.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815714	xxxxxx	31041420	xxxxxx	07/03/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Final Title Policy provided post-review. The PUD endorsement is not checked.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.

Reviewer Comment (2024-07-22): The property type is a PUD vs a condo. Therefore a condo endorsement should not be included. Provide the corrected and updated FTP

Reviewer Comment (2024-07-18): Per the previous comments, why is a condo endorsement 4.1-06 included if property is not a Condo. It is a PUD. The 4.1-06 reflects condo endorsement if the land or estate or interest is referred to in the insured mortgage as a xxxxxx -which it is not.

Reviewer Comment (2024-07-12): The endorsements provided via the email are not the ones needed for the policy. The email notes 4.1.06 is included which is a Condo endorsement when property is not a condo and 9.06 for restrictions, encroachments, minerals which is also not checked on the FTP. Endorsement 5.1.06 is the PUD endorsement. Provide the updated title policy to check all endorsements included in the policy, which must include the PUD endorsement.
																	07/22/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814826	xxxxxx	30940404	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Statement reflects the hazard insurance as $909.96 or $75.83 per month; however, an updated policy was provided that verifies the policy amount is $991 or $82.58 per month. The Initial Escrow Account Statement was not updated with most recent insurance premium.		Reviewer Comment (2024-06-26): Client elects to waive			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814826	xxxxxx	30967245	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-26): Client elects to waive			06/26/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	30944184	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-28): Appraisal acknowledgment received	06/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	30944185	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25055% or Final Disclosure APR of 9.30300% is equal to or greater than the threshold of APOR 7.55% + 1.5%, or 9.05000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2024-06-28): Appraisal acknowledgment received	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	30944186	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2024-06-28): Appraisal acknowledgment received	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	30947561	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: signor for the seller, xxxxxx.		Reviewer Comment (2024-07-02): Received OFAC search run for the seller. Exception cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	30969124	xxxxxx	06/27/2024	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt	Provide evidence of receipt of the $40,000 gift funds from xxxxxx. $40,000 gift receipt from xxxxxx only in file.	Reviewer Comment (2024-07-03): Per seller, removed additional gift funds which were not received. See new condition.

Reviewer Comment (2024-07-02): An additional $40,000 gift letter from xxxxxx in which receipt of gift funds were not received. Receipt of these gift funds are needed as funds are needed for closing. Exception remains.

Reviewer Comment (2024-06-28): Please review the original condition and the gift letters in file. There is a $40,000 gift letter from xxxxxx in which receipt of gift funds were received and an additional $40,000 gift letter form xxxxxx in which receipt of gift funds were not received. Receipt of these gift funds are needed as funds are needed for closing.
															07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815721	xxxxxx	31041589	xxxxxx	07/03/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $307,750.06 is less than Cash From Borrower $319,932.33.	Reviewer Comment (2024-07-09): Received Wire confirmation, reflecting funds transferred from the account. Exception cleared.

Reviewer Comment (2024-07-05): The bank statement #xxxxxx reflects the wire transfer in amount of $15,300. Closing Statement also reflects the same amount. Provide the evidence if the funds was used for the subject transaction. Exception remains.

Reviewer Comment (2024-07-03): The borrower is short funds to close. Per seller, removed additional $40K in gift funds as not received and per the final closing statement. Added back in POCB for appraisal to closing funds. The closing statement reflects and additional $15,300 deposit made by the borrower which was not documented in file. Further, the PC-CD does not match the final closing statement. The PC-CD does not reflect the additional deposit of $15,300 nor the $160,000 in gift funds.
															07/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814786	xxxxxx	30943366	xxxxxx	06/27/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $34,234.00 is less than Cash From Borrower $37,045.27.	Reviewer Comment (2024-07-12): Final stamped settlement statement provided matching reduction in cash to close on PC-CD. Borrower has sufficient funds to close.

Reviewer Comment (2024-07-10): The only document uploaded was the PC-CD again. Please provide the final signed stamped settlement statement.

Reviewer Comment (2024-07-09): The Final CD matching the initial LE cash to close has not bearing on this condition. This condition is stating the borrower does not have sufficient assets verified for cash to close. Please review the previous comments. The same Final CD and PC-CD was provided that was in file at time of review. The PC-CD reflects a reduction in cash to close. Provide the final signed/stamped certified settlement statement to support.

Reviewer Comment (2024-07-08): The same Final CD was provided that was in file at time of review. Please review comments from xxxxxx The same PC-CD was provided that was in file at time of review which reflects a reduction in cash to close. Provide the final signed/stamped certified settlement statement to support.

Reviewer Comment (2024-07-03): The same PC-CD was provided that was in file at time of review which reflects a reduction in cash to close. Provide the final signed/stamped certified settlement statement to support.
															07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	814786	xxxxxx	30948258	xxxxxx	06/27/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a 12-month mortgage history. The file contains a note that is dated xxxxxx that verifies the borrower is not responsible for the current mortgage payment on the primary residence; however, this does not cover the full 12-month history. The previous mortgage is not documented in the file. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815698	xxxxxx	30942815	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on xxxxxx disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final xxxxxx)	The seller(s) Closing Disclosure reflects a fee for PAD of $200 that is not allocated to a specific cost or service.		Reviewer Comment (2024-07-01): SitusAMC received Final Seller Settlement Statement confirming no PAD fee	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815692	xxxxxx	30942407	xxxxxx	06/27/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-03): Received E-sign Consent Agreement. Exception cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	30969573	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The CDA Fee increased from $0.00 on the initial Loan Estimate to $165.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2024-07-09): SitusAMC received UCDP for LCA>3.

Reviewer Comment (2024-07-03): SitusAMC received rebuttal, however there is no UCDP available in file with CU score of 3. Please provide the supporting document to re-evaluate the exception.

Reviewer Comment (2024-07-02): SitusAMC received rebuttal comment with updated COC dated xxxxxx indicates "CDA required due to UCDP score >2.5". However, provided Appraisal and SSR (UCDP) report in the loan file completed on xxxxxx xxxxxx and CU score reflects as 1, which is less than 2.5, also the fee was added on xxxxxx . This is outside of the required three-day timeline for notification of borrower. If there was an additional reason the fee was added we will need the additional information with supporting documentation of timeline for review. Otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.
															07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815692	xxxxxx	30977947	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx Settlement Agent, xxxxxx		Reviewer Comment (2024-07-01): Updated fraud report with OFAC provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	30978840	xxxxxx	06/27/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The preparer letter in file only reflects a license number and no title. Per guidelines, the P&L's must be prepared by a CPA, CTEC or EA. Provide evidence the preparer is one of the 3 titles.		Reviewer Comment (2024-07-01): Received CTEC of the preparer. Exception cleared. Reviewer Comment (2024-06-28): The document received are the blank pages. Provide the document requested on the original condition. Exception remains.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	30978905	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal report reflects city of xxxxxx		Reviewer Comment (2024-07-01): Updated appraisal report provided	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	30978907	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA report reflects city of xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	31014289	xxxxxx	07/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.55088% or Final Disclosure APR of 9.62200% is equal to or greater than the threshold of APOR 7.63% + 1.5%, or 9.13000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the 6.28.2024 updated appraisal was delivered to the borrower (received post-review)		Reviewer Comment (2024-07-03): Acknowledgment of receipt of appraisal report provided.	07/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	31014290	xxxxxx	07/01/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx	Provide evidence the 6.28.2024 updated appraisal was delivered to the borrower (received post-review)		Reviewer Comment (2024-07-03): Acknowledgment of receipt of appraisal report provided.	07/03/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815692	xxxxxx	31041136	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2024-07-03): Client elects to waive			07/03/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815194	xxxxxx	30925864	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-22): Ofac Search received.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815194	xxxxxx	30926071	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-22): Received COGS.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815194	xxxxxx	30927289	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Provide Business Purpose Certificate signed by xxxxxx		Reviewer Comment (2024-07-23): Received Business Purpose Certificate. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815194	xxxxxx	30927330	xxxxxx	06/27/2024	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Two appraisals were provided. The earlier dated appraisal reflects xxxxxx (effective date xxxxxx) and the later dated appraisal (effective date xxxxxx) reflects xxxxxx. If the the property is xxxxxx, the second appraisal with an effective date of xxxxxx will need to be updated. Otherwise, an investor exception for xxxxxx property not allowed will be required.		Reviewer Comment (2024-08-06): Updated appraisal provided reflecting xxxxxx.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815624	xxxxxx	30929147	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815624	xxxxxx	30947051	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title and taxes due.		Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815624	xxxxxx	30978667	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: The address is reversed on the appraisal and CDA reports. Unit xxxxxx should be after the main address.		Reviewer Comment (2024-07-10): Updated appraisal provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815626	xxxxxx	30928044	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-10): OA provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815626	xxxxxx	30928045	xxxxxx	06/27/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815626	xxxxxx	30938082	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on the title and unpaid taxes due.		Reviewer Comment (2024-07-16): The final title policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815626	xxxxxx	30943700	xxxxxx	06/27/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: The address is reversed on the appraisal and CDA reports. Unit xxxxxx should be after the main address.		Reviewer Comment (2024-07-10): Updated appraisal provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814937	xxxxxx	30940113	xxxxxx	06/27/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The VOR is from a non-institutional/private landlord. Bank statements reflect payments made on 5/3 and xxxxxx Provide an additional 4 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-15): The document requested not received. Provide the documents as requested on comment dated xxxxxx . Exception remains.

Reviewer Comment (2024-07-10): The UW LOE is not acceptable. The lease does not reflect this property is managed by a management company, the lease owner signature matches the VOR signature for the person who completed the VOR and there is no management company agreement either. 6 months payment history is required. xxxxxx and xxxxxx in file on bank statements already.
																	07/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814937	xxxxxx	30940267	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-07-01): Received OFAC searches. Exception cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814937	xxxxxx	30940353	xxxxxx	06/27/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The asset/income documentation does not show the borrower(s) at an address different than the subject property.		Account xxxxxx dated xxxxxx reflects the subject property address. Provide a borrower LOE regarding this.		Reviewer Comment (2024-07-10): LOE provided regarding address on bank statement	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814081	xxxxxx	30934816	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-07-25): A PDI with no visible damages was provided. Reviewer Comment (2024-06-26): Client elects to waive. Appraisal update xxxxxx: No Damage	07/25/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814081	xxxxxx	30962444	xxxxxx	06/27/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed 1-4 Family rider to the DOT in file, however the DOT does not include the rider on page 2. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-07-19): The required documentation for correcting the mortgage was provided. Reviewer Comment (2024-07-18): Received recorded deed of correction. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814081	xxxxxx	31217668	xxxxxx	07/26/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A corrected PPP addendum to the Note was provided post-review. Provide the corrected and executed PPP rider to the DOT, LOE to borrower, evidence of delivery to the borrower and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-30): The client elects to waive.			07/30/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814155	xxxxxx	30944346	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-06-27): Client elects to waive			06/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814155	xxxxxx	30944347	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-06-27): Client elects to waive			06/27/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814155	xxxxxx	30981219	xxxxxx	06/27/2024	Credit	Asset	Asset Documentation	Asset	Asset Issue: Gift funds are missing evidence of receipt		Provide evidence of receipt of the $16,000 gift funds.		Reviewer Comment (2024-06-28): Per seller, removing $16K gift as not received.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978569	xxxxxx	06/27/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Seller's Real Estate Broker, xxxxxx; Authorized Signor for the selling business entity; xxxxxx.		Reviewer Comment (2024-07-10): Received OFAC search for Seller's Real Estate Broker, xxxxxx; Authorized Signor for the selling business entity; xxxxxx. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978744	xxxxxx	06/27/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 47.08474% exceeds Guideline total debt ratio of 45.00000%.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The calculated DTI is 47.085%. The file does contain an investor exception; however, the exception is for a DTI of 46.14%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978753	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file does not contain any documentation to verify the borrower received the most recent appraisal report dated xxxxxx .		Reviewer Comment (2024-07-02): Client elects to waive			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978758	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The calculated DTI is 47.085%. The file does contain an investor exception; however, the exception is for a DTI of 46.14%.		Reviewer Comment (2024-07-02): Loan has been designated as Non-QM so this exception is no longer valid	07/02/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978763	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The calculated DTI is 47.085%. The file does contain an investor exception; however, the exception is for a DTI of 46.14%.		Reviewer Comment (2024-07-02): Loan has been designated as Non-QM so this exception is no longer valid	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813606	xxxxxx	30978767	xxxxxx	06/27/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.08474% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The calculated DTI is 47.085%. The file does contain an investor exception; however, the exception is for a DTI of 46.14%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815723	xxxxxx	30940247	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provided HOI policy reflects effective date and expiration date as xxxxxx . Provide corrected HOI policy with correct expiration date.		Reviewer Comment (2024-07-02): Received corrected HOI policy. Exception cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815723	xxxxxx	30940573	xxxxxx	06/28/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The report reflects a unit number; however, the note does not reflect a unit number.		Reviewer Comment (2024-07-05): Updated appraisal provided	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815723	xxxxxx	30940575	xxxxxx	06/28/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The report reflects a unit number; however, the note does not reflect a unit number.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815723	xxxxxx	30981999	xxxxxx	06/28/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There is a processor cert in file that reflects the property doesn't have a xxxxxx, however the appraisal reflect the property is part of a xxxxxx on page 1. Further, on the Final CD, the borrower was charged for an HOA Cert. The appraisal does not reflect any HOA dues and the HOA cert was not provided.	Reviewer Comment (2024-07-05): Updated appraisal provided removing part of an HOA

Reviewer Comment (2024-07-02): Received PC-CD and Final Closing Statement removing HOA cert fee that was not charged. The other part of the question was not addressed by the seller. Processor cert reflects not part of an HOA, however the appraisal reflects it is part of an HOA on page 1, bottom portion.

Reviewer Comment (2024-07-01): Please review the original condition. If the property is not part of an HOA then why the borrower charged a fee for an HOA cert (which was not provided in file) and why does the appraisal state part of an HOA? This does not match any information in the processor cert.
															07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	813836	xxxxxx	30941805	xxxxxx	06/28/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	The guidelines require a maximum LTV of 65% when the loan amount is less than $150,000. The loan closed with an LTV of 70%. Investor exception in file, however comp factors are incorrect. FICO is not 30+ points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-01): No new documents received. Please try uploading again.			07/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813836	xxxxxx	30941806	xxxxxx	06/28/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $100,000.00.	The guidelines require a minimum loan amount of $100,000. The loan closed with a loan amount of xxxxxx. Investor exception in file, however comp factors are incorrect. FICO is not 30+ points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-01): No new documents received. Please try uploading again.			07/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813836	xxxxxx	30979055	xxxxxx	06/28/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require 12 month seasoning on a cash out refinance in order to use the current appraised value. The property has been owned for 8 months; therefore, the original purchase price should have been used to qualify the loan. The lender used the current appraised value. Investor exception in file, however comp factors are incorrect. FICO is not 30+ points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-01): No new documents received. Please try uploading again.			07/01/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813836	xxxxxx	30979248	xxxxxx	06/28/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The guidelines do not allow cash-out transactions on a first time investor. The loan closed as a cash-out refinance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-19): Client elects to waive with verified compensation factors			07/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814909	xxxxxx	30942915	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-01): Received Approval. Exception Cleared.	07/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814909	xxxxxx	30943016	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-10): Received ACH information. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814909	xxxxxx	30943196	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, Tracy; Seller's Agent, xxxxxx; Buyer;s Agent, xxxxxx; Appraiser, xxxxxx. OFAC searches not run on Settlement Agent, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-07-05): Received OFAC Search run on Settlement Agent, xxxxxx; Appraiser, xxxxxx. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814909	xxxxxx	30970618	xxxxxx	06/28/2024	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Provide third-party document with an address that matches the primary residence on the application e.g., lease agreement, utility bill, financial statement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-11): Provided document is not acceptable. Provide lease agreement, utility bill, financial statement with an address that matches the primary residence on the application. Exception remains.			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813078	xxxxxx	30936373	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2024-06-28): Appraisal update provided dated xxxxxx: No Damage			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813078	xxxxxx	30936921	xxxxxx	06/28/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects as Owner occupied.		Reviewer Comment (2024-07-03): Updated appraisal provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813078	xxxxxx	30983267	xxxxxx	06/28/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The hazard policy does not show the lender as the mortgagee.		Reviewer Comment (2024-07-03): Updated dec page provided. For policy in file with effective date of xxxxxx as specified on the document.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815272	xxxxxx	30989980	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-03): Articles provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815272	xxxxxx	30990903	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the full Operating Agreement. Only the amendment was provided.		Reviewer Comment (2024-07-03): Full Ops Agreement provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815705	xxxxxx	30972142	xxxxxx	07/01/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.			Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815705	xxxxxx	30972146	xxxxxx	07/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The Collateral Inspection Fee was not disclosed on the initial Loan Estimate and was charged $165 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-11): SitusAMC received detailed of Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2024-07-04): SitusAMC received COC dated xxxxxx . but the information provided is not sufficient as to what change circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in requirement of CDA fee. Please provide additional information.		07/11/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815452	xxxxxx	30982796	xxxxxx	07/01/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Verus overlays require all large deposits to be documented. The bank statemen shows a large deposit of $49,800 on xxxxxx , that is needed for closing and reserves that was not documented in the file.		Reviewer Comment (2024-07-17): Received Gift Letter for source of funds. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815452	xxxxxx	30982856	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Seller, xxxxxx. The seller has 2 different last names listed in the file and the fraud report was only ran on one of them.		Reviewer Comment (2024-07-03): Received OFAC Search run on the Seller. Exception cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814763	xxxxxx	30944901	xxxxxx	07/01/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30944911	xxxxxx	07/01/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.18 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	The guidelines require a minimum DSCR ratio of 1.25% for loans with a loan amount less than $150,000. The loan closed with a loan amount of xxxxxx. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30944912	xxxxxx	07/01/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 669 is less than Guideline representative FICO score of 680.	The guarantor is a First Time Investor which requires a score of 680. The loan closed with a score of 669. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-06-28): Client elects to waive with verified compensation factors			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30990630	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	The guidelines require all parties to be included in the fraud report performed by an automated fraud and data check vendor solution and OFAC. All parties were not run through the fraud and date vendor solutions.	Reviewer Comment (2024-07-25): Received OFAC Search run. Exception Cleared.

Reviewer Comment (2024-07-24): OFAC Search not run on Settlement agent - xxxxxx, Loan Officer - xxxxxx, Appraiser - xxxxxx. Exception remains.

Reviewer Comment (2024-07-22): No new documents received. Please try uploading again.

Reviewer Comment (2024-07-17): The same documents were provided that were in file at time of review. Please review the comments dated xxxxxx and provide the document. Exception remains.

Reviewer Comment (2024-07-15): Provided OFAC for Seller's Broker, xxxxxx. However OFAC is required for all individual i.e (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents). Exception remains.
															07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30990649	xxxxxx	07/01/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-15): An updated flood cert was provided.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30990675	xxxxxx	07/01/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal report reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-15): An updated appraisal was provided.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814763	xxxxxx	30990679	xxxxxx	07/01/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA report reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-17): Updated CDA provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30942949	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-02): Approval received. Exception Cleared.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30992313	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in an LLC, however the signature on the DOT +Riders only reflect the Guarantor name. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-17): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-16): Received the re-executed DOT +Riders with correct signature lines. However, the re-executed PPP rider to the DOT still reflects 0% as the term. Pending receipt of corrected and executed PPP rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.			07/17/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30992353	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an LLC, however the signature on the Note + addendums only reflect the Guarantor name. Provide the corrected and executed Note + addendums, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30994917	xxxxxx	07/01/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The appraisal with an effective date of xxxxxx and used for qualifying does not have the PUD box checked and property is in a PUD.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.

Reviewer Comment (2024-07-16): The same second appraisal was provided that was in file at time of review. Please review the original condition. The appraisal with an effective date of xxxxxx which was used for qualifying does not have the PUD box checked and property is in a PUD. Exception remains.

Reviewer Comment (2024-07-03): The same second appraisal was provided that was in file at time of review. Please review the original condition. The appraisal with an effective date of xxxxxx and used for qualifying does not have the PUD box checked and property is in a PUD.
																	07/22/2024	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30995065	xxxxxx	07/01/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HOI reflects a different mortgagee		Reviewer Comment (2024-07-03): Updated HOI provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	30995082	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The PPP addendums to the Note and DOT reflect a term of 0%. The CD does not reflect a PPP. If there isn't a PPP, provide the LOE to borrower, corrected DOT removing the PPP rider, evidence of delivery to the borrower and lender's letter of intent to re-record. If there is a PPP, provide the corrected and executed PPP addendum to the Note and PPP Rider to the DOT, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Reviewer Comment (2024-07-22): The LOE and PCCD were provided.

Reviewer Comment (2024-07-22): LOE & PCCD were found. Need the corrected and executed PPP Rider to the DOT, evidence of delivery to the borrower, and lender's letter of intent to re-record.

Reviewer Comment (2024-07-19): Only PCCD was found. Need the corrected and executed PPP Rider to the DOT, LOE to the borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.

Reviewer Comment (2024-07-03): Per client, loan closed with a PPP. There is an additional PPP addendum to the Note in file with a 3 year, 6 months interest at 20% prepaid term in file which client confirmed is correct. Updated file to include PPP. Pending receipt of corrected and executed PPP Rider to the DOT, corrected PC-CD, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.
															07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814846	xxxxxx	31182340	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require the use of lower value when two appraisals are used. The Lender used the higher of the two values. Using either value the loan meets the max LTV requirements of 75%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30944533	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-10): Articles provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30944534	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-10): Ops Agreement provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30991946	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-07-10): Ops Agreement provided. Allowed per guidelines	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30992130	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Must be signed at closing.		Reviewer Comment (2024-07-17): Received updated guarantor agreement. Exception cleared. Reviewer Comment (2024-07-10): The Guarantor Agreement is not for the subject property as it reflects a loan amount of xxxxxx.	07/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30992169	xxxxxx	07/01/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-07-11): Subject to appraisal due to xxxxxx and xxxxxx replacements. Per invoice provided dated 6.1.2024, borrower had xxxxxx and xxxxxx and fully replaced. Invoice in file which reflects xxxxxx 30 year, new xxxxxx, and xxxxxx. Pictures also provided.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30995380	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-10): EIN provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	813473	xxxxxx	30995383	xxxxxx	07/01/2024	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx	Spousal consent required on Entity loans in community property states.		Reviewer Comment (2024-07-10): Spousal consent provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	814202	xxxxxx	30972697	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2024-07-01): Client elects to waive with verified compensation factors			07/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814202	xxxxxx	30972890	xxxxxx	07/01/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,379.00 exceeds tolerance of $960.00 plus 10% or $1,056.00. Insufficient or no cure was provided to the borrower. xxxxxx	The Title Fees increased from $715.00 to $1,050.00 without a valid change of circumstance resulting in the ten percent tolerance violation.	Reviewer Comment (2024-07-16): SitusAMC received PCCD, LOE, copy of refund check & proof of mailing.

Reviewer Comment (2024-07-15): SitusAMC received LOX for rebuttal response and updated CD dated xxxxxx and supporting Final Settlement statement provided in the loan file for the Lender credit of $315. However, Missing of LOE to borrower that accompanied the xxxxxx  PCCD to finalize.

Reviewer Comment (2024-07-11): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check of $8. However, PCCD dated xxxxxx was provided in the trailing images was also provided in the original loan package and refund cure reflects $315 instead of $323. Also, refund check of $315 not located in the file. Provide updated PCCD with refund cure of $323 with refund check of $315 to complete remediation.

Reviewer Comment (2024-07-05): SitusAMC received PCCD dated xxxxxx with cure of $315, however total cure required is $323. Please provide additional cure of $8 with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/16/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814301	xxxxxx	30969164	xxxxxx	07/01/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) New York Subprime Loan (Escrow Not Established)	New York Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814301	xxxxxx	30969166	xxxxxx	07/01/2024	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 10.94190% or Final Disclosure APR of 10.94200% is in excess of allowable threshold of Prime Mortgage Market Rate 7.02000 + 3.75%, or 10.77000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814301	xxxxxx	30993293	xxxxxx	07/01/2024	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2024-06-28): Client elects to waive			06/28/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814301	xxxxxx	30993585	xxxxxx	07/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud and OFAC was not run on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-03): Received OFAC for Settlement Agent. Exception cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814301	xxxxxx	30993805	xxxxxx	07/01/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Occupancy Statement does not have a property occupancy selected. This must be updated by the borrower.		Reviewer Comment (2024-07-03): Updated occupancy cert provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814301	xxxxxx	30993816	xxxxxx	07/01/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close HO6 policy does not have the correct mortgagee. There is a corrected post-close policy in file, however post-close policy is not acceptable.		Reviewer Comment (2024-07-02): A pre-close HO6 policy with the correct mortgagee was provided.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815346	xxxxxx	30969923	xxxxxx	07/02/2024	Compliance	Compliance	County Compliance	State Defect	(County High Cost) Cook County Threshold Loan (Points and Fees)	Cook County Predatory Lending Ordinance: Points and Fees on subject loan of 6.27150% is in excess of the allowable maximum of 5.00000% of the County Total Loan Amount. Points and Fees total xxxxxx on a County Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 1.27150%). Compliant High Cost Loan.			Reviewer Comment (2024-07-01): Client elects to waive			07/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815346	xxxxxx	30969924	xxxxxx	07/02/2024	Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	xxxxxx - Certificate of Compliance or Exemption not attached to mortgage for recording.			Reviewer Comment (2024-07-05): Cert of Compliance provided	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815346	xxxxxx	31015955	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title commitment reflects the property address as xxxxxx; however, the note reflects xxxxxx	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815346	xxxxxx	31016072	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: real estate broker for borrower, xxxxxx.		Reviewer Comment (2024-07-05): Received updated Fraud Report. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815346	xxxxxx	31019034	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-07-01): Client elects to waive			07/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	30978684	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-07-12): A Gap Report was provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	30978693	xxxxxx	07/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-12): A title supplement with the correct coverage amount was provided.	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	30978709	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-01): Client elects to waive			07/01/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	30978849	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $192.00 plus 10% or $211.20. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-06-27): Sufficient Cure Provided At Closing		06/27/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813025	xxxxxx	31015061	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		The title is currently vested in a trust; however, the subject loan closed as individuals. The file is missing the deed to transfer the property from the trust to the individuals.		Reviewer Comment (2024-07-12): The Grant Deed was provided.	07/12/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31015146	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file contains a 1008; however, the 1008 does not provide the underwriter's name.		Reviewer Comment (2024-07-05): Received Approval. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31015676	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx.		Reviewer Comment (2024-07-10): Received Updated Ofac List. Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31016282	xxxxxx	07/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.81313% exceeds Guideline total debt ratio of 50.00000%.	The verified income is lower than the lender's income. The lender included a deduction of other deductions from the business return line 20, which are not allowable add backs. The verified DTI is 53.81%, which exceeds the guideline maximum of 50%. Please note: the P&L in the file shows a decline in income.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-12): The client elects to waive. Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/12/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31016290	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Reviewer Comment (2024-07-16): Page 98 of the xxxxxx 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. YTD P&L and 2 months business bank statements provided.

Reviewer Comment (2024-07-12): The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.

Reviewer Comment (2024-07-10): The same documents were provided that were in file at time of review. The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.
															07/16/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	813025	xxxxxx	31016291	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - xxxxxx Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current xxxxxx status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (xxxxxx)	Reviewer Comment (2024-07-16): Page 98 of the xxxxxx 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. YTD P&L and 2 months business bank statements provided.

Reviewer Comment (2024-07-12): The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.

Reviewer Comment (2024-07-10): The same documents were provided that were in file at time of review. The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.
															07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31016292	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.	Reviewer Comment (2024-07-16): Page 98 of the Verus 2.2024 Guidelines, 2.7.5.3 Employment Status states, if the tax return exceeds 90 days of the note date, a YTD P&L dated within 90 days of the note date is required along with the most recent 2 months of bank statements. Page 97 of the guidelines under 2.7.5.2.2 Self Employment Income allowed for either a borrower prepared or third party prepared P&L. YTD P&L and 2 months business bank statements provided.

Reviewer Comment (2024-07-12): The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.

Reviewer Comment (2024-07-10): The same documents were provided that were in file at time of review. The business bank statement is not acceptable. Acceptable 3rd party evidence of SE dated prior to close must be obtained.
															07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31016293	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.81313% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The verified income is lower than the lender's income. The lender included a deduction of other deductions from the business return line 20, which are not allowable add backs. The verified DTI is 53.81%, which exceeds the guideline maximum of 50%. Please note: the P&L in the file shows a decline in income.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813025	xxxxxx	31024267	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Account xxxxxx is in the name of a trust as well as the title is currently vested in a Trust.		Reviewer Comment (2024-07-12): A Grant Deed was provided.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814935	xxxxxx	30978746	xxxxxx	07/02/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal reflets Owner Occupied.		Reviewer Comment (2024-07-08): Updated appraisal provided	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814935	xxxxxx	31015064	xxxxxx	07/02/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2024-07-08): Updated HOI provided	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814935	xxxxxx	31016743	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The LOE provided for C/O utilization reflects to pay down debt and replenish savings. C/O cannot be utilized for personal use/personal debt on DSCR transactions.		Reviewer Comment (2024-07-24): Updated LOE on C/O usage and lender attesation on signature provided. Reviewer Comment (2024-07-08): The signature on the document does not match the borrower's signature and appears copied over. Provide evidence this came from the borrower.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814935	xxxxxx	31068162	xxxxxx	07/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Updated appraisal provided post review reflecting Tenant Occupied. Provide the lease agreement.		Reviewer Comment (2024-07-24): Lease agreement provided	07/24/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814004	xxxxxx	30983121	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the1st lien note, which was not provided in the file.		Reviewer Comment (2024-07-09): Copy of Note provided	07/09/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	814004	xxxxxx	31025709	xxxxxx	07/02/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Award Letter / Continuance Letter	The guidelines require one of the following for social security income: award letter from the organization; or 2 years prior 1099-R. The file does not contain the award letter or 1099-Rs.		Reviewer Comment (2024-07-09): Award letter provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	814004	xxxxxx	31025712	xxxxxx	07/02/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-09): Clearance report provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	814004	xxxxxx	31033037	xxxxxx	07/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2024-07-10): SitusAMC received e-consent dated xxxxxx	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	812543	xxxxxx	30981491	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Appraiser, xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-17): Received ofac search. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812543	xxxxxx	30981599	xxxxxx	07/02/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		159 missing from 1st line of address.		Reviewer Comment (2024-07-17): Updated flood cert provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812543	xxxxxx	30981657	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The HUD in file is not signed/stamped certified.		Reviewer Comment (2024-07-17): Final signed CD provided	07/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812543	xxxxxx	31019024	xxxxxx	07/02/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx, Credit Report: Original // Public Record Type: Judgments / Balance: xxxxxx	Per guidelines, all judgments must be paid in full at or prior to closing. Judgments on background report dated: xxxxxx xxxxxx , xxxxxx xxxxxx & xxxxxx xxxxxx		Reviewer Comment (2024-07-03): Disposed case for xxxxxx documentation provided. xxxxxx & xxxxxx appear to be one in the same per documents provided xxxxxx+fees =xxxxxx. Paid in full documents provided.	07/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814295	xxxxxx	30981701	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx.		Reviewer Comment (2024-07-22): Received Fraud Report and OFAC search run on Settlement Agent. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815525	xxxxxx	31019182	xxxxxx	07/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Address reflects xxxxxx.		Reviewer Comment (2024-07-19): Updated CDA provided Reviewer Comment (2024-07-17): The updated appraisal was provided but the desk review with the correct address was not found. Reviewer Comment (2024-07-12): Per the Investor's request, the property address on the appraisal should match the Note's address exactly.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815525	xxxxxx	31019196	xxxxxx	07/02/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Address reflects xxxxxx.		Reviewer Comment (2024-07-17): An updated appraisal with the correct address was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815525	xxxxxx	31020452	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit/gap report reflects Regions Bank xxxxxx was modified. Provide the modification agreement.		Reviewer Comment (2024-07-19): Additional pages provided. Reviewer Comment (2024-07-17): 3 of the 5 pages were provided for the modification from xxxxxx. Provide the full modification document.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	30979115	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-07-03): Received CPL. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	30979122	xxxxxx	07/02/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-05): OFAC searches for all required participants were provided. Reviewer Comment (2024-07-05): OFAC Search run for Settlement Agent is missing. Exception remains.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	30979124	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-07-03): Received Wire Trade Ticket. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	30979126	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-07-03): Received Tax Certificate. Exception Cleared.	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	30979148	xxxxxx	07/02/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2024-07-09): Preclose HOI provided. See added condition. Reviewer Comment (2024-07-08): The policy that was in effect at time of closing is required and utilized to qualify.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	31024049	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Credit and Background Authorization		Reviewer Comment (2024-07-03): Authorization provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	31025053	xxxxxx	07/02/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Address reflects xxxxxx at the end of the address vs. xxxxxx		Reviewer Comment (2024-07-05): An updated flood cert was provided. Reviewer Comment (2024-07-03): The same flood cert was provided that was in file at time of review. Please review original condition. Flood Address reflects xxxxxx at the end of the address vs. xxxxxx	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	31025317	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided				Reviewer Comment (2024-07-05): Background Check received. Exception Cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	31025363	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final HUD only reflects xxxxxx Taxes were collected in escrow. Guidelines require property taxes to be collected in escrow.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-15): The client elects to waive. Reviewer Comment (2024-07-08): Lender would like to waive. Assigned to investor. Reviewer Comment (2024-07-08): The updated HUD-1 provided is not signed/stamped certified.			07/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815503	xxxxxx	31075998	xxxxxx	07/09/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The pre-close policy provided post-review is missing the ISAOA. A post-close policy was provided, however cannot be taken in lieu of. The pre-close policy must have all accurate information.		Reviewer Comment (2024-07-09): An updated HOI policy with the correct mortgagee was provided.	07/09/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	30984577	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Wire Trade Ticket document.		Reviewer Comment (2024-07-03): Wire ticket provided	07/03/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	30984609	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Missing Lease Agreement for Unit xxxxxx and ext for xxxxxx	Reviewer Comment (2024-07-24): Per xxxxxx guidelines, if lease has expired can be considered month to month if borrowers are current on rent. Rent ledger provided reflecting rents are current for all units. Ext not required. Lease agreement for xxxxxx provided already previously.

Reviewer Comment (2024-07-18): Lender would like to waive. Assigned to investor.

Reviewer Comment (2024-07-09): Proof of rents could not be located in the file. Provide 2 months rent receipt for units xxxxxx and xxxxxx.

Reviewer Comment (2024-07-03): Lease Agreement provided for xxxxxx, however it is expired. Provide the ext. Further, the lease for xxxxxx is also expired. Provide the extension.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	30984741	xxxxxx	07/02/2024	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		Investor Exception - The subject property secondary structure is in Partial Flood Zone as per flood Certificate and flood insurance was not obtained.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031053	xxxxxx	07/02/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2024-07-03): Authorization provided	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031339	xxxxxx	07/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $400,000.00.	Investor Exception for loan amount	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031544	xxxxxx	07/02/2024	Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		1x30x12 & 2x60x12 exceed the max lates allowed per Verus matrix of 0x30x12 for multi-family properties.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Client elects to waive with verified compensation factors			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031690	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Provide the Articles of Organization/Formation for Series E.		Reviewer Comment (2024-07-22): Received Articles of Organization/Formation for Series E. Exception cleared. Reviewer Comment (2024-07-03): The same document was provided that was in file at time of review. Please review original condition. Provide the Articles of Organization/Formation for Series E.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031691	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the Operating Agreement for Series E.		Reviewer Comment (2024-07-23): Ops Agreement provided Reviewer Comment (2024-07-03): The same document was provided that was in file at time of review. Please review original condition. Provide the Operating Agreement for Series E.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031705	xxxxxx	07/02/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided	Provide the EIN for Series E.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-25): Lender would like to waive

Reviewer Comment (2024-07-24): The Series E has all its own Entity documents (Articles, Ops Agreement, etc). If evidence cannot be provided that the Series E shares the EIN, then the investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-07-23): The EIN in file does not indicate it covers both the LLC and the Series. You will need to provide evidence the EIN encumbers the Series E as well.

Reviewer Comment (2024-07-03): Provide the Operating Agreement for Series E. Provide the EIN for Series E.
																	07/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31031731	xxxxxx	07/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	Per the Verus matrix, C/O cannot be utilized for reserves on multi-family properties.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-18): Lender would like to waive. Assigned to investor.			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813560	xxxxxx	31032014	xxxxxx	07/02/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-11): Received OFAC search run on Settlement Agent. Exception Cleared. Reviewer Comment (2024-07-10): The Final Master Statement reflects xxxxxx as the settlement agent. Provide OFAC search for xxxxxx. Exception remains. Reviewer Comment (2024-07-05): OFAC Search not run on Settlement Agent. Exception remains.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813055	xxxxxx	30943171	xxxxxx	06/04/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-13): Final Title Policy has been updated.	06/13/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	813055	xxxxxx	30943174	xxxxxx	06/04/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy amount not provided		Reviewer Comment (2024-06-14): Exception cleared - Received Final Title Policy	06/14/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815052	xxxxxx	30943176	xxxxxx	04/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Telephone Listing / Internet Search / Directory Assistance is missing for xxxxxx		Reviewer Comment (2024-05-01): Telephone Listing / Internet Search / Directory Assistance is Received for xxxxxx Exception cleared	05/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815052	xxxxxx	30943178	xxxxxx	04/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The non-borrowing spouse signed the note. Please provide an updated Note where the non-borrowing spouse did not sign.		Reviewer Comment (2024-05-07): updated note received without non-Borrower sign. Exception Cleared	05/07/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814743	xxxxxx	30943180	xxxxxx	05/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final CD on page 4 did not provide appropriate checked box indicating explanation for declining escrow account.		Reviewer Comment (2024-05-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		05/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	814743	xxxxxx	30943183	xxxxxx	05/08/2024	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx			Reviewer Comment (2024-05-17): Updated Flood insurance received with effective date of xxxxxx . Exception Cleared	05/17/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814014	xxxxxx	31033465	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Taxes due with penalty not paid through closing (item #2) nor lien for unsecured property taxes were not paid through close (item #11).		Reviewer Comment (2024-07-03): Tax cert provided reflecting taxes paid and supplemental report provided removing item 11	07/03/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814014	xxxxxx	31033490	xxxxxx	07/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-03): Supplement provided	07/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814105	xxxxxx	31025152	xxxxxx	07/02/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is an executed 1-4 Family rider to the DOT in file, however the DOT does not include the rider on page 1. Provide the corrected and executed DOT to include the rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2024-07-24): Received corrected recorded mortgage, LOE to borrower, and evidence of delivery to the borrower.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816283	xxxxxx	30992199	xxxxxx	07/03/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $15,319.89 is less than Cash From Borrower $105,357.97.	The application reflects an additional gift of $110,000; however, the file does not contain any documentation to verify the gift.		Reviewer Comment (2024-07-10): Received additional gift letter of $104759.07. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	30993157	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Seller, xxxxxx.		Reviewer Comment (2024-07-08): Received OFAC search run on Seller, xxxxxx. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	30993225	xxxxxx	07/03/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	The application reflects an additional gift of $110,000; however, the file does not contain any documentation to verify the gift.		Reviewer Comment (2024-07-10): Received additional gift letter of $104759.07. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	30993271	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Does not meet Non QM Loan Designation due to short assets. The application reflects an additional gift of $110,000; however, the file does not contain any documentation to verify the gift.		Reviewer Comment (2024-07-10): Received additional gift letter for $104,759.07. See added condition for proof of receipt.	07/10/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816283	xxxxxx	30993272	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Does not meet ATR Requirements due to short assets. The application reflects an additional gift of $110,000; however, the file does not contain any documentation to verify the gift.		Reviewer Comment (2024-07-10): Received additional gift letter for $104,759.07. See added condition for proof of receipt.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	31031965	xxxxxx	07/03/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The guidelines require the CPA, EA or CTEC to verify they prepared the most recent 2 years of business tax return filings. The CTEC provided states they verified and reviewed the returns, not that they prepared the returns. Further, the CTEC states the borrower has been filing Schedule C for 2 years, however is only 50% owner. Schedule C would be for Sole Proprietorship.		Reviewer Comment (2024-07-10): Received CPA letter. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	31031970	xxxxxx	07/03/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause does not reflect ISAOA.		Reviewer Comment (2024-07-12): Updated HOI provided Reviewer Comment (2024-07-08): The document provided is dated post-close and not acceptable. The pre-close policy must reflect all accurate information.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816283	xxxxxx	31081586	xxxxxx	07/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Received additional Gift letter of $104,759.07; however, the file does not contain any documentation to verify the gift.		Reviewer Comment (2024-07-11): Received Wire Confirmation. Exception cleared.	07/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815453	xxxxxx	30996252	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	The file does not contain evidence of receipt of the gift funds in the amount of $150,000. These funds are needed for reserve requirements.	Reviewer Comment (2024-07-11): Received additional deposit along with bank statement. Exception cleared.

Reviewer Comment (2024-07-09): Received Wire in amount of $39,800 was transferred from account xxxxxx. Provide the latest bank statement from account xxxxxx reflecting the funds was transferred, also the bank statement is in name of business. Provide evidence of ownership percentage of the borrower. Exception remains.

Reviewer Comment (2024-07-08): Cash back at closing cannot be added back to reserves as this is already taken into account in the final bottom dollar required to close. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. Final Settlement Statement, which matches the PC-CD in file, reflects borrower needed a total of $337,779.60 in funds to close ($411,800 deposits + $845 POCB - $74,865.40 cash back at closing). Removing the $150,000 gift from closing and reserves, the borrower has 4.86 months in reserves vs. the required 6 months.
															07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815453	xxxxxx	30996511	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The Collateral Desktop Fee increased from $0.00 on the initial Loan Estimate to $165.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2024-07-19): SitusAMC received LOE from borrower to confirm they have notified the requirement of CDA on time.

Reviewer Comment (2024-07-14): SitusAMC No New Document received for added the fee. Please provide documentation of timeline for review or, provide cure.

Reviewer Comment (2024-07-09): SitusAMC received rebuttal comment. However, Appraisal and SSR  report with provided disclosure completed on xxxxxx , but the Appraisal review fee was not added until xxxxxx . This is outside of the required three-day timeline for notification of borrower. Cure is required.

Reviewer Comment (2024-07-08): SitusAMC No New Document received for the fee was added. Also, provided COC in the loan file does not give sufficient information on requirements of CDA review. Please provide additional information with supporting documentation of the reason for the CDA review and what information was received that required the addition of Review fee and when was that information received. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815453	xxxxxx	31034389	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file missing the List of Homeownership Counseling Organizations.		Reviewer Comment (2024-07-02): Client elects to waive			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816436	xxxxxx	30996766	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOE is not signed and dated by the landlord.		Reviewer Comment (2024-07-10): Received signed Verification of Rent (VOR). Exception cleared	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	816436	xxxxxx	30996939	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $205.00 exceeds tolerance of $165.00. Insufficient or no cure was provided to the borrower. (75106)	The Collateral Desktop Analysis Fee increased from $165.00 on the initial Loan Estimate dated xxxxxx to $205.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2024-07-11): SitusAMC received detailed VCC for increase in fee. Reviewer Comment (2024-07-05): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the CDA fee was increased and why rush was requested. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	815905	xxxxxx	30994776	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Sales contract reflecting the Final amended Purchase price of xxxxxx not available in the loan file, therefore require addendum with the corrected Purchase price of xxxxxx which is signed and dated.		Reviewer Comment (2024-07-08): Received addendum with the corrected Purchase price of xxxxxx. Exception cleared.	07/08/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815905	xxxxxx	31033649	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file does not contain documentation to verify the source and/or the receipt of the gift funds in the amount of $425,000.		Reviewer Comment (2024-08-06): Received Gift Letter. Exception cleared. Reviewer Comment (2024-07-18): On provided gift letter the amount is in different font. Provide updated gift letter. Exception remains. Reviewer Comment (2024-07-05): Received source of fund. Provide updated Gift Letter in amount of $416,156.50. Exception remains.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815905	xxxxxx	31033708	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require 6 months cancelled checks or bank statements to support payment history when the landlord is a private party. The file contains a VOR completed by a private party. The file contains cash receipts for 7 months; however, cash receipts is not an acceptable form of verification of the rent per the guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-09): The guidelines state that 6 months cancelled checks or bank statements are required to support payment history. It does not state cash receipts are acceptable. Reviewer Comment (2024-07-08): The file contains cash receipts for 7 months; however, cash receipts is not an acceptable form of verification of the rent per the guidelines. Provide 6 months cancelled checks or bank statements to support payment history when the landlord is a private party. Exception remains.			07/10/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815905	xxxxxx	31033763	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx; Authorized Signors for the Selling Trust, xxxxxx and xxxxxx.		Reviewer Comment (2024-07-08): Received OFAC search run on Appraiser, xxxxxx; Authorized Signors for the Selling Trust, xxxxxx and xxxxxx. Exception cleared.	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815905	xxxxxx	31286167	xxxxxx	08/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.86 is less than Guideline PITIA months reserves of 6.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-12): Client elects to waive with verified compensation factors			08/12/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815171	xxxxxx	30988464	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2024-07-05): Received Wire Ticket to Settlement Agent. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815171	xxxxxx	31032591	xxxxxx	07/03/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2024-07-05): Received Credit and Background Authorization. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815171	xxxxxx	31032969	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-09): Date of Formation was not provided on filed Article, however, articles document signed xxxxxx , filed xxxxxx which coincides with the Operating Agreement. Accepted by State Treasurer. Reviewer Comment (2024-07-08): The same documents were provided that were in file at time of review. Date of Formation is missing on provided Articles of Organization/Formation. Exception remains.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815171	xxxxxx	31033937	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided				Reviewer Comment (2024-07-05): Received Background Check. Exception cleared.	07/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815171	xxxxxx	31033941	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-09): OFAC checks were provided. Reviewer Comment (2024-07-05): OFAC search not run on Borrowers, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents. Exception remains	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815171	xxxxxx	31034061	xxxxxx	07/03/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Address reflects xxxxxx at the end of the address vs. xxxxxx		Reviewer Comment (2024-07-09): An updated Flood Cert was provided. Reviewer Comment (2024-07-03): The flood cert address is still incorrect. Please review the original condition. The main address is xxxxxx. There isn't a xxxxxx after the main address.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	810155	xxxxxx	30971495	xxxxxx	05/17/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-23): Exception Cleared - Received Final Title Policy document associated and data updated as per document.	05/23/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971496	xxxxxx	05/17/2024	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: xxxxxx			Reviewer Comment (2024-05-23): Exception Cleared - Received Final Title Policy document associated and data updated as per document.	05/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971497	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing guideline required Articles of Incorporation for Borrowing Entity.		Reviewer Comment (2024-06-19): Note received with name correction. Exception cleared. Reviewer Comment (2024-05-22): Received operating agreement for borrower Entity " xxxxxx ", However the LLC name is mismatch from the note document " xxxxxx" hence Exception remains. Reviewer Comment (2024-05-22): Erroneously cleared the exception. Reviewer Comment (2024-05-21): Document associated.	06/19/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971498	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing guideline required Operating Agreement for Borrowing Entity to verify authority of guarantor's. Once received, additional conditions may apply.		Reviewer Comment (2024-06-19): Note received with name correction. Exception cleared. Reviewer Comment (2024-05-22): Received operating agreement for borrower Entity " xxxxxx ", However the LLC name is mismatch from the note document " xxxxxx" hence Exception remains. Reviewer Comment (2024-05-22): Erroneously cleared the exception. Reviewer Comment (2024-05-21): Document associated.	06/19/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971499	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing guideline required Certificate of Good Standing for Borrowing Entity.		Reviewer Comment (2024-06-19): Note received with name correction. Exception cleared. Reviewer Comment (2024-05-22): Received operating agreement for borrower Entity " xxxxxx ", However the LLC name is mismatch from the note document " xxxxxx" hence Exception remains. Reviewer Comment (2024-05-22): Erroneously cleared the exception. Reviewer Comment (2024-05-21): Document associated.	06/19/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971500	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	No evidence Borrower provided the primary appraisal at least 3 business days prior to closing.		Reviewer Comment (2024-05-22): Received Appraisal Notice, hence cleared the exception	05/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971501	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	Missing Insurance and Tax Verification documentation for Primary Residence at xxxxxx.		Reviewer Comment (2024-06-07): Insurance verification received & associated. Exception cleared. Reviewer Comment (2024-05-21): Exception remains - Provided insurance policy has effective date of xxxxxx which is not active at the time of closing and also does not confirm property address, it is mentioned as trustee address. Reviewer Comment (2024-05-21): Provided insurance policy has effective date of xxxxxx which is not active at the time of closing and also does not confirm property address. Exception remains.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971502	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Missing Insurance Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-21): Real estate verification documents received. Exception Cleared	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971503	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	Missing Insurance and Tax Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-21): Mortgage statement, Insurance and Tax Verification documents received Exception Cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971504	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Statement, Tax Verification	Missing HOA, Insurance, P&I payment and Tax Verification for Investment property xxxxxx.	Reviewer Comment (2024-06-19): All the expenses are verified from Closing disclosure & first payment letter. Exception cleared.

Reviewer Comment (2024-05-28): Please provide relevant document of 5,652.83 expense of REO property xxxxxx as provided 1003 does not suffice the exception, please provide revised 1003 reflecting correct amount and supportive document to clear the exception. Exception Remains.

Reviewer Comment (2024-05-22): Received Closing disclosure and HOA document for  however PITIA $12,860.42 is lesser than 1003 $18,513.25 as per the documents so please provide document for $5,652.83 expense related document, Exception remains.

Reviewer Comment (2024-05-21): Exception remains - File is Missing HOA, Insurance &  P&I payment  for Investment property xxxxxx. Received CD is incomplete sign page is missing.

Reviewer Comment (2024-05-21): Missing HOA, Insurance &  P&I payment  for Investment property xxxxxx. Exception remains,
															06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971505	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Statement, Tax Verification	Missing HOA, Insurance, P&I payment and Tax Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-21): Exception cleared - Received REO document and updated clarity. Reviewer Comment (2024-05-21): Missing Mortgage statement and Insurance verification documents . Exception remains.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971506	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Statement, Tax Verification	Missing HOA, Insurance, P&I payment and Tax Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-21): Exception cleared - HOA, flood Insurance, P&I payment and Tax Verification for Investment property received and updated clarity.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971507	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	Missing HOA Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-22): Received HOA document for xxxxxx, Exception cleared. Reviewer Comment (2024-05-21): Exception remains - HOA Verification document is missing in file. Reviewer Comment (2024-05-21): Missing Mortgage statement and Insurance verification documents . Exception remains.	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971508	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Missing documentation to verify ownership percentage in xxxxxx self-employment income used to qualify.		Reviewer Comment (2024-05-30): Ownership percentage confirm from Operating agreement. Exception Cleared Reviewer Comment (2024-05-29): Received bylaws, able to verify ownership percentage. Exception cleared. Reviewer Comment (2024-05-22): Received statement of information does not indicate borrower's ownership parentage in the business, Exception remains. Reviewer Comment (2024-05-21): Exception Remains - Provide the CPA letter/operating agreement reflecting ownership percentage for business xxxxxx	05/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971509	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification	Missing Insurance and Tax Verification for Investment property xxxxxx.		Reviewer Comment (2024-05-21): Insurance and Tax Verification for Investment property xxxxxx received, Exception Cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971510	xxxxxx	05/17/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing documentation to verify xxxxxx is 100% owner of the business used for income purposes and REO documentation for investment properties.		Reviewer Comment (2024-05-29): Received bylaws, able to verify ownership percentage. Exception cleared. Reviewer Comment (2024-05-22): Received statement of information but borrowers ownership not verified, Exception remains.	05/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971511	xxxxxx	05/17/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		File is missing the Prepayment addendum to the note. Please provide signed/dated addendum.		Reviewer Comment (2024-05-22): Received Note Addendum - Prepayment, hence cleared the exception	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971512	xxxxxx	05/17/2024	Credit	Credit	General	Credit	Initial Rate Lock rate date is not documented in file.		File is missing the lenders initial rate lock.		Reviewer Comment (2024-05-21): Received Initial Rate Lock Agreement and information updated in Clarity, Exception cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971513	xxxxxx	05/17/2024	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Note Information	Missing information has been found on the Note. The following fields are missing and are being treated as "No" for the purpose of Compliance testing. Early Closure Release Fee, Exclude Allowance from Max Penalty.	Citing due to missing the Prepayment addendum to the note		Reviewer Comment (2024-05-21): Received Note Addendum - Prepayment document updated in clarity, Exception cleared.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971514	xxxxxx	05/17/2024	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: xxxxxx	Per lender guides, The title company must provide written confirmation confirming (a) the title company is aware of the outstanding tax lien, and (b) there is no impact to first lien position. This is missing from the file.		Reviewer Comment (2024-05-22): Received Letter of Explanation, hence cleared the exception	05/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971515	xxxxxx	05/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approval for LTV 70% with high investor concentration in HOA	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-05-17): Client elects to waive with compensating factors.			05/17/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	810155	xxxxxx	30971516	xxxxxx	05/29/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing Insurance Verification documentation for Primary Residence at xxxxxx.		Reviewer Comment (2024-06-11): Received Insurance verification. Exception cleared.	06/11/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815317	xxxxxx	31041524	xxxxxx	07/03/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1) The guidelines require a VOR to be completed for all rental verification. The file contains a copy of the lease agreement and 12 months of cancelled checks; however, the VOR is missing. 2) History for the subject property does not appear on credit. VOM, pay history and copy of Note provided. Provide the payoff.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-31): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-22): Exception not cleared. Per the final 1003, borrower has owned and lived in the current primary residence for 1 year, however this is incorrect. Per the Final CD in file, the borrower just purchased the primary residence on xxxxxx . Per guidelines, housing history is required for 12 months. Borrower previously rented. Lease + Cancelled checks provided, however guidelines require a VOR. Further, provide the corrected 1003 with the correct 2 year primary housing history.

Reviewer Comment (2024-07-08): Received payoff statement foe the subject property. Provide VOR to be completed for all rental verification Exception cleared.
																	07/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814551	xxxxxx	31014353	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the Note and most recent mortgage statement. The Note was not provided.		Reviewer Comment (2024-07-16): Received Note document. Exception cleared.	07/16/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31014805	xxxxxx	07/03/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard policy reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-16): Updated HOI provided Reviewer Comment (2024-07-16): The document requested not received. Provide the corrected Hazard Insurance policy. Exception remains.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31014809	xxxxxx	07/03/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the address as xxxxxx; however, the note reflects xxxxxx.		Reviewer Comment (2024-07-16): Updated flood cert provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31014842	xxxxxx	07/03/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-11): Received E-Sign Consent Agreement.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31014911	xxxxxx	07/03/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx ; Appraiser, xxxxxx.		Reviewer Comment (2024-07-16): Received OFAC Search run on the Settlement Agent, xxxxxx and Appraiser, xxxxxx. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31014958	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-07-02): Client elects to waive			07/02/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31031358	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-409.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,253.00. (9300)	The Lender Credit decreased from $3,253.00 on the initial Loan Estimate to $409.50 on the initial Closing Disclosure without a valid change of circumstance. Note: the file contains a COC that is dated xxxxxx due to the appraised value changing causing the LTV to increase; however, the appraisal was received at least by xxxxxx per the appraisal email; therefore, the COC does not meet the 3 day requirement.		Reviewer Comment (2024-07-16): SitusAMC received VCC.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	814551	xxxxxx	31035074	xxxxxx	07/03/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal report in file has a completion date post-close. Provide the pre-close appraisal.		Reviewer Comment (2024-07-13): Preclose appraisal provided	07/13/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814551	xxxxxx	31035103	xxxxxx	07/03/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-19): Clearance report provided Reviewer Comment (2024-07-17): The clearance report provided only has 1 high risk red flag cleared. No comments or clearance provide for the others. Reviewer Comment (2024-07-16): An updated fraud report was provided, however the high risk red flags are still not addressed. Provide the cleared report, clearance report or LOE clearance.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	30997618	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-09): 1008 w UW name provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	30997619	xxxxxx	07/05/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The application reflects the borrower, xxxxxx, is a permanent resident alien; however, the file is missing a copy of the permanent resident card.		Reviewer Comment (2024-07-10): Received copy of the permanent resident card. Exception cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	30997662	xxxxxx	07/05/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-03): Client elects to waive			07/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	31043502	xxxxxx	07/05/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Rental income is being used for the departing primary residence located on xxxxxx. The guidelines require Market Rent Analysis, Single Family Comparable Rent Schedule (xxxxxx Form 1007), which was not provided in the file.		Reviewer Comment (2024-07-29): 1007, updated 1008/1003 provided Reviewer Comment (2024-07-09): This is a bank statement loan and reviewed to Verus xxxxxx Guidelines 2.2024 per the investor submission. The documents requested are required.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	31043745	xxxxxx	07/05/2024	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.	The file does not contain an ATR worksheet, approval, or 1008 that reflects the income/assets/liabilities breakdown for the DTI.		Reviewer Comment (2024-07-03): Client elects to waive			07/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	31224746	xxxxxx	07/29/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.83953% exceeds Guideline total debt ratio of 50.00000%.	1007 provided post review with a reduction in income for the departing residence. DTI exceeds guidelines.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-06): The client elects to waive.

Reviewer Comment (2024-08-01): The lender is trying to include 2 ATM cash deposits for $9,900 and $7,500. Per guidelines, ATM deposits may be included if a consistent pattern of such deposits is present. These are the only 2 cash ATM deposits throughout the 12 month bank statements. Further, deposits  > 50% of the average monthly sales which the $9,900 exceeds, must be sourced and was not provided.

Reviewer Comment (2024-07-29): 1007 provided post review with a reduction in income for the departing residence. The lender submitted and updated 1003/1008 trying to increase the bank statement income for both borrower's with no justification.
																	08/06/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	31224748	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	1007 provided post review with a reduction in income for the departing residence. DTI exceeds guidelines.	Reviewer Comment (2024-08-06): The client waived the DTI with comp factors so the loan designation is now Non-QM

Reviewer Comment (2024-08-01): The lender is trying to include 2 ATM cash deposits for $9,900 and $7,500. Per guidelines, ATM deposits may be included if a consistent pattern of such deposits is present. These are the only 2 cash ATM deposits throughout the 12 month bank statements. Further, deposits  > 50% of the average monthly sales which the $9,900 exceeds, must be sourced and was not provided.

Reviewer Comment (2024-07-29): 1007 provided post review with a reduction in income for the departing residence. The lender submitted and updated 1003/1008 trying to increase the bank statement income for both borrower's with no justification.
															08/06/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815466	xxxxxx	31224749	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	1007 provided post review with a reduction in income for the departing residence. DTI exceeds guidelines.	Reviewer Comment (2024-08-06): The client waived the DTI.

Reviewer Comment (2024-08-01): The lender is trying to include 2 ATM cash deposits for $9,900 and $7,500. Per guidelines, ATM deposits may be included if a consistent pattern of such deposits is present. These are the only 2 cash ATM deposits throughout the 12 month bank statements. Further, deposits  > 50% of the average monthly sales which the $9,900 exceeds, must be sourced and was not provided.

Reviewer Comment (2024-07-29): 1007 provided post review with a reduction in income for the departing residence. The lender submitted and updated 1003/1008 trying to increase the bank statement income for both borrower's with no justification.
															08/06/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815466	xxxxxx	31224750	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.83953% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	1007 provided post review with a reduction in income for the departing residence. DTI exceeds guidelines.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-06): The client elects to waive.

Reviewer Comment (2024-08-01): The lender is trying to include 2 ATM cash deposits for $9,900 and $7,500. Per guidelines, ATM deposits may be included if a consistent pattern of such deposits is present. These are the only 2 cash ATM deposits throughout the 12 month bank statements. Further, deposits  > 50% of the average monthly sales which the $9,900 exceeds, must be sourced and was not provided.

Reviewer Comment (2024-07-29): 1007 provided post review with a reduction in income for the departing residence. The lender submitted and updated 1003/1008 trying to increase the bank statement income for both borrower's with no justification.
																	08/06/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815708	xxxxxx	30996673	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent xxxxxx		Reviewer Comment (2024-07-11): Received OFAC Search run on the Settlement Agent xxxxxx Exception cleared. Reviewer Comment (2024-07-10): The document received are the blank pages. Provide the document requested on the original condition. Exception remains.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814237	xxxxxx	30998010	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-08): Approval provided	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814237	xxxxxx	30998069	xxxxxx	07/05/2024	Compliance	Compliance	State Compliance	State Late Charge	California Non Primary Residence Late Charge Grace Period Testing	California Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.			Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814237	xxxxxx	31051991	xxxxxx	07/05/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines allow a maximum investor concentration of 60%. The questionnaire reflects under 23% is owner occupied. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-05): The client elects to waive.			07/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814541	xxxxxx	31052517	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-07-19): Business Purpose Certificate Received.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813739	xxxxxx	31014123	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2024-07-11): Received Fraud Report. Exception cleared.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813739	xxxxxx	31014422	xxxxxx	07/05/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.	Borrower must have a a history of owning and managing commercial or non-owner occupied residential real estate for at least 1 year in last 3 years.	Reviewer Comment (2024-07-26): Updated 1003 provided with current owned properties and cross referenced with fraud report provided in trailing documents to verify ownership and length of ownership. Experienced investor.

Reviewer Comment (2024-07-26): This condition will not be cancelled as the 1003 provided at time of review had no additional owned properties and fraud report was not provided at time of review.

Reviewer Comment (2024-07-11): The condition cannot be cancelled. The 1003 does not reflect any REO properties owned outside of the primary residence. Further, the 1003 would not be able to be utilized as it would not verify or prove the length of ownership.
															07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813739	xxxxxx	31014476	xxxxxx	07/05/2024	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.				Reviewer Comment (2024-07-24): Received hazard insurance with policy number. Exception cleared. Reviewer Comment (2024-07-11): Provided Hazard Insurance document is not acceptable as policy number is reflecting as TBD. Exception remains.	07/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813739	xxxxxx	31054643	xxxxxx	07/05/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-07-11): Received Title Preliminary Report. Exception cleared.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813739	xxxxxx	31093607	xxxxxx	07/11/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-15): A fraud report with no red flags was provided.	07/15/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816623	xxxxxx	31027393	xxxxxx	07/08/2024	Compliance	Compliance	State Compliance	State Defect	Georgia Home Loan (Fee Charged for Payoff Statement)	Georgia Home Loan: Impermissible fee charged for payoff statement.	Seller CD reflects Handling Payoff fee		Reviewer Comment (2024-07-15): Fee not charged by lender or servicer for payoff statement. Exception cleared. Reviewer Comment (2024-07-11): The requirement under xxxxxx Code Ann. § 7-6A-3 (4) states that “No creditor or servicer may charge a fee for informing or transmitting to any person the balance due to pay off a home loan or to provide a release upon prepayment.” Payor of the fee would not matter as the fee cannot be charged regardless of who pays for it. Seller comments indicate this was a fee for obtaining a payoff which would be incurable.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816623	xxxxxx	31054399	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx		Reviewer Comment (2024-07-10): OFAC Search run on Settlement Agent, xxxxxx Exception Cleared.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815457	xxxxxx	31054231	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Supervisory Appraiser, xxxxxx		Reviewer Comment (2024-07-09): Received updated Fraud Report. Exception cleared.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814752	xxxxxx	31056167	xxxxxx	07/08/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a housing history for the borrower's primary residence. The fraud report reflects there is a mortgage in the amount of $xxxxxx associated with the primary residence. The file is missing the VOM, copy of note, and pay history for 6 months or verification the mortgage has been satisfied.		Reviewer Comment (2024-07-18): Note provided reflecting borrower is not obligated to the mortgage lien and just has vested ownership. Reviewer Comment (2024-07-10): The UW cert is not acceptable. Deed provided reflecting vested ownership, however the deed, tax cert, nor HOI does not support borrower is not obligated to the mortgage on the property. Fraud report borrower is on the mortgage. Provide the Note verifying borrower has no obligation to the lien.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814752	xxxxxx	31064616	xxxxxx	07/08/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable up to 540 days if an automatic extension has been granted.		Reviewer Comment (2024-07-18): EAD, I-797C and website for extension of A10 provided if filed on or after xxxxxx . Reviewer Comment (2024-07-10): The UW cert does not address this condition. Please review original condition. The EAD card will expire within 6 months with no evidence of ext.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814752	xxxxxx	31064647	xxxxxx	07/08/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Citizenship was not completed. Provide the corrected 1003 reflecting Non-Perm.		Reviewer Comment (2024-07-10): Updated 1003 provided	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815168	xxxxxx	31016946	xxxxxx	07/08/2024	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 678 is less than Guideline representative FICO score of 680.	The borrower is a First Time Investor which requires a score of 680. The qualifying score is 678. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815168	xxxxxx	31062592	xxxxxx	07/08/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal report reflects the address as xxxxxx however, the note reflects xxxxxx.		Reviewer Comment (2024-07-09): A corrected appraisal was provided.	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815244	xxxxxx	31019567	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2024-07-09): PUD rider provided	07/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815063	xxxxxx	31025302	xxxxxx	07/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-11): FTP provided	07/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31025303	xxxxxx	07/08/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-11): FTP provided	07/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31025306	xxxxxx	07/08/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2024-07-11): Policy in effect at time of closing provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31055547	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the first lien note, which was not provided in the file.		Reviewer Comment (2024-07-11): Senior Note provided	07/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31063155	xxxxxx	07/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Loan closed in an LLC. The following Entity documents are missing: Cert of Good Standing & Guarantor Agreement.		Reviewer Comment (2024-07-11): COGS and GA provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31063289	xxxxxx	07/08/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 60.20853% exceeds Guideline combined loan to value percentage of 60.00000%.	C/O investment bank statement CES, max is 60%. The lender is trying to utilize the gap report dated post-close to calculate the CLTV vs. pre-close documentation. Disbursement date has no bearing on this.		Reviewer Comment (2024-07-11): Updated mortgage statement provided dated prior to close but later than origination credit report and statement in file. CLTV within guidelines now. Reviewer Comment (2024-07-11): The unpaid balance reflected on the May statement is $xxxxxx	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815063	xxxxxx	31063368	xxxxxx	07/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Notice of lien, item #4, not addressed.		Reviewer Comment (2024-07-11): Clear FTP provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	814225	xxxxxx	31062818	xxxxxx	07/08/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx		Reviewer Comment (2024-07-12): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-10): Received same Fraud Report which was already available in file. Provided the document requested on the original condition. Exception remains.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814225	xxxxxx	31065068	xxxxxx	07/08/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Settlement Statement reflects mortgage insurance was escrowed, however there is no mortgage insurance on the file. Appears this should be for property taxes. Provide the corrected and signed/stamped certified settlement statement.		Reviewer Comment (2024-07-23): Corrected Final signed HUD-1 provided Reviewer Comment (2024-07-19): The same document was provided that was previously provided. See comments from 7/12: The HUD-1 is cut off at the bottom of each page. Reviewer Comment (2024-07-12): The HUD-1 is cut off at the bottom of each page.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816864	xxxxxx	31031473	xxxxxx	07/09/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Form 1007 or 1025, with Market Rents, Lease Agreement Form 1007 or 1025, with Market Rents, Lease Agreement	The guidelines require a copy of the full lease agreement AND one of the following: Appraisal 1007 or 2 months rental income receipt. The file contains a copy of the lease update; however, the file is missing a copy of the full lease agreements and either the appraisal 1007 or 2 months rental income receipt for the properties located on xxxxxx		Reviewer Comment (2024-07-16): Received Lease Agreement, 2 months of receipt. Exception cleared. Reviewer Comment (2024-07-15): The lease agreement provided for xxxxxx for the tenant xxxxxx is not executed by the landlord. Provide the lease agreement executed by both the parties. Exception remains.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816864	xxxxxx	31031676	xxxxxx	07/09/2024	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure available in file was provided at the time of closing. Provide signed and dated Initial ARM disclosure.		Reviewer Comment (2024-07-11): Earlier ARM disclosure provided	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815311	xxxxxx	31032917	xxxxxx	07/09/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for borrower income trend. Borrower income comes from selling real estate so he does not receive monthly deposits.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-08): Client elects to waive with verified compensation factors			07/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816630	xxxxxx	31034129	xxxxxx	07/09/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-07-08): Client elects to waive			07/08/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	816630	xxxxxx	31063868	xxxxxx	07/09/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The Verus overlays requires all large deposits to be sourced. There is a large deposit of $40,000 into account xxxxxx on xxxxxx that was not sourced.		Reviewer Comment (2024-07-22): The bank account was omitted from assets.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	816630	xxxxxx	31183319	xxxxxx	07/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.59 is less than Guideline PITIA months reserves of 4.00.		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	814681	xxxxxx	31065156	xxxxxx	07/09/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx missing xxxxxx		Reviewer Comment (2024-07-29): Received corrected HOI. Exception cleared.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814681	xxxxxx	31066426	xxxxxx	07/09/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the xxxxxx mortgage payment for the primary residence. Mortgage due date xxxxxx . Borrower made xxxxxx payment on xxxxxx . Application date is xxxxxx . Housing history must be within 45 days of application date. (46 days old).		Reviewer Comment (2024-07-23): Received Credit Supplement. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815488	xxxxxx	31031700	xxxxxx	07/09/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the Perm Resident Card.		Reviewer Comment (2024-07-18): Received PRA card.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815488	xxxxxx	31031718	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Please provide Fraud report. Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-07-30): Received Fraud Report. Exception cleared. Reviewer Comment (2024-07-26): Received OFAC Search run on appraiser. Please provide Fraud report. Exception remains. Reviewer Comment (2024-07-19): Please provide Fraud report. OFAC Search not run on appraiser. Exception remains.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815488	xxxxxx	31031719	xxxxxx	07/09/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2024-07-18): Received OFAC search.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816577	xxxxxx	31066409	xxxxxx	07/09/2024	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The mortgagee clause on the HO-6 policy does not reflect ISAOA.		Reviewer Comment (2024-07-16): An updated HO-6 policy was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816577	xxxxxx	31066686	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2024-07-11): Received HOA Questionnaire. Exception cleared.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019084	xxxxxx	05/02/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-20): Title final received and updated . Exception cleared	05/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019085	xxxxxx	05/02/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate provided for subject property is not legible.		Reviewer Comment (2024-05-17): Flood certificate provided and updated. Exception Cleared.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019086	xxxxxx	05/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary title policy does not reflect a dollar amount of proposed coverage.		Reviewer Comment (2024-05-20): Title final received and coverage amount updated . Exception cleared	05/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019089	xxxxxx	05/02/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.	Per guidelines, the use of business assets is allowed when borrower owns a majority of the business and removal of the assets will not impair the ability of the business to continue operating. The CPA letter in file indicates borrower owns 50% of the business used in asset qualification, which is not a majority. As a result, loan is short the required assets.	Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-06-19): Waived with compensating factors per client request.

Reviewer Comment (2024-06-13): Please confirm you are requesting that this condition be waived with compensating factors.

Reviewer Comment (2024-05-26): Condition has been re-opened.  The revised CPA letter does not state the borrower owns the majority of the business, as it reflects they are 50% owner.  Guidelines state must be majority owner to use the funds.

Reviewer Comment (2024-05-15): Exception Cleared - Received CPA letter stating business funds will not impact negatively in daily business so considered funds from business as there is wire transfer which is paid cash from borrower from business funds.
																	06/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019090	xxxxxx	05/02/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $310,000.00 is less than Cash From Borrower $615,471.43.	Per guidelines, the use of business assets is allowed when borrower owns a majority of the business and removal of the assets will not impair the ability of the business to continue operating. The CPA letter in file indicates borrower owns 50% of the business used in asset qualification, which is not a majority. As a result, loan is short the required assets.	Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-06-19): Waived with compensating factors per lender request. Reviewer Comment (2024-05-26): Condition has been re-opened. The revised CPA letter does not state the borrower owns the majority of the business, as it reflects they are 50% owner. Guidelines state must be majority owner to use the funds. Reviewer Comment (2024-05-15): Exception Cleared - Received CPA letter stating business funds will not impact negatively in daily business so considered funds from business as there is wire transfer which is paid cash from borrower from business funds.			06/19/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019091	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing asset documentation to support cash to close.		Reviewer Comment (2024-06-19): Client granted exception to use business funds. Reviewer Comment (2024-05-26): Received same documents as in original file. The guidelines state that the borrower must be the majority owner of the business to use business funds. Revised CPA letter reflects same 50% ownership as original CPA letter, which is not a majority ownership in the business. Exception remains.	06/19/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019092	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing asset documentation to support cash to close.		Reviewer Comment (2024-06-19): Client granted exception to use business funds. Reviewer Comment (2024-05-26): Received same documents as in original file. The guidelines state that the borrower must be the majority owner of the business to use business funds. Revised CPA letter reflects same 50% ownership as original CPA letter, which is not a majority ownership in the business. Exception remains.	06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019093	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing asset documentation to support cash to close.	Reviewer Comment (2024-06-19): Client granted exception to use business funds.

Reviewer Comment (2024-06-05): An updated CPA letter was received reflecting 51%; however, based on prior CPA letters in the file reflecting 50%, we will need entity documents to verify the ownership percentage of our borrower for use of these funds.

Reviewer Comment (2024-05-26): Received same documents as in original file.  The guidelines state that the borrower must be the majority owner of the business to use business funds.  Revised CPA letter reflects same 50% ownership as original CPA letter, which is not a majority ownership in the business.  Exception remains.
															06/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816299	xxxxxx	31019094	xxxxxx	06/05/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $310,000.00 is less than Cash From Borrower $615,471.43.		Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2024-06-19): Waived with compensating factors per lender request.			06/19/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816304	xxxxxx	31019095	xxxxxx	05/30/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Final Title Policy is missing in the file		Reviewer Comment (2024-06-17): Final Title Policy received and updated. Exception cleared	06/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816304	xxxxxx	31019096	xxxxxx	05/30/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Provide the Evidence of Title policy to verify coverage amount		Reviewer Comment (2024-06-17): Final Title Policy received and updated. Exception cleared	06/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816306	xxxxxx	31019107	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2024-06-13): SitusAMC received detailed comment and supporting itemized document provided in the file for the total recording fee on final Cd is $65.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816306	xxxxxx	31019109	xxxxxx	06/03/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File was missing verification of the business phone via a xxxxxx Search, 411.com or other internet source. Guidelines require said search or CPA must verify the borrower's nature of business and confirm that the business phone number is not required for the type of business being operated by the borrower. The CPA letter in file did not address this.		Reviewer Comment (2024-06-13): CPA Letter received in file and associated in Clarity. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816306	xxxxxx	31019110	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	xxxxxx finding due to missing business phone number verification, resulting in a loan designation discrepancy.		Reviewer Comment (2024-06-13): CPA Letter received in file and associated in Clarity. Exception Cleared.	06/13/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816306	xxxxxx	31019111	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	xxxxxx finding due to missing business phone number verification.		Reviewer Comment (2024-06-13): CPA Letter received in file and associated in Clarity. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816306	xxxxxx	31019112	xxxxxx	06/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	xxxxxx finding due to missing business phone number verification.		Reviewer Comment (2024-06-13): CPA Letter received in file and associated in Clarity. Exception Cleared.	06/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816305	xxxxxx	31019114	xxxxxx	06/04/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Coverage amount not provided on prelim report.		Reviewer Comment (2024-06-17): Final title policy with coverage amount is received. Exception cleared.	06/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816305	xxxxxx	31019115	xxxxxx	06/04/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-17): Final title policy with coverage amount is received. Exception cleared.	06/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816298	xxxxxx	31019126	xxxxxx	04/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,955.00 exceeds tolerance of $1,750.00 plus 10% or $1,925.00. Insufficient or no cure was provided to the borrower. xxxxxx	10% tolerance was exceeded by $1,925.00 due to increase of $1955.00 in Recording Fee and Title - Settlement/Closing/Escrow Fee Total Charge. No valid COC provided, nor evidence of cure in file.		Reviewer Comment (2024-06-17): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2024-04-25): SitusAMC received COC dated xxxxxx indicates Loan amount changed. However, there is no changes in loan amount throughout from Initial LE to Final CD. If there was an additional reason the fees increased we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.		06/17/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816300	xxxxxx	31019128	xxxxxx	05/01/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $30,234.45 is less than Cash From Borrower $107,386.85.	Documented qualifying Assets for Closing of $30,234.45 is less than Cash From Borrower $107,386.85.	Reviewer Comment (2024-06-12): Borrower Sold 50% of Business of other Branch located in xxxxxx Bring Funds for closing and Business Account xxxxxx belong to Borrower other Branch i.e.xxxxxx location Which borrower still owned 100% and used for income qualification and Activity listed in Account xxxxxx belong that business only CPA confirmed that same. Exception Cleared

Reviewer Comment (2024-05-31): Received purchase agreement reflecting sale of xxxxxx 50% interest sold for xxxxxx along with wire of $95k received by xxxxxx Please provide explanation. CPA stated borrower is 100% owner of xxxxxx and xxxxxx Did borrower just dilute ownership interest from 100% to 50%, if so income needs re-calculated. Or is their another business with similar name? If so document that business existence as separate via state records and CPA letter and document how that xxxxxx got to closing or what account it landed in after attorney.

Reviewer Comment (2024-05-22): Received Purchase agreement which shows Borrower agreed to sell his business xxxxxx for xxxxxx Please clarify what exactly borrower has sold in business to get xxxxxx closing as Borrower qualified with Business bank statement. Exception Remains.

Reviewer Comment (2024-05-13): received same statement which already been used for qualification. Require Additional asset to meet reserve requirement
															06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816300	xxxxxx	31019130	xxxxxx	05/01/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $11,098.20.	Calculated Available for Reserves of $0.00 is less than Guideline Available for Reserves of $19,726.04.	Reviewer Comment (2024-06-12): Borrower Sold 50% of Business of other Branch located in xxxxxx Bring Funds for closing and Business Account xxxxxx belong to Borrower other Branch i.e.xxxxxx location Which borrower still owned 100% and used for income qualification and Activity listed in Account xxxxxx belong that business only CPA confirmed that same. Exception Cleared

Reviewer Comment (2024-05-31): Received purchase agreement reflecting sale of xxxxxx 50% interest sold for xxxxxx along with wire of $95k received by xxxxxx Please provide explanation. CPA stated borrower is 100% owner of xxxxxx Did borrower just dilute ownership interest from 100% to 50%, if so income needs re-calculated. Or is their another business with similar name? If so document that business existence as separate via state records and CPA letter and document how that xxxxxx got to closing or what account it landed in after attorney.

Reviewer Comment (2024-05-22): Received Purchase agreement which shows Borrower agreed to sell his business xxxxxx for xxxxxx Please clarify what exactly borrower has sold in business to get xxxxxx closing as Borrower qualified with Business bank statement. Exception Remains

Reviewer Comment (2024-05-10): received same statement which already been used for qualification. Require Additional asset to meet reserve requirement
															06/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816300	xxxxxx	31019133	xxxxxx	05/01/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Comparable(s) photos are missing or not legible.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Photos for comps 2, 3, and 4 not provided.		Reviewer Comment (2024-05-13): Updated report with comps photos received with no change in value. Exception Cleared	05/13/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816301	xxxxxx	31019135	xxxxxx	05/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided				Reviewer Comment (2024-05-22): Valid PRA card received for both borrower. Exception cleared	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816301	xxxxxx	31019136	xxxxxx	05/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: xxxxxx , Borrower: xxxxxx			Reviewer Comment (2024-05-22): Valid PRA card received for both borrower. Exception cleared	05/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816301	xxxxxx	31019137	xxxxxx	05/15/2024	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx , Borrower: xxxxxx			Reviewer Comment (2024-05-22): Valid PRA card received for both borrower. Exception cleared	05/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816301	xxxxxx	31019138	xxxxxx	05/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	New exception as result of documentation provided. Provide Post Disaster Inspection report with photos conforming no damages on Subject property	Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-04): This is an Ev2 informational now due to no disaster end date declaration yet. PDI post disaster confirmed no damage. This exception may be waived. Reviewer Comment (2024-06-04): Regraded. PDI provided, no damage.			06/06/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816301	xxxxxx	31019139	xxxxxx	06/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Provide a PDI.	Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-06-25): PDI received is dated xxxxxx which is before the disaster end date of xxxxxx . Downgraded to EV2. The property has no damage.			06/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814524	xxxxxx	31067460	xxxxxx	07/09/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Authorized Signor for the selling business.		Reviewer Comment (2024-07-16): Email confirmation from client indicating Seller noted signed on purchase contract for the seller of the property is xxxxxx in which the fraud and ofac runs are on the report in file.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815456	xxxxxx	31074873	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx Supervisory Appraiser, xxxxxx Authorized Signor for the selling business, xxxxxx		Reviewer Comment (2024-07-18): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-16): Received updated Fraud Report. However Authorized Signor for the selling business as per purchase contract is xxxxxx However provided fraud report OFAC searched on xxxxxx Provide OFAC search on xxxxxx Also there are red flags on the updated Fraud Report. Exception remains.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815456	xxxxxx	31076797	xxxxxx	07/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Independent third-party verification is required to support the existence of business (e.g. internet/online verification, Secretary of State business search, local licensing records, etc.). Provide for both borrower's employment.		Reviewer Comment (2024-07-12): Online searches provided	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	815456	xxxxxx	31076920	xxxxxx	07/10/2024	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: xxxxxx			Reviewer Comment (2024-07-12): Updated prelim provided	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816933	xxxxxx	31042067	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-15): Received Operating Agreement. Exception cleared.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816933	xxxxxx	31042070	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-16): Received EIN. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816933	xxxxxx	31042071	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-16): Received Certificate of Good Standing. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816933	xxxxxx	31042072	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-16): Received Articles of Organization. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816933	xxxxxx	31076223	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided				Reviewer Comment (2024-07-30): Operating Agreement provided reflecting members are able to act on authority for the business. No consent required from one another. Per guidelines, this is allowed to be verified per the Ops Agreement. Corp Res not required. Reviewer Comment (2024-07-16): Corporate Resolution is required authorizing the guarantor to execute loan documents on behalf of the entity. If not available, a Borrowing Certificate is required, in this case only one member of the business entity is applying the loan. Therefore Corporate Resolution is required. Exception remains.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31041935	xxxxxx	07/10/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx Lien Position: 1			Reviewer Comment (2024-07-17): A CDA was provided.	07/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31041945	xxxxxx	07/10/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		xxxxxx is missing at the end of the address.		Reviewer Comment (2024-07-17): Received updated flood cert. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31042003	xxxxxx	07/10/2024	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2024-07-29): Flood insurance provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31042011	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-17): A Letter of Approval was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31042043	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, Settlement Agent, Loan Officer.		Reviewer Comment (2024-07-29): Background reports provided for Settlement Agent and Appraiser Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx. The Settlement Agent's name is xxxxxx (background report reflects xxxxxx and Appraiser's name is xxxxxx (not provided). There is no evidence of alternative names for these individuals. Reviewer Comment (2024-07-22): The same documents were provided that were in file at time of review. Please review the original condition. Exception remains.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31042134	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx . 2) Provide the VOM, copy of Note, and 6 month pay history for the second lien on title for $xxxxxx. Release of mortgage just granted xxxxxx		Reviewer Comment (2024-07-17): The evidence of the additional months of mortgage payments was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31077935	xxxxxx	07/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is missing at the end of the address.		Reviewer Comment (2024-07-17): Received updated insurance policy. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31085788	xxxxxx	07/10/2024	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): Client elects to waive with verified compensation factors			07/22/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31085842	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on title (item #7) in which the amount paid at closing does not satisfy the lien. Release of lien only provided for the second lien for $xxxxxx listed in item #8.		Reviewer Comment (2024-07-17): Evidence of the release of the mortgage for the subject property was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31086249	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Evidence the guarantors assigned ownership to their personal names was provided. Reviewer Comment (2024-07-17): Cancelled in error. This condition does not pertain to business bank statements. Reviewer Comment (2024-07-17): This is not required as the business bank statements are not needed to meet the reserves requirements.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31087101	xxxxxx	07/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Borrower on appraisal is xxxxxx However, Borrowing Entity is xxxxxx		Reviewer Comment (2024-07-22): Received updated colour appraisal. Exception cleared. Reviewer Comment (2024-07-16): The updated appraisal must be in color.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31224685	xxxxxx	07/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		RCE on flood insurance reflects $xxxxxx. RCE for HOI reflects $xxxxxx. Loan amount is xxxxxx Flood Coverage is $xxxxxx. Insufficient coverage.		Reviewer Comment (2024-08-06): Updated flood coverage policy provided prior to closing	08/06/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816219	xxxxxx	31296968	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The updated flood insurance with increased coverage does not reflect the correct mortgagee + ISAOA.		Reviewer Comment (2024-08-08): Updated insurance provided	08/08/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31042192	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-17): Approval provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31042203	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud searches not run on Appraiser, xxxxxx Loan Officer, xxxxxx Settlement Agent, xxxxxx OFAC only provided.	Reviewer Comment (2024-07-30): Additional background reports provided

Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx The Settlement Agent's name is xxxxxx (background report reflects xxxxxx) and Appraiser's name is xxxxxx (Background report reflects xxxxxx). There is no evidence of alternative names for these individuals.

Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx The Settlement Agent's name is xxxxxx (background report reflects xxxxxx) and Appraiser's name is xxxxxx (Background report reflects xxxxxx)

Reviewer Comment (2024-07-18): Received same documents which already in file at the time of review. Please provide documents as requested on the original comments. Exception remains.
															07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31043026	xxxxxx	07/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 67.78523% exceeds Guideline loan to value percentage of 65.00000%.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31077031	xxxxxx	07/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI reflects an incorrect zip code		Reviewer Comment (2024-07-17): Updated HOI provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31086246	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Assignments provided transferring 100% to borrower.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815989	xxxxxx	31086522	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx .		Reviewer Comment (2024-07-18): Received updated credit report. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31044345	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2024-07-16): Tax Certificate Received. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31044354	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-16): Approval provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31044360	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report was not performed on the Appraiser xxxxxx; Settlement Agent, xxxxxx; Loan Officer, xxxxxx. Only OFACs provided.		Reviewer Comment (2024-07-22): The background check for all was provided. Reviewer Comment (2024-07-17): Received same documents which already in file at the time of review. Please provide documents as requested on the original comments. Exception remains.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31044365	xxxxxx	07/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Investor Exception in file	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31086525	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx . 2) The mortgage history does not appear on the credit report for the subject. Payoff & VOM were provided. Provide copy of the Note & 6 months pay history. DOT cannot be taken in lieu of Note.		Reviewer Comment (2024-07-22): Evidence of April's and May's mortgage payments was provided. Reviewer Comment (2024-07-22): Received Mortgage history for the primary residence. Provide copy of the Note & 6 months pay history for subject property. Exception remains. Reviewer Comment (2024-07-17): Document requested was not provided. Provide the documents as requested on the original condition. Exception remains.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31086552	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx. Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Evidence the guarantors assigned ownership to their personal names was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31086602	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx. Vested on title prior to transfer at closing.		Reviewer Comment (2024-07-22): Evidence of ownership provided Reviewer Comment (2024-07-17): The Assignment for xxxxxx does not clear this condition. Provide evidence of ownership in xxxxxx. Vested on title prior to transfer at closing.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815992	xxxxxx	31087088	xxxxxx	07/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Borrower on appraisal is xxxxxx. However, Borrowing Entity is xxxxxx		Reviewer Comment (2024-07-24): Received colored appraisal report. Exception cleared. Reviewer Comment (2024-07-22): The updated appraisal is not in color. Exception remains. Reviewer Comment (2024-07-16): The updated appraisal must be in color.	07/24/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31042889	xxxxxx	07/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-30): FTP provided	07/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31042920	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-22): Received Approval. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31042925	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx . 2) Provide the VOM, copy of Note, and 6 month pay history for the second lien on title for $xxxxxx. Release of mortgage just granted xxxxxx		Reviewer Comment (2024-07-22): Evidence of April's and May's mortgage payments was provided. Reviewer Comment (2024-07-22): Received payment for xxxxxx and xxxxxx for the primary residence. Provide the VOM, copy of Note, and 6 months pay history for the second lien on title for $xxxxxx. Release of mortgage just granted xxxxxx. Exception remains.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31042931	xxxxxx	07/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31077474	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on title (item #7) in which the amount paid at closing does not satisfy the lien. Release of lien only provided for the second lien for $xxxxxx listed in item #8.		Reviewer Comment (2024-07-30): Clear FTP provided Reviewer Comment (2024-07-22): The marked up title policy states the blanket lien will be paid through closing but it is not paid through closing. The full release needs to be provided for the blanket lien, clear final title policy, or a supplement from the title company stating lien is paid in full and will not appear on the final title policy.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31077511	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, Loan Officer, and Settlement Agent.		Reviewer Comment (2024-07-22): A background check for the required parties was provided.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31086040	xxxxxx	07/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is missing at the end of the address.		Reviewer Comment (2024-07-22): Received corrected Insurance document. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31086252	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx. Provide the Operating Agreement.		Reviewer Comment (2024-07-24): Received Operating Agreement. Exception cleared. Reviewer Comment (2024-07-22): The same documents were provided that were in file at time of review. Please review the original condition. Provide the Operating Agreement. Exception remains.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816069	xxxxxx	31087087	xxxxxx	07/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Borrower on appraisal is xxxxxx. However, Borrowing Entity is xxxxxx		Reviewer Comment (2024-07-22): Received corrected appraisal. Exception cleared.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31043428	xxxxxx	07/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-30): FTP provided	07/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31043432	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-18): Received Approval Letter. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31075414	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. Blanket lien on title, item #7, that was not paid through closing. Only second lien, item #8 was paid through closing.	Reviewer Comment (2024-07-30): Clear FTP provided

Reviewer Comment (2024-07-22): The marked up title policy states the blanket lien will be paid through closing but it is not paid through closing. The full release needs to be provided for the blanket lien, clear final title policy, or a supplement from the title company stating lien is paid in full and will not appear on the final title policy.

Reviewer Comment (2024-07-17): The blanket was not paid through closing. Only item #8 was paid through closing. A blanket lien cannot be reflected on the title policy. Provide the clear final title policy or title supplement stating blanket lien will not appear on the final title.
															07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31075580	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx; Loan Officer, xxxxxx; Appraiser, xxxxxx. OFAC only provided.		Reviewer Comment (2024-07-30): Additional background reports provided Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx. The Settlement Agent's name is xxxxxx (background report reflects xxxxxx) and Appraiser's name is xxxxxx (Background report reflects xxxxxx). There is no evidence of alternative names for these individuals.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31086672	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx. Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Assignments provided transferring ownership	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31086683	xxxxxx	07/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreement for xxxxxx. Appraisal reflects Tenant Occupied.		Reviewer Comment (2024-07-22): An updated appraisal report was provided with a completion date of xxxxxx with page 2 reflecting xxxxxx unit is vacant. Reviewer Comment (2024-07-17): Page 1 of the report reflects tenant occupied. Page 2 does not reflect vacant. 1 of the 2 leases was provided in file at time of review for xxxxxx.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816093	xxxxxx	31086696	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx .		Reviewer Comment (2024-07-18): Received updated Credit Report. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31043421	xxxxxx	07/10/2024	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive with verified compensation factors			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31077158	xxxxxx	07/10/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The bank statements provided are in a business entity name. The file does not contain documentation to verify the ownership of the business in xxxxxx or xxxxxx. Assets limited to the borrower's ownership %. No additional asset statements were provided in the loan file.		Reviewer Comment (2024-07-24): Received xxxxxx operating agreement. Exception cleared. Reviewer Comment (2024-07-22): The Article of Incorporation and Corporate Resolution was provided for xxxxxx. Evidence of access is required for xxxxxx. Exception remains. Reviewer Comment (2024-07-17): The Bylaws/Ops Agreement was provided for xxxxxx. Evidence of access is required for xxxxxx.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31077191	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx . 2) Provide a copy of the Note for the subject property. Copy of the Mortgage was provided which cannot be taken in lieu of the Note. Pay history, VOM, and payoff provided.		Reviewer Comment (2024-07-18): Received updated credit report. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31077247	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx; Appraiser, xxxxxx; Loan Officer.		Reviewer Comment (2024-07-30): Additional reports provided Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx. The Settlement Agent's name is xxxxxx (background report reflects xxxxxx) and Appraiser's name is xxxxxx (Background report reflects xxxxxx). There is no evidence of alternative names for these individuals.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31086258	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx. Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Assignments provided transferring ownership	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816135	xxxxxx	31087020	xxxxxx	07/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Borrower on appraisal is xxxxxx. However, Borrowing Entity is xxxxxx		Reviewer Comment (2024-07-22): Received corrected color appraisal. Reviewer Comment (2024-07-17): Provide the corrected color appraisal	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31043237	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx; Appraiser xxxxxx; Loan Officer, xxxxxx. OFAC only provided.		Reviewer Comment (2024-07-29): Background report provided for settlement agent and appraiser. Reviewer Comment (2024-07-23): Background and OFAC provided for Loan Officer, xxxxxx. The Settlement Agent's name is xxxxxx (background report reflects xxxxxx) and Appraiser's name is xxxxxx (not provided). There is no evidence of alternative names for these individuals. Reviewer Comment (2024-07-17): The fraud report was not found.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31043283	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-17): The approval was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31083740	xxxxxx	07/10/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is missing at the end of the address.		Reviewer Comment (2024-07-17): An updated HOI policy with the correct address was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31087120	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The Borrowing Entity is owned 100% by xxxxxx. Provide the Operating Agreement.		Reviewer Comment (2024-07-17): Evidence the guarantors assigned ownership to their personal names was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31087127	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The file is missing the payment for xxxxxx and xxxxxx for the primary residence. Mortgage history is required to be within 45 days of application date. DLA on credit report is xxxxxx . Application date is xxxxxx . 2) Provide the VOM, copy of Note, and 6 month pay history for the second lien on title for $xxxxxx. Release of mortgage just granted xxxxxx		Reviewer Comment (2024-07-17): Evidence of the additional months' mortgage payments was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31087146	xxxxxx	07/10/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Borrower on appraisal is xxxxxx. However, Borrowing Entity is xxxxxx		Reviewer Comment (2024-07-17): The corrected appraisal was provided.	07/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816024	xxxxxx	31087249	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. There is a blanket mortgage on title (item #7) in which the amount paid at closing does not satisfy the lien. Release of lien only provided for the second lien for $xxxxxx listed in item #8.		Reviewer Comment (2024-07-17): The release of the subject property from the blanket mortgage was provided.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815074	xxxxxx	31053893	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The file is missing a fully completed Verification of Employment to verify the borrower's, xxxxxx, current employment. Employer letter only in file.	Reviewer Comment (2024-07-30): VVOE dated prior to closing provided. See added credit condition for employer letter.

Reviewer Comment (2024-07-24): VVOE was provided, however is dated post-close. Per guidelines, VVOE is required to be dated within 10 days prior to closing. Further, the second portion of the condition was not met. The same Employer Offer Letter was provided that was in file at time of review. Per guidelines for borrower's starting new employment, the loan file must contain a copy of an executed offer or contract. The Employer Offer Letter provided is not signed by any parties or accepted.

Reviewer Comment (2024-07-22): The VVOE provided has an original date of employment of xxxxxx ; however, the borrower only started this job two weeks prior to closing.
															07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31053894	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (xxxxxx/25% Vacancy Method)	The file is missing the lease agreement for the property on xxxxxx.		Reviewer Comment (2024-07-22): The leases for the multi-family property were provided. Reviewer Comment (2024-07-12): Numerous leases were provided. Only 1 lease has the address of xxxxxx for $1,100. Lender is trying to use $15,649.37 in rental income @ 75%. Additional leases provided for multiple units for xxxxxx, however there is no evidence is tired to the xxxxxx.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31053895	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file is missing a fully completed Verification of Employment to verify the borrower's, xxxxxx, current employment.	Reviewer Comment (2024-07-30): VVOE dated prior to closing provided. See added condition for employer letter.

Reviewer Comment (2024-07-24): VVOE was provided, however is dated post-close. Per guidelines, VVOE is required to be dated within 10 days prior to closing. Further, the second portion of the condition was not met. The same Employer Offer Letter was provided that was in file at time of review. Per guidelines for borrower's starting new employment, the loan file must contain a copy of an executed offer or contract. The Employer Offer Letter provided is not signed by any parties or accepted.
															07/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31054003	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The Notice of Special Flood Hazard Disclosure was not provided to the borrowers until closing.		Reviewer Comment (2024-07-09): Client elects to waive			07/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31054005	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file is missing a fully completed Verification of Employment to verify the borrower's, xxxxxx, current employment.	Reviewer Comment (2024-07-30): VVOE dated prior to closing provided

Reviewer Comment (2024-07-24): VVOE was provided, however is dated post-close. Per guidelines, VVOE is required to be dated within 10 days prior to closing. Further, the second portion of the condition was not met. The same Employer Offer Letter was provided that was in file at time of review. Per guidelines for borrower's starting new employment, the loan file must contain a copy of an executed offer or contract. The Employer Offer Letter provided is not signed by any parties or accepted.

Reviewer Comment (2024-07-22): The VVOE provided has an original date of employment of xxxxxx ; however, the borrower only started this job two weeks prior to closing.
															07/30/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815074	xxxxxx	31054048	xxxxxx	07/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-12): Received Title Final. Exception Cleared.	07/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31054097	xxxxxx	07/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-12): Received Title Final. Exception Cleared.	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31054186	xxxxxx	07/10/2024	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Provide the VVOE dated within 10 days prior to closing.		Reviewer Comment (2024-07-30): Received VVOE dated within 10 days prior to closing. Exception cleared. Reviewer Comment (2024-07-24): The VVOE is dated post-close. Per guidelines, the VVOE must be dated within 10 days prior to closing. Reviewer Comment (2024-07-22): The VVOE provided has an original date of employment of xxxxxx ; however, the borrower only started this job two weeks prior to closing.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31075894	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The note for the 1st lien mortgage is missing.		Reviewer Comment (2024-07-19): Copy of original Note provided	07/19/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31076092	xxxxxx	07/10/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The guidelines require a copy of the most recent tax returns to verify rental income since the property has been owned since prior to the last tax year. The guidelines do not have a copy of the tax returns in the file. The file does contain an investor exception to use leases and 2 months of rent receipt; however, the file does not contain the leases or rent receipts. Provide the lease and rent receipts.	Reviewer Comment (2024-07-30): Rent receipts and ledger provided

Reviewer Comment (2024-07-22): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Lease Agreement, Other

Reviewer Comment (2024-07-22): The leases were provided missing 2 months' proof of rent receipt for each unit.

Reviewer Comment (2024-07-15): Numerous leases were provided. Only 1 lease has the address of xxxxxx for $1,100. Lender is trying to use $15,649.37 in rental income @ 75%. Additional leases provided for multiple units for xxxxxx, however there is no evidence is tired to the xxxxxx
															07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31076196	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage for the property located on xxxxxx is not reporting on the credit report. The file is missing a fully completed VOM and copy of the note.		Reviewer Comment (2024-07-19): Copy of Note and VOM provided Reviewer Comment (2024-07-15): The same documents were provided that were in file at time of review. Neither of the documents is a VOM or copy of the original Note.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31076477	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure did not indicate the reason for not having an escrow account.		Reviewer Comment (2024-07-23): SitusAMC Received PCCD and LOE Reviewer Comment (2024-07-15): SitusAMC received PCCD. Missing LOE to borrower.		07/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815074	xxxxxx	31076478	xxxxxx	07/10/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $200.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2024-07-23): Situsamc Received PCCD, LOE, Refund Check and Proof of Mailing Reviewer Comment (2024-07-16): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the 1004D fee was added as 1004 is completed "as is". In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		07/23/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815074	xxxxxx	31077257	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a copy of the most recent tax returns to verify rental income since the property has been owned since prior to the last tax year. The guidelines do not have a copy of the tax returns in the file. The file does contain an investor exception to use leases and 2 months of rent receipt.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-09): Client elects to waive with verified compensation factors			07/09/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815074	xxxxxx	31234301	xxxxxx	07/30/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Employer letter is not signed or dated and does not provide the employer contact name which is a guideline requirement for new employment.		Reviewer Comment (2024-08-01): Signed and dated employment contract provided Reviewer Comment (2024-07-30): ATR conditions were for missing pre-close VVOE which was received. This is a separate credit condition for the employer letter for new employment.	08/01/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815662	xxxxxx	31056098	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-11): The approval was provided.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815662	xxxxxx	31056205	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The guaranty agreement reflects a third individual, xxxxxx, as a guarantor on the loan; however, the file does not contain any documentation for this individual (i.e. 1003, VOM, credit report, fraud report, OFAC, ID).	Reviewer Comment (2024-07-24): Updated Guarantor Agreement and lender attesation provided.

Reviewer Comment (2024-07-22): The correct Guaranty Agreement was provided. Missing the Attestation Letter from the owner of the Lender regarding the error in executing the Guaranty Agreement.

Reviewer Comment (2024-07-12): Per client, xxxxxx is the owner of the lender.
Please have this individual provide an attestation to the file regarding the error in executing a guarantor agreement on this loan. In addition, we are going to need a corrected Guarantor Agreement to have page 1 reflect the correct Guarantor’s on the loan.

Reviewer Comment (2024-07-12): The guaranty agreement still reflects xxxxxx as a guarantor. The only difference between the two docs is the second submitted guaranty agreement is less the signature page for xxxxxx.
															07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815662	xxxxxx	31084473	xxxxxx	07/10/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an estimated closing statement. The final HUD/Closing Statement/Closing Disclosure is missing.		Reviewer Comment (2024-07-11): The Final Settlement Statement was provided.	07/11/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817027	xxxxxx	31057142	xxxxxx	07/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-18): The final title policy was provided.	07/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817027	xxxxxx	31057168	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence mortgage is reporting for only 7 months on the credit report. The credit report shows the mortgage was transferred from another lender. The credit report does not reflect the previous mortgage history. The guidelines require a full 12 month mortgage history.		Reviewer Comment (2024-07-17): Received a full 12 month mortgage history. Exception cleared. Reviewer Comment (2024-07-12): Received additional 5 months of payment history paid from business account. Provide ownership percentage for the business xxxxxx to verify the ownership percentage of borrower. Exception remains.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817027	xxxxxx	31084863	xxxxxx	07/10/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title and tax cert reflect charges, fees, cost and penalties of xxxxxx that were not paid. The tax cert reflects only the actual property taxes were paid on xxxxxx for the first and second installments.		Reviewer Comment (2024-07-18): The final title policy was provided.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814543	xxxxxx	31052200	xxxxxx	07/10/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The 1003 does not check "Own" for the borrower's primary residence on page 1. Provide the corrected 1003.		Reviewer Comment (2024-07-16): Received corrected 1003. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814543	xxxxxx	31052311	xxxxxx	07/10/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff, 6 months pay history & copy of the Note were provided. VOM will not be provided per mortgage holder, however this is a guideline requirement. Investor can elect to waive with verified compensation factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-11): Client elects to waive with verified compensation factors			07/11/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816626	xxxxxx	31052334	xxxxxx	07/11/2024	Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	xxxxxx - Certificate of Compliance or Exemption not attached to mortgage for recording.			Reviewer Comment (2024-07-16): Cert of compliance provided	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816626	xxxxxx	31086560	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Authorized Signor for the selling business entity, xxxxxx.		Reviewer Comment (2024-07-12): Received updated Fraud Report. Exception cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816626	xxxxxx	31086648	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file contains a copy of the Homeownership Counseling List; however, the document does reflects the list was printed on xxxxxx (at closing).		Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816860	xxxxxx	31085667	xxxxxx	07/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file is missing evidence of receipt of the gift funds for $110,000.		Reviewer Comment (2024-07-24): Received Gift Letter, Wire Confirmation, Deposit Receipt. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816860	xxxxxx	31085682	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Authorized Signor for the selling business entity, xxxxxx.		Reviewer Comment (2024-07-12): Received updated Fraud Report. Exception cleared.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815243	xxxxxx	31085436	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver	Security Instrument does not contain the Homestead Exemption Waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815243	xxxxxx	31085441	xxxxxx	07/11/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE is dated after the note date. Guidelines require a VVOE to be dated within 10 days prior to closing.		Reviewer Comment (2024-07-15): Received VVOE within 10 days prior to closing. Exception cleared.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815243	xxxxxx	31088500	xxxxxx	07/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Supplemental report dated xxxxxx reflects a judgment is being added to the title for $5,814.07. This was not paid through closing nor addressed.		Reviewer Comment (2024-07-15): Supplement provided removing judgment	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815135	xxxxxx	31056979	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report/OFAC search not run on Appraiser, xxxxxx .		Reviewer Comment (2024-07-17): Received Updated Fraud Report. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815135	xxxxxx	31056992	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-07-17): Business Purpose Certificate Received.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815135	xxxxxx	31057015	xxxxxx	07/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-17): Received Final Title.	07/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815135	xxxxxx	31057016	xxxxxx	07/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-07-17): Received Final Title.	07/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815135	xxxxxx	31085711	xxxxxx	07/11/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Not addressed		Reviewer Comment (2024-07-17): Clearance LOE and docs provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816162	xxxxxx	31058079	xxxxxx	07/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-24): FTP provided	07/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816162	xxxxxx	31084484	xxxxxx	07/11/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Correct final 1003 to reflect xxxxxx as the borrower's primary residence in section 3b.		Reviewer Comment (2024-07-24): Received corrected 1003. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816162	xxxxxx	31099188	xxxxxx	07/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy or payoff for lien on title, item #7. A lesser amount was paid through closing.		Reviewer Comment (2024-07-24): FTP provided	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817051	xxxxxx	31054565	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-17): Received Article of Organization. Exception Cleared. Reviewer Comment (2024-07-16): No new document received. Please try uploading again.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817051	xxxxxx	31054700	xxxxxx	07/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence mortgage is reporting for only 7 months on the credit report. The credit report shows the mortgage was transferred from another lender. The credit report does not reflect the previous mortgage history. The guidelines require a full 12 month mortgage history.		Reviewer Comment (2024-07-17): Received 12-month mortgage history. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817051	xxxxxx	31086215	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-07-16): Received OFAC search run on the appraiser, xxxxxx. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817058	xxxxxx	31057231	xxxxxx	07/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-18): The final title policy was provided.	07/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817058	xxxxxx	31085269	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-07-16): OFAC Search for the appraiser was provided.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817058	xxxxxx	31098172	xxxxxx	07/11/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide the clear title policy. Tax cert reflect charges, fees, cost and penalties of xxxxxx that were not paid and title reflects amounts of xxxxxx + penalties and xxxxxx + penalties.. The tax cert reflects only the actual property taxes were paid on xxxxxx for the first and second installments.	Reviewer Comment (2024-07-18): The final title policy was provided.

Reviewer Comment (2024-07-17): The tax cert provided for 2021/2022 reflects total due and paid xxxxxx & xxxxxx. The title reflects amount of xxxxxx + penalties and xxxxxx + penalties. The amounts are different. Provide the clear title policy, supplement stating items 2-4 will not appear on the Final Title, or the clear Final Title.

Reviewer Comment (2024-07-16): Tax Cert only reflects the current taxes that are paid unable to determine if the 2021-2023 taxes are paid. Please provide evidence of the prior year's taxes being paid in full or the final title with the taxes no longer an exception to the coverage.
															07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817058	xxxxxx	31098178	xxxxxx	07/11/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower's primary residence mortgage is reporting for only 7 months on the credit report. The credit report shows the mortgage was transferred from another lender. The credit report does not reflect the previous mortgage history. The guidelines require a full 12 month mortgage history.		Reviewer Comment (2024-07-17): Received 12-month mortgage history. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815999	xxxxxx	31056712	xxxxxx	07/11/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-17): E-Consent agreement provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056733	xxxxxx	07/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Provide a copy of the mortgage statement or other documentation to verify the mortgage payment includes the taxes and insurance for the property located on xxxxxx. If the taxes and insurance are not included in the mortgage payment, provide verification of the taxes and insurance and include in DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-26): Received statement which does not reflect escrows, taxes, insurance and VOM. No HOA dues. mixed use property. The HOI does not have the premium listed. Provide the HOI premium.

Reviewer Comment (2024-07-25): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: HOA Verification, Insurance Verification, Tax Verification

Reviewer Comment (2024-07-24): We have received the Blanket Policy, but we still need the HO6 policy and HOA documents.

Reviewer Comment (2024-07-19): The statement was provided, however verifies taxes and insurance are not escrowed. Provide evidence of taxes, insurance, and any HOA (unit number reflected)

Reviewer Comment (2024-07-19): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Statement
																	07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056765	xxxxxx	07/11/2024	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The mortgage statement for the property located on xxxxxx indicates no escrow account setup. The file is missing evidence of the hazard insurance for this property.		Reviewer Comment (2024-07-19): HOI provided	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056791	xxxxxx	07/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-24): Received Final Title.	07/24/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056823	xxxxxx	07/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-24): Received Final Title. Reviewer Comment (2024-07-19): The same documents were provided that were in file at time of review. Please review the original comment. Exception remains.	07/24/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056836	xxxxxx	07/11/2024	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2024-07-19): Credit Report - Gap provided.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056872	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-12): Approval provided	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056983	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056984	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056985	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056986	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $32,738.75 may be required.	The file is missing Loan Estimate.		Reviewer Comment (2024-07-22): SitusAMC received LE.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31056993	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing initial Loan Estimate or Right to Receive a copy of the Appraisal Disclosure.		Reviewer Comment (2024-07-10): Client elects to waive			07/10/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Good faith redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815999	xxxxxx	31057001	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2024-07-19): SitusAMC received initial CD.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31087409	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The Profit & Loss Statement (P&L) must be prepared by an individual with knowledge of the business sufficient to review or prepare a P&L Statement. Examples are 3rd party Certified Public Accountant (CPA), an IRS Enrolled Agent (EA), a CTEC registered tax preparer, or a Tax Attorney. PTIN is not allowed. The P&L is only signed by the borrower and no evidence was provided this was provided by the CPA that wrote the letter in file.		Reviewer Comment (2024-07-25): The investor accepted the P&L was attached to the CPA Letter even though it was not signed by the CPA or referenced in the CPA Letter. Reviewer Comment (2024-07-19): CPA license provided. The approval does not clear this condition. This is a guideline requirement and is required per the program. The borrower only signed the P&L and there is no evidence the CPA prepared the P&L.	07/25/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815999	xxxxxx	31087410	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - xxxxxx	Ability to Repay (Dodd-Frank 2014): Unable to verify xxxxxx income using reasonably reliable third-party records. (xxxxxx)	The Profit & Loss Statement (P&L) must be prepared by an individual with knowledge of the business sufficient to review or prepare a P&L Statement. Examples are 3rd party Certified Public Accountant (CPA), an IRS Enrolled Agent (EA), a CTEC registered tax preparer, or a Tax Attorney. PTIN is not allowed. The P&L is only signed by the borrower and no evidence was provided this was provided by the CPA that wrote the letter in file.		Reviewer Comment (2024-07-25): The investor accepted the P&L was attached to the CPA Letter even though it was not signed by the CPA or referenced in the CPA Letter. Reviewer Comment (2024-07-19): CPA license provided. The approval does not clear this condition. This is a guideline requirement and is required per the program. The borrower only signed the P&L and there is no evidence the CPA prepared the P&L.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31087411	xxxxxx	07/11/2024	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The P&L was not completed by a third party. Only the borrower signed the P&L and there is no evidence the P&L was provided by the CPA.		Reviewer Comment (2024-07-25): The investor accepted the P&L was attached to the CPA Letter even though it was not signed by the CPA or referenced in the CPA Letter. Reviewer Comment (2024-07-19): CPA license provided. The approval does not clear this condition. This is a guideline requirement and is required per the program. The borrower only signed the P&L and there is no evidence the CPA prepared the P&L.	07/25/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31171229	xxxxxx	07/19/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Settlement service provider list missing in the loan file.		Reviewer Comment (2024-07-25): SitusAMC received SSPL.	07/25/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815999	xxxxxx	31171244	xxxxxx	07/19/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $6,663.75 exceeds tolerance of $5,388.00 plus 10% or $5,926.80. Insufficient or no cure was provided to the borrower. xxxxxx	SitusAMC would require Settlement service provider list and we will re-evaluate the fees once sspl is received.		Reviewer Comment (2024-07-25): The investor accepted the P&L was attached to the CPA Letter even though it was not signed by the CPA or referenced in the CPA Letter. Reviewer Comment (2024-07-25): SitusAMC received SSPL and Final Title. However, the final CD does not have payee name updated against title fees. We are unable to identify the party title fees are paid to also page #5 of CD does not have settlement agent information provided. Please provide corrected PCCD along with the LOE to borrower showing individual fees with payee name.	07/25/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815999	xxxxxx	31204170	xxxxxx	07/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	P&L Statement was not signed by Borrower and CPA.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): The client elects to waive. The investor accepted that the CPA had prepared the P&L as it appeared to be submitted with the CPA Letter even though it was not signed by the CPA or referenced within the letter.			07/25/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814126	xxxxxx	31057912	xxxxxx	07/11/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-23): Evidence of Good Standing was provided	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816867	xxxxxx	31063226	xxxxxx	07/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.				Reviewer Comment (2024-07-16): Received Title Preliminary. Exception cleared.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816867	xxxxxx	31063266	xxxxxx	07/12/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $10,000.00 is less than Cash From Borrower $106,713.61.	The file does not contain any additional asset documentation.		Reviewer Comment (2024-07-17): Received additional assets. Exception cleared. Reviewer Comment (2024-07-15): Per the original condition, there was no asset documentation submitted to the loan file. Provide the accounts listed in the seller's comments from xxxxxx	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816867	xxxxxx	31063269	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2024-07-15): Received HOI policy along with RCE. Exception cleared.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816867	xxxxxx	31063284	xxxxxx	07/12/2024	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The file is missing a copy of the full tri-merged scored credit report. Only the gap report is provided.		Reviewer Comment (2024-07-16): Received Credit Report. Exception cleared	07/16/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816867	xxxxxx	31063600	xxxxxx	07/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $382,247.42 is over disclosed by $125.00 compared to the calculated Amount Financed of $382,122.42 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $382,247.42 is over disclosed by $125.00 compared to the calculated Amount Financed of $382,122.42. It appears the lender did not include the Title - Residential Inspection Fee for $100.00 or CPL for $25 in the finance charges.		Reviewer Comment (2024-07-17): SitusAMC received copy of Corrected CD issued prior to testing and Settlement Statement on final for fees. Reviewer Comment (2024-07-15): Cure requires PCCD, LOE, Copy of refund check, and proof of mailing to complete.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816867	xxxxxx	31063601	xxxxxx	07/12/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $604,484.69 is under disclosed by $125.00 compared to the calculated Finance Charge of $604,609.69 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $604,484.69 is under disclosed by $125.00 compared to the calculated Finance Charge of $604,609.69. It appears the lender did not include the Title - Residential Inspection Fee for $100 or CPL for $25 in the finance charges.		Reviewer Comment (2024-07-17): SitusAMC received copy of Corrected CD issued prior to testing and Settlement Statement on final for fees. Reviewer Comment (2024-07-15): Cure requires PCCD, LOE, Copy of refund check, and proof of mailing to complete.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816867	xxxxxx	31064845	xxxxxx	07/12/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	The file does not contain any additional asset documentation.		Reviewer Comment (2024-07-17): Received additional assets. Exception cleared. Reviewer Comment (2024-07-15): Per the original condition, there was no asset documentation submitted to the loan file. Provide the accounts listed in the seller's comments from xxxxxx	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816867	xxxxxx	31064858	xxxxxx	07/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The file does not contain any additional asset documentation.		Reviewer Comment (2024-07-17): VOD provided Reviewer Comment (2024-07-15): Per the original condition, there was no asset documentation submitted to the loan file. Provide the accounts listed in the seller's comments from xxxxxx	07/17/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816867	xxxxxx	31064859	xxxxxx	07/12/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The file does not contain any additional asset documentation.		Reviewer Comment (2024-07-17): VOD provided Reviewer Comment (2024-07-15): Per the original condition, there was no asset documentation submitted to the loan file. Provide the accounts listed in the seller's comments from xxxxxx	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815865	xxxxxx	31063190	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-07-12): Received Wire Trade Ticket.	07/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815865	xxxxxx	31063215	xxxxxx	07/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-15): Received OFAC searches for all parties to the transaction. Exception cleared.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815865	xxxxxx	31098112	xxxxxx	07/12/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		All felony charges or financial related crimes require and LOE - Case number xxxxxx.		Reviewer Comment (2024-07-18): LOE provided which is all the guidelines require.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815865	xxxxxx	31098189	xxxxxx	07/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2024-07-12): Received Credit and Background Auth.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815865	xxxxxx	31105964	xxxxxx	07/12/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Page 1 of the appraisal, under subject offered for sale, reflects closed on xxxxxx . Page 2 of the appraisal report, under subject and under analysis of prior sale reflects property was purchased xxxxxx, however, property was purchased xxxxxx. Provide the corrected appraisal, pages 1 and 2.		Reviewer Comment (2024-07-22): Received corrected 1025. Exception cleared.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815865	xxxxxx	31105972	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		xxxxxx is not completed for principal residence.		Reviewer Comment (2024-07-19): Received Non-Owner Occupancy Declaration. Exception cleared. Reviewer Comment (2024-07-12): Received same copy of Non owner ocupancy declaration which was already provided in file where xxxxxx is not completed for principal residence. Kindly provided updated copy.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816593	xxxxxx	31064687	xxxxxx	07/12/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-15): Received OFAC searches for all parties to the transaction. Exception cleared.	07/15/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816593	xxxxxx	31064689	xxxxxx	07/12/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-07-12): Received Wire Trade Ticket.	07/12/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816593	xxxxxx	31096096	xxxxxx	07/12/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization.		Reviewer Comment (2024-07-12): Received Credit and Background Authorization.	07/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816869	xxxxxx	31073966	xxxxxx	07/15/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-07-12): Client elects to waive			07/12/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816859	xxxxxx	31070118	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-17): Received Approval. Exception Cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816859	xxxxxx	31070119	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		A full fraud report must be provided. The file contains only the Participant Detail Report, which did not include the Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-02): Received Fraud Report. Exception cleared. Reviewer Comment (2024-07-26): The same documents were provided that were in file at time of review. Please review the comment dated xxxxxx . Exception remains. Reviewer Comment (2024-07-24): Received only the Participant Detail Report, however a full fraud report must be provided. Exception remains. Reviewer Comment (2024-07-19): A full fraud report must be provided. The file contains only the Participant Detail Report, which did not include the Settlement Agent, xxxxxx. Exception remains.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816859	xxxxxx	31071103	xxxxxx	07/15/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The lien for the subject property does not appear on the credit report. Guidelines require a VOM, payoff, recent 6 month pay history and copy of the original Note. VOM, Note, payoff and pay history provided, however the pay history is through xxxxxx . Provide the pay history for xxxxxx and xxxxxx .		Reviewer Comment (2024-07-19): Received Pay history for xxxxxx and xxxxxx . Exception cleared.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816859	xxxxxx	31109179	xxxxxx	07/15/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Refinance: Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. Lease was provided. Pending receipt of 2 months rent receipt.		Reviewer Comment (2024-07-18): Received 2 months deposit of rent on bank statement. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31073786	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-24): Received OFAC search run on Settlement Agent, xxxxxx. Exception cleared. Reviewer Comment (2024-07-18): Fraud and OFAC searches not run on Settlement Agent, xxxxxx. Exception remains.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31104281	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Borrower Contact Consent Form		Reviewer Comment (2024-07-15): Contact consent form provided	07/15/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31104299	xxxxxx	07/15/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff, copy of the Note, VOM and 6 months pay history were provided; however, guidelines require 12 months payment history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-16): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-15): Guidelines require a 12-month payment history and only 6 months were provided.			07/16/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31109517	xxxxxx	07/15/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal reflects Leasehold, however the title reflects Fee Simple. Provide the corrected appraisal.		Reviewer Comment (2024-07-15): Title reflects both fee and leasehold on multiple parcels. Ground Lease in file and rents added to DSCR. Origination appraisal reflects fee simple with updated appraisal reflecting leasehold. Reviewer Comment (2024-07-15): The original appraisal dated xxxxxx was provided with the correct Property Rights selected; however, this is not he most updated appraisal. The most recent one dated xxxxxx still has the wrong Property Rights selected.	07/15/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31109698	xxxxxx	07/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Extension on current loan for subject property only good through xxxxxx . Second extension needed and not provided. Extension occurred within the past 12 months. Investor exception in file, however comp factors are incorrect. LTV is not 5% above the max. Due to loan amount and C/O transaction, max LTV is 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-15): The client elects to waive.			07/15/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815113	xxxxxx	31109759	xxxxxx	07/15/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-22): Received ACH document. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817020	xxxxxx	31078419	xxxxxx	07/15/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-18): The final title policy was provided.	07/18/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817020	xxxxxx	31104821	xxxxxx	07/15/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a full 12 month mortgage history for the primary residence. The credit report shows a mortgage history for 7 months with mortgage being transferred from another lender. The previous mortgage was not reported on the credit report. Verification for the additional 5 months mortgage history is required.		Reviewer Comment (2024-07-17): Received 12 month history. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817020	xxxxxx	31110402	xxxxxx	07/15/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title and tax cert reflect charges, fees, cost and penalties of xxxxxx that were not paid. The tax cert reflects only the actual property taxes were paid on xxxxxx for the first and second installments.		Reviewer Comment (2024-07-18): The final title policy was provided.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816676	xxxxxx	31066506	xxxxxx	05/17/2024	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Fraud Report is missing in file.		Reviewer Comment (2024-06-25): Fraud report received and associated. Exception cleared.	06/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816679	xxxxxx	31066509	xxxxxx	06/07/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-20): Final title policy received, exception cleared.	06/20/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816679	xxxxxx	31066510	xxxxxx	06/07/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-20): Final title policy received, exception cleared.	06/20/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816679	xxxxxx	31066511	xxxxxx	06/07/2024	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter from xxxxxx not in file.		Reviewer Comment (2024-06-23): Waived at client request.			06/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	A	A	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816653	xxxxxx	31066520	xxxxxx	06/07/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-06-13): Final Title Policy Provided , Exception cleared	06/13/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816648	xxxxxx	31066525	xxxxxx	06/10/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Available hazard insurance policy date is 5 days after the note date		Reviewer Comment (2024-06-18): PCCD provided and Insurance effective date is prior to disbursement date , Exception cleared	06/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816648	xxxxxx	31066526	xxxxxx	06/10/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage.		Reviewer Comment (2024-06-18): Exception cleared. Received Final Title policy and updated correctly.	06/18/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816648	xxxxxx	31066527	xxxxxx	06/10/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-06-21): Final title policy received	06/21/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816682	xxxxxx	31066543	xxxxxx	05/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-05-08): Final Title provided in the Trailing documents	05/08/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816682	xxxxxx	31066544	xxxxxx	05/02/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-05-08): Final Title provided in the Trailing documents	05/08/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816682	xxxxxx	31066545	xxxxxx	05/02/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $392,641.06 is less than Cash From Borrower $443,365.95.	Unable to source EMD funds without statment showing wire out in January. Stock and Retirement, no liquid accounts are verified at 60% usability.		Reviewer Comment (2024-06-17): Earnest money deposit is verified and cash to close requirement are met. Exception Cleared. Reviewer Comment (2024-05-24): Received source document for EMD however funds are not sufficient for closing and reserves. Exception remains. $440,676.96 required, $432,641.06 verified. Reviewer Comment (2024-05-13): Deposits on the post close CD must all be sourced. $440,676.96 required, $392,641.06 verified.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816682	xxxxxx	31066546	xxxxxx	05/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.28 is less than Guideline PITIA months reserves of 10.00.	Unable to source EMD funds without statment showing wire out in January. Stock and Retirement, no liquid accounts are verified at 60% usability.	Reviewer Comment (2024-06-23): 10 month P&I reserves present in loan file.

Reviewer Comment (2024-06-23): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 10.00.

Reviewer Comment (2024-06-17): We have considered only 60% from xxxxxx ($210,404.99*60/100 =$126,242.99 ) and xxxxxx ($22189.82*60/100 = $13,313.89) as per guideline requirement due to which there is shortage of funds for reserve requirement. Total verified funds are $460,506.6 - cash to close $443,365,95 = $17,140.65 (remains for reserve). Reserve requirement is for 10 months and we have verified only for 1.51 months. Exception remains.

Reviewer Comment (2024-05-24): Received source document for EMD however funds are not sufficient for closing and reserves. Exception remains. $440,676.96 required, $432,641.06 verified.

Reviewer Comment (2024-05-13): Deposits on the post close CD must all be sourced. $440,676.96 required, $392,641.06 verified.
															06/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816647	xxxxxx	31066547	xxxxxx	06/19/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in file.		Reviewer Comment (2024-06-24): Received CPL	06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814557	xxxxxx	31066600	xxxxxx	06/24/2024	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Evidence of Access to Funds is missing for xxxxxx.		Reviewer Comment (2024-06-27): Sufficient assets are available. 0% usability considered for non borrowing business entity. Exception cleared.	06/27/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816156	xxxxxx	31081568	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent is missing.		Reviewer Comment (2024-07-18): Received Wire Ticket to Settlement Agent. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816156	xxxxxx	31081582	xxxxxx	07/16/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The file is missing the ACH form (approved or denied) and Credit and Background Authorization.		Reviewer Comment (2024-07-18): Received ACH and Credit and Background Authorization. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816156	xxxxxx	31081625	xxxxxx	07/16/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate is missing St on the address; in addition, the zip code is reflected as xxxxxx instead of xxxxxx.		Reviewer Comment (2024-07-18): Updated flood cert provided	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816156	xxxxxx	31081668	xxxxxx	07/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.85 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2024-07-19): Received additional Bank Statement. Exception cleared. Reviewer Comment (2024-07-18): Account statement provided was included. Borrower is still short reserves. New reserve count is 3.85 vs the required 6 months. Reviewer Comment (2024-07-18): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 1.68 is less than Guideline PITIA months reserves of 6.00.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816156	xxxxxx	31123165	xxxxxx	07/16/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-18): Received OFAC for all parties to the transaction. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31083552	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2024-07-16): Closing protection letter received.	07/16/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31083554	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent is missing.		Reviewer Comment (2024-07-16): Wire Ticket received.	07/16/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31083689	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-07-18): Received Final Title.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31083737	xxxxxx	07/16/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Property Management Questionnaire & Credit and Background authorization not provided.		Reviewer Comment (2024-07-18): Received Verification, Background and Credit card authorization. Reviewer Comment (2024-07-18): Received Contact Information Form. However the document requested was Credit and Background authorization. Exception remains. Reviewer Comment (2024-07-16): Received only Property Management Questionnaire. Kindly provided Credit and Backgroud auth.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31084655	xxxxxx	07/16/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.56 is less than Guideline PITIA months reserves of 6.00.			Reviewer Comment (2024-07-19): Received additional Bank Statement. Exception cleared.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816157	xxxxxx	31105660	xxxxxx	07/16/2024	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrowers/guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-17): Received OFAC searches for all transaction participants. Exception cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816868	xxxxxx	31085978	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud Report not provided. Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents		Reviewer Comment (2024-07-18): Received OFAC Search run. Exception cleared.	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816868	xxxxxx	31119662	xxxxxx	07/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide 6 months cancelled checks for the subject property address. Per guidelines, if VOM is from a non-institutional lender, 6 months cancelled checks are required. xxxxxx is a private equity firm.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-22): xxxxxx is a private equity firm. Provide 6 months cancelled checks for the subject property address Exception remains			07/24/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816868	xxxxxx	31163685	xxxxxx	07/18/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-07-23): Clearance LOE and docs provided Reviewer Comment (2024-07-19): The clearance LOE states for the OFAC and Sam.gov, docs were provided for clearance, however the Sam.gov nor OFAC were provided for the Appraiser, xxxxxx (searches must include the first and last name).	07/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816277	xxxxxx	31083918	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Settlement Agent, xxxxxx		Reviewer Comment (2024-07-22): Received Updated Fraud Report. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816277	xxxxxx	31106026	xxxxxx	07/16/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Colored photos were not provided per guidelines.		Reviewer Comment (2024-07-22): Received color appraisal. Exception cleared. Reviewer Comment (2024-07-19): The appraisal with color photos was not found in the trailing docs.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816277	xxxxxx	31106054	xxxxxx	07/16/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide proof that the borrower's primary residence is owned free and clear.		Reviewer Comment (2024-07-19): Evidence the borrower's primary residence is owned free and clear was provided.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815326	xxxxxx	31084204	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an estimated settlement statement. A copy of the final HUD/Closing Statement/Closing Disclosure is required.		Reviewer Comment (2024-07-22): The final settlement statement was provided. Reviewer Comment (2024-07-19): The Final Settlement Statement signed and/or stamped by the Title Agent was not received. Reviewer Comment (2024-07-18): The Final Settlement Statement provided is not stamped and/or signed by the Title Agent.	07/22/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815326	xxxxxx	31084211	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-17): Approval Received. Exception Cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815326	xxxxxx	31122297	xxxxxx	07/16/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Appraisal reflects Tenant Occupied.		Reviewer Comment (2024-07-17): Received Appraisal. Exception Cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815495	xxxxxx	31105542	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file does not contain an approval. The 1008 does not contain the Underwriter's name.		Reviewer Comment (2024-07-17): Approval Received. Exception Cleared.	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815495	xxxxxx	31105725	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Authorized Signor for the selling business entity, xxxxxx.		Reviewer Comment (2024-07-22): Received Updated Fraud Report. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816460	xxxxxx	31108390	xxxxxx	07/16/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide proof of xxxxxx mortgage payment for the borrower's primary residence. Application date is xxxxxx and mortgage history must be within 45 days of application date.		Reviewer Comment (2024-07-22): Received proof of xxxxxx mortgage payment. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817175	xxxxxx	31078252	xxxxxx	05/02/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $50,464.85 is less than Cash From Borrower $102,684.38.	Short cash to close due significant increase in available balance on VOD for checking account. EMD not sourced, receipt only, no proof of source of funds.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Waived with compensating factors per investor request.

Reviewer Comment (2024-07-02): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $20,360.85 is less than Cash From Borrower $102,684.38.

Reviewer Comment (2024-06-13): The related guideline is in the DSCR 1.25.24 guidelines provided for review, Section 13.1, Pages 18 and 19.  Also supplied to client by email.

Reviewer Comment (2024-05-26): Section 13.1 of the guidelines indicates large deposits are required to be sourced.  There is no indication within that section of the guidelines that DSCR loans are exempt from this requirement.

Reviewer Comment (2024-05-08): There is a significant increase in available balance on the VOD for checking account xxxxxx with no source or explanation for the increase of the large deposits. At that, the EMD proof of source of funds is also not provided as only the receipt of the deposit is provided. Exception remains.
																	07/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817175	xxxxxx	31078253	xxxxxx	05/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 4.00.	Short cash to close due significant increase in available balance on VOD for checking account. EMD not sourced, receipt only, no proof of source of funds.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-02): Waived with compensating factors per investor request.			07/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817177	xxxxxx	31078255	xxxxxx	06/07/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2024-06-28): Cleared - provided. Reviewer Comment (2024-06-17): The received Business Purpose Certificate is signed after closing date. As per the guidelines the post-closing documents are not accepted. Exception remains.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817174	xxxxxx	31078276	xxxxxx	06/19/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.		Reviewer Comment (2024-07-03): Title final provided.	07/03/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817181	xxxxxx	31078277	xxxxxx	06/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-06-28): Received Final Title Policy with coverage amount, hence cleared the exception	06/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817181	xxxxxx	31078278	xxxxxx	06/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file was missing a copy of the final title policy.		Reviewer Comment (2024-06-28): Received Final Title Policy with coverage amount, hence cleared the exception	06/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817182	xxxxxx	31078290	xxxxxx	06/21/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Verification of non US-Citizen document is missing in file.		Reviewer Comment (2024-06-28): Permanent resident card received, exception cleared	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817182	xxxxxx	31078291	xxxxxx	06/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Title Final is missing in file.		Reviewer Comment (2024-06-28): Final Title Policy received, exception cleared.	06/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817182	xxxxxx	31078292	xxxxxx	06/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title Preliminary title policy amount is missing in file.		Reviewer Comment (2024-06-28): Final Title Policy received, exception cleared.	06/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817182	xxxxxx	31078294	xxxxxx	06/21/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship Source Documentation was not provided	Borrower: xxxxxx	Missing citizenship documentation.		Reviewer Comment (2024-06-28): Permanent resident card received, exception cleared	06/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817182	xxxxxx	31078295	xxxxxx	06/21/2024	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	Missing citizenship documentation.		Reviewer Comment (2024-06-28): Permanent resident card received, exception cleared	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817180	xxxxxx	31078297	xxxxxx	06/21/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	The file is missing a copy of Final Title policy.		Reviewer Comment (2024-06-28): Received Title Final with policy amount. Exception Cleared.	06/28/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817180	xxxxxx	31078301	xxxxxx	06/21/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount not provided.		Reviewer Comment (2024-06-28): Received Title Final with policy amount. Exception Cleared.	06/28/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817084	xxxxxx	31096135	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Only estimated in file.		Reviewer Comment (2024-07-17): Final stamped HUD provided	07/17/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817084	xxxxxx	31096543	xxxxxx	07/16/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Seller, xxxxxx		Reviewer Comment (2024-07-19): Received OFAC Search run on Settlement Agent, xxxxxx; Seller, xxxxxx. Exception cleared.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817084	xxxxxx	31122822	xxxxxx	07/16/2024	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Per guidelines, First Time Investors must own a primary residence for 1 year. Per the LOE in file, the borrower is making the payments on the primary residence but has not owned the primary residence for 1 year. Per the Fraud Report, the borrower was just deeded on the primary residence xxxxxx	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. FICO > 15 points above the guidelines minimum	Reviewer Comment (2024-08-07): Client elects to waive with verified compensation factors			08/07/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817084	xxxxxx	31122855	xxxxxx	07/16/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note.		Reviewer Comment (2024-07-17): Updated HOI provided	07/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817084	xxxxxx	31123046	xxxxxx	07/16/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the correct 2 year housing history for the borrower. Borrower just obtained ownership in the the primary residence on xxxxxx per the Fraud Report. Per the LOE in file, did not have any ownership prior to and was just making the housing payments.		Reviewer Comment (2024-07-18): Updated 1003 provided	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816927	xxxxxx	31101248	xxxxxx	07/17/2024	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $450.00 exceeds tolerance of $400.00 plus 10% or $440.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2024-07-11): Sufficient Cure Provided At Closing		07/11/2024		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	816927	xxxxxx	31120630	xxxxxx	07/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Real Estate Agents xxxxxx and xxxxxx; Settlement Agent xxxxxx.		Reviewer Comment (2024-07-22): Received OFAC Search for Real Estate Agents xxxxxx and xxxxxx, Settlement Agent xxxxxx. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	816927	xxxxxx	31124490	xxxxxx	07/17/2024	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $140,000 gift funds.		Reviewer Comment (2024-07-19): Received Wire confirmation and Deposit Receipt. Exception cleared.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	816865	xxxxxx	31099487	xxxxxx	07/17/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a rental history (VOR) which was not provided for the borrower's current primary residence.		Reviewer Comment (2024-07-19): Received VOR from property management. Exception cleared.	07/19/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816865	xxxxxx	31099703	xxxxxx	07/17/2024	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Blanket HOI policy. Only HO6 policy provided.		Reviewer Comment (2024-07-23): Blanket HOA provided Reviewer Comment (2024-07-18): Please review the original condition. Provide the Blanket HOI policy. Only HO6 policy provided. This is a xxxxxx. Property loan amount is xxxxxx, Appraised value is xxxxxxand HO6 is only for xxxxxx. RCE reflects xxxxxx which is for the unit xxxxxx only.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816865	xxxxxx	31119856	xxxxxx	07/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-24): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-19): Received OFAC search for xxxxxx. However Hazard insurance company reflects as xxxxxx as per HOI policy the company name is xxxxxx Insurance, also there is GSA red flag on the same. Exception remains.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816865	xxxxxx	31119957	xxxxxx	07/17/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The guidelines require stock accounts to be liquidated in order to use for closing funds. The file does contain a bank statement with account xxxxxx that shows a liquidation of $95,700 from a stock account; however, the file does not contain documentation to verify ownership of account xxxxxx.		Reviewer Comment (2024-07-24): Received bank statement xxxxxx, borrower is the owner of the account. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816308	xxxxxx	31085467	xxxxxx	06/05/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-06-17): Received Driver License in the file. Exception Cleared.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816307	xxxxxx	31085472	xxxxxx	05/29/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $4,229.11 is less than Guideline Available for Reserves of $31,825.80.	The borrower is short verified assets to meet the reserve requirement.		Reviewer Comment (2024-06-20): Exception Clear - The xxxxxx account ending 4856 has been consider for assets verification. Now the reserve requirements.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816307	xxxxxx	31085473	xxxxxx	05/29/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The borrower is short verified assets to meet the reserve requirement.		Reviewer Comment (2024-06-20): Exception Clear - The xxxxxx account ending 4856 has been consider for assets verification. Now the reserve requirements.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816307	xxxxxx	31085474	xxxxxx	05/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to the borrower is short verified assets to meet the reserve requirement.		Reviewer Comment (2024-06-20): Exception Clear - The xxxxxx account ending 4856 has been consider for assets verification. Now the reserve requirements.	06/20/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816307	xxxxxx	31085475	xxxxxx	05/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The borrower is short verified assets to meet the reserve requirement.		Reviewer Comment (2024-06-20): Exception Clear - The xxxxxx account ending 4856 has been consider for assets verification. Now the reserve requirements.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816307	xxxxxx	31085476	xxxxxx	05/29/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower is short verified assets to meet the reserve requirement.		Reviewer Comment (2024-06-20): Exception Clear - The xxxxxx account ending 4856 has been consider for assets verification. Now the reserve requirements.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816310	xxxxxx	31085477	xxxxxx	06/11/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report does not reflect an ALTA Loan Policy amount. Final Title Policy was not provided to verify sufficient title coverage was obtained.		Reviewer Comment (2024-06-19): Final Title policy received and associated. Exception cleared.	06/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816310	xxxxxx	31085478	xxxxxx	06/11/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	File is missing a copy of the final title policy		Reviewer Comment (2024-06-19): Final Title policy received and associated. Exception cleared.	06/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816266	xxxxxx	31086329	xxxxxx	06/28/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after xxxxxx declared end date.		Reviewer Comment (2024-07-08): Received required documentation. Condition cleared. Reviewer Comment (2024-07-02): Received property inspection report is prior to declared end date, require property inspection report re-inspected on or after xxxxxx declared end date..	07/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	814861	xxxxxx	31096471	xxxxxx	07/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Allow a Non-Arms length FSBO Transaction.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-15): Client elects to waive with verified compensation factors			07/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814861	xxxxxx	31096487	xxxxxx	07/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - Per guidelines, must provide a 12- month mortgage history on the existing mortgage securing the subject property via VOM, confirming the Family Sale is not a foreclosure bailout. Lender provided 12 months mortgage statements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-15): Client elects to waive with verified compensation factors			07/15/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814861	xxxxxx	31096550	xxxxxx	07/17/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Settlement agent, xxxxxx		Reviewer Comment (2024-07-23): Received Updated Fraud Report. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814861	xxxxxx	31125848	xxxxxx	07/17/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arms transactions not allowed on DSCR loans, only 1st liens. Investor exception in file does not cover this.		Reviewer Comment (2024-07-18): Per investor, the non-arms section of the guidelines are allowed for DSCR	07/18/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814527	xxxxxx	31108115	xxxxxx	07/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-08-01): Articles provided Reviewer Comment (2024-08-01): The same documents were provided that were in file at time of review. Please review the original condition and provide Articles of Organization/Formation. Exception remains.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816425	xxxxxx	31108462	xxxxxx	07/18/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $195,013.31 is less than Cash From Borrower $200,528.28.			Reviewer Comment (2024-07-23): Final CD from C/O transaction on an additional REO property provided.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816425	xxxxxx	31108469	xxxxxx	07/18/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2024-07-23): Final CD from C/O transaction on an additional REO property provided.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814066	xxxxxx	31110332	xxxxxx	07/18/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx		Reviewer Comment (2024-07-23): Received Updated Hazard Insurance Policy. Exception Cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815000	xxxxxx	31110768	xxxxxx	07/18/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		OA Agreement in file is not signed or dated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-23): The same documents were provided that were in file at time of review. Please review the original condition. Exception remains.			07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815000	xxxxxx	31110778	xxxxxx	07/18/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Loan Officer, xxxxxx		Reviewer Comment (2024-07-22): Received participants analysis. Exception cleared.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815000	xxxxxx	31110789	xxxxxx	07/18/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-22): Received Final Title.	07/22/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815000	xxxxxx	31110790	xxxxxx	07/18/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-07-22): Received Final Title.	07/22/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814919	xxxxxx	31119795	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run for Settlement agent, xxxxxx		Reviewer Comment (2024-07-24): Received OFAC Search run on Settlement agent, xxxxxx. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814919	xxxxxx	31158305	xxxxxx	07/19/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note + PPP addendum to the Note does not reflect the signature as Entity by Guarantor for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-17): Client elects to waive			07/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814919	xxxxxx	31158309	xxxxxx	07/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT + Riders do not reflect the signature as Entity by Guarantor for xxxxxx. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrowers and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-23): The client elects to waive.			07/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815164	xxxxxx	31121904	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-07-26): Final stamped SS provided Reviewer Comment (2024-07-24): The document provided is the estimated closing statement. Provide the final signed/stamped certified closing statement.	07/26/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816109	xxxxxx	31123664	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx need to produce an OFAC SDN Name screening for all transaction participants Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents).		Reviewer Comment (2024-07-23): Received OFAC search run for all transaction participants. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816109	xxxxxx	31123696	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet.		Reviewer Comment (2024-07-22): Approval Received.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816109	xxxxxx	31123713	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2024-07-22): Received Wire Trade Ticket.	07/22/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816109	xxxxxx	31123773	xxxxxx	07/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Property Management Questionnaire and Borrower Contact Form.		Reviewer Comment (2024-07-22): Received Property Management Questionnaire and Borrower Contact Form.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816109	xxxxxx	31159385	xxxxxx	07/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception for occupancy score < 60% on the xxxxxx report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-17): Client elects to waive with verified compensation factors			07/17/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816421	xxxxxx	31124495	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the executed term sheet.		Reviewer Comment (2024-07-22): Approval Received.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816421	xxxxxx	31124506	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the wire ticket to settlement agent.		Reviewer Comment (2024-07-22): Received Wire Trade Ticket.	07/22/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816421	xxxxxx	31124510	xxxxxx	07/19/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide Credit and Background Authorization		Reviewer Comment (2024-07-22): Received Credit and Background Authorization	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816421	xxxxxx	31158124	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx will produce an OFAC SDN Name screening for all transaction participants (Borrower's/Guarantors, Property Seller's, Brokers, Loan Officer's, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-07-23): Received run on OFAC search for all transaction participants. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816421	xxxxxx	31158153	xxxxxx	07/19/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All Entity documents reflect xxxxxx, however Note and DOT, and Guarantor Agreement reflect xxxxxx. Provide the corrected and executed Note, DOT, and Guarantor Agreement, LOE to borrower, evidence of delivery to borrower and Lender's Letter of Intent to re-record.		Reviewer Comment (2024-08-06): LOE which contains LOI and evidence of delivery provided. System comments also reflect LOI. Reviewer Comment (2024-08-01): Received corrected and executed documents. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	809992	xxxxxx	31125477	xxxxxx	07/19/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2024-07-22): Received Verification of Identification.	07/22/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813512	xxxxxx	31148166	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Real Estate Buyer Broker xxxxxx; Appraiser, xxxxxx; Signor for the seller, xxxxxx.		Reviewer Comment (2024-07-29): A fraud report was provided with all loan participants included.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813512	xxxxxx	31148432	xxxxxx	07/22/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-29): The E-Sign Consent was provided.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813512	xxxxxx	31149029	xxxxxx	07/22/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA report reflect the city as xxxxxx; however, the Note reflects xxxxxx.		Reviewer Comment (2024-07-29): An updated CDA with the correct city's name was provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813512	xxxxxx	31149329	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-19): Client elects to waive			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813512	xxxxxx	31168473	xxxxxx	07/22/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The Appraisal report reflect the city as xxxxxx; however, the Note reflects xxxxxx.		Reviewer Comment (2024-07-29): An updated appraisal with the correct city name was provided.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	813512	xxxxxx	31225335	xxxxxx	07/29/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:2213 xxxxxx)			Reviewer Comment (2024-07-29): The client elects to waive.			07/29/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31144949	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-19): Client elects to waive			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31145017	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $205.00 exceeds tolerance of $165.00. Insufficient or no cure was provided to the borrower. (75106)	The CDA Fee increased from $165.00 on the initial Loan Estimate to $205.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2024-08-01): SitusAMC as per received commentary and available COC dated xxxxxx .

Reviewer Comment (2024-07-29): SitusAMC: Borrower typically would not request an increase to their costs without a valid reason. Please provide documentation of additional information related to the rush request. Documentation of borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS, etc.

Reviewer Comment (2024-07-25): SitusAMC received rebuttal, however we require additional information on why the rush was requested. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.
															08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816125	xxxxxx	31146511	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Appraiser, xxxxxx.		Reviewer Comment (2024-07-25): Updated fraud report provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31174689	xxxxxx	07/22/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The application reflects the borrower is unmarried; however, the security instrument reflects the borrower is married. A corrected application is required.		Reviewer Comment (2024-07-25): Corrected 1003 provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31174727	xxxxxx	07/22/2024	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal must comment contract is Non-Arm’s Length. Currently appraisal reflects Arm's Length.		Reviewer Comment (2024-07-30): Updated appraisal provided	07/30/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31174831	xxxxxx	07/22/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.03 is less than Guideline PITIA months reserves of 4.00.	Gift of Equity cannot be used for reserves. Gift Letters reflect gift is from the Seller with source of funds from reserves/down payment from transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-26): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves. Doesn't state anything regarding gifts of equity. If defaulting back to investor guidelines, they also do not allow gift of equity to be used for reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-07-25): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves.

Reviewer Comment (2024-07-24): The DD already has the lender's guidelines dated 3.2024 provided by the investor at time of review. Per guidelines, gift funds can be used for closing and reserves, which are different than gift of equity. The guidelines do not say gift of equity can be used for reserves. A gift of equity is a way for a seller to help buyers, usually family members, purchase their home. The seller doesn't give the buyers money as they would with a down payment gift.
																	07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31174840	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Gift of Equity cannot be used for reserves. Gift Letters reflect gift is from the Seller with source of funds from reserves/down payment from transaction.	Reviewer Comment (2024-07-29): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-07-26): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves. Doesn't state anything regarding gifts of equity. If defaulting back to investor guidelines, they also do not allow gift of equity to be used for reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-07-25): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves.

Reviewer Comment (2024-07-24): The DD already has the lender's guidelines dated 3.2024 provided by the investor at time of review. Per guidelines, gift funds can be used for closing and reserves, which are different than gift of equity. The guidelines do not say gift of equity can be used for reserves. A gift of equity is a way for a seller to help buyers, usually family members, purchase their home. The seller doesn't give the buyers money as they would with a down payment gift.
															07/29/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	816125	xxxxxx	31174841	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Gift of Equity cannot be used for reserves. Gift Letters reflect gift is from the Seller with source of funds from reserves/down payment from transaction.	Reviewer Comment (2024-07-29): Loan has been designated as Non-QM so this exception is no longer valid

Reviewer Comment (2024-07-26): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves. Doesn't state anything regarding gifts of equity. If defaulting back to investor guidelines, they also do not allow gift of equity to be used for reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-07-25): As previous stated. gift of equity and gift funds are not the same thing. A gift of equity is 100% applied towards closing funds for the buyer. The guidelines do not state a gift of equity is allowed to use for reserves.

Reviewer Comment (2024-07-24): The DD already has the lender's guidelines dated 3.2024 provided by the investor at time of review. Per guidelines, gift funds can be used for closing and reserves, which are different than gift of equity. The guidelines do not say gift of equity can be used for reserves. A gift of equity is a way for a seller to help buyers, usually family members, purchase their home. The seller doesn't give the buyers money as they would with a down payment gift.
															07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816125	xxxxxx	31237365	xxxxxx	07/30/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:2325 xxxxxx)			Reviewer Comment (2024-07-30): Client elects to waive			07/30/2024	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816003	xxxxxx	31129230	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; sellers, xxxxxx, xxxxxx		Reviewer Comment (2024-08-02): Received Fraud and OFAC searches run on Settlement Agent, xxxxxx; sellers, xxxxxx, xxxxxx. Exception cleared. Reviewer Comment (2024-07-31): xxxxxx is the one who signed the Final Settlement Statement, therefore a Fraud and OFAC run need to be provided for this individual. Reviewer Comment (2024-07-29): Received Fraud report does not consist settlement agent name xxxxxx. Kindly Provide updated Fraud and OFAC searches for xxxxxx. Reviewer Comment (2024-07-26): Fraud Report and Ofac Searches document not received. Please try uploading again.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816003	xxxxxx	31159317	xxxxxx	07/22/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide updated VOM for primary from xxxxxx within 45 days of application date. Last verified xxxxxx .		Reviewer Comment (2024-07-26): Received Updated credit report. Exception Cleared.	07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813234	xxxxxx	31129094	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Allow for Modification within the last 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-18): Client elects to waive with verified compensation factors			07/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813234	xxxxxx	31167788	xxxxxx	07/22/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		ADU: Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. Lease was provided. Pending receipt of 2 months rent receipt.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-29): Client elects to waive with verified compensation factors Reviewer Comment (2024-07-23): The xxxxxx payments for $1,200 are from xxxxxx. The lease holder for the ADU is xxxxxx. Further, the LOE for cash deposits are not acceptable as cash cannot be verified as well as the bank statements do not reflect any deposits for $2,400.			07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816272	xxxxxx	31120810	xxxxxx	07/03/2024	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2024-07-11): HOA questionnaire received. More than 60% project is taken by investors. Hence this is non-warrantable xxxxxx. Exception cleared. Reviewer Comment (2024-07-10): Evidence of Condo/PUD warranty document is missing in file. Exception remains.	07/11/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	816272	xxxxxx	31120812	xxxxxx	07/03/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1	CDA provided in the loan file is not for the Borrower or Subject address.		Reviewer Comment (2024-07-10): Received CDA report. Exception cleared.	07/10/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	C	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	815536	xxxxxx	31120817	xxxxxx	06/28/2024	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the xxxxxx is warrantable.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	File does not contain documentation from lender/seller confirming the xxxxxx is warrantable.		Reviewer Comment (2024-07-10): HOA Questionnaire provided with project details and associated. Exception cleared. Reviewer Comment (2024-07-05): File does not contain documentation however, required documentation or letter of explanation confirming the xxxxxx is warrantable or Non-warrantable.	07/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814851	xxxxxx	31157629	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-24): Received OFAC Search run on Settlement Agent, xxxxxx. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816992	xxxxxx	31147633	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-24): Received updated Fraud Report. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31151982	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-29): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2024-07-25): The same documents were provided that were in file at time of review. Please review the original condition. Provide Articles of Organization/Formation. Reviewer Comment (2024-07-23): Received Operating Agreement instead of Article of Orgnization/Formation. Kindly provide Article Of Orgnization/Formation.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31167244	xxxxxx	07/22/2024	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		Flood Insurance coverage of $xxxxxx does not meet minimum requirement of $xxxxxx Investor Exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-18): Client elects to waive with verified compensation factors			07/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31167295	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fidelity Bond coverage does not meet guidelines. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-18): Client elects to waive with verified compensation factors			07/18/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31167355	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration exceeds 60% and OO units < 40%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-23): Client elects to waive with verified compensation factors			07/23/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31167481	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Appraiser, xxxxxx		Reviewer Comment (2024-07-23): Received Updated Fraud Report. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31168192	xxxxxx	07/22/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage does not appear on the credit report for the subject property. The credit supplement reflects added manually which the guidelines do not allow. Pay history and payoff provided. Provide the VOM and copy of the original Note.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-31): Client elects to waive with verified compensation factors

Reviewer Comment (2024-07-29): Email to investor: Yes, a completed VOM would be required since this was manually added to the credit supplement and not on the origination report. As for the Note, an LOE from the borrower would not suffice. We would need to obtain something xxxxxx. The supplement dated xxxxxx says a live person, which is either from the lender or servicer, verified the increased balance. The credit supplement is dated xxxxxx and xxxxxx , which is after the last statement date of xxxxxx . It is possible this loan may have been recently modified. This is required in addition to the VOM.

Reviewer Comment (2024-07-25): The same documents were provided that were in file. Please review the comment dated xxxxxx . Provide the VOM and copy of the original Note. Exception remains

Reviewer Comment (2024-07-24): On provided Credit Supplement mortgage amount is reflecting as $xxxxxx whereas on provided Note amount is reflecting as $xxxxxx  Provide the VOM and copy of the original Note. Exception remains
																	07/31/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813610	xxxxxx	31168211	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title city does not match the Note. Missing xxxxxx.		Reviewer Comment (2024-07-24): Updated commitment provided	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815926	xxxxxx	31152846	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx		Reviewer Comment (2024-07-23): Received Updated Fraud Report. Exception cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814156	xxxxxx	31160286	xxxxxx	07/22/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-19): Client elects to waive			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	817314	xxxxxx	31173381	xxxxxx	07/22/2024	Credit	1003	Missing Document	1003	Missing Lender's Initial 1003/Application.		The Borrower who executed the POA must signed the initial xxxxxx Form 1003. Provide the initial 1003 singed by xxxxxx.		Reviewer Comment (2024-07-31): Initial 1003 provided	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817511	xxxxxx	31158245	xxxxxx	07/23/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817511	xxxxxx	31158246	xxxxxx	07/23/2024	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2024-07-22): The client elects to waive.			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817340	xxxxxx	31156912	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2024-07-31): Received Post Disaster Inspection Report. Exception cleared.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815670	xxxxxx	31156687	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: Maximum Acreage Permitted is 2 Acres. Subject is on xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2024-07-19): Client elects to waive with verified compensation factors			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815134	xxxxxx	31157726	xxxxxx	07/23/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-08-06): Received Title Final Policy. Exception cleared.	08/06/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815134	xxxxxx	31157734	xxxxxx	07/23/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-08-06): Received Title Final Policy. Exception cleared.	08/06/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815134	xxxxxx	31175654	xxxxxx	07/23/2024	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreement for xxxxxx.		Reviewer Comment (2024-08-08): Received lease agreement for xxxxxx. Exception cleared. Reviewer Comment (2024-08-01): Received Notice of change in terms of tenancy. However the file is missing executed copy of Lease Agreement for xxxxxx. Exception remains. Reviewer Comment (2024-07-31): The same documents were provided that were in file at time of review. Please review the original condition and provide lease agreement for xxxxxx. Exception remains.	08/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812788	xxxxxx	31156741	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not captured for appraiser, xxxxxx.		Reviewer Comment (2024-07-31): Received OFAC search run on appraiser, xxxxxx. Exception cleared. Reviewer Comment (2024-07-29): All appraisers names must be run. The investor has accepted separate searches before (OFAC, GSA/LSP). Reviewer Comment (2024-07-24): Received Fraud Report however it does not consist the name of Appraiser xxxxxx. Please provided updated Fraud and OFAC search for Appraiser.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812788	xxxxxx	31156760	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2024-07-25): Title provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812788	xxxxxx	31206013	xxxxxx	07/25/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2024-07-30): The final title policy was provided.	07/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	812788	xxxxxx	31206015	xxxxxx	07/25/2024	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of $xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2024-07-30): The final title policy was provided.	07/30/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816124	xxxxxx	31157837	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided				Reviewer Comment (2024-07-25): Received Assignment of Leases/Rents Rider. Exception cleared.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816124	xxxxxx	31157897	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow credit documents for only 1 Guarantor but not the other. There are no credit documents in file for xxxxxx. Both are 50% owners of Borrowing Entity.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-19): Client elects to waive with verified compensation factors			07/19/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816124	xxxxxx	31157906	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Guarantor, xxxxxx		Reviewer Comment (2024-07-26): Received Updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-25): Provided Fraud report reflects Settlement Agent as xxxxxx, however as per final CD Settlement Agent name is xxxxxx. Also Fraud and OFAC searches not provided for the Guarantor, xxxxxx. Exception remains.	07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816124	xxxxxx	31173337	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided				Reviewer Comment (2024-07-25): Received Rider - 1-4 Family. Exception cleared.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817106	xxxxxx	31158205	xxxxxx	07/23/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not run for Settlement agent, xxxxxx.		Reviewer Comment (2024-07-25): Received OFAC searches. Exception cleared.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	817106	xxxxxx	31174021	xxxxxx	07/23/2024	Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	Number of Units on the Appraisal does not match the number of Units on the BPO.	Valuation Type: BPO / Valuation Report date: xxxxxx	Appraisal reflects xxxxxx, BPO xxxxxx.		Reviewer Comment (2024-08-02): Updated BPO received	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	817106	xxxxxx	31175845	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, mixed use space is limited to retail/office/restaurant. Per the appraisal mixed use units consist of a xxxxxx would not fall under retail/office/restaurant.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-26): Client elects to waive with verified compensation factors			07/26/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	C	A		N/A	No	Property Focused
xxxxxx	817223	xxxxxx	31175941	xxxxxx	07/23/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Blanket lien on title.		Reviewer Comment (2024-07-30): Email from title stating will not appear on FTP.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816986	xxxxxx	31185947	xxxxxx	07/24/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate is missing the "S" (South).		Reviewer Comment (2024-07-25): Updated flood cert provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815159	xxxxxx	31188770	xxxxxx	07/24/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		10 months VOR provided for primary residence. Guidelines require 12 month history. Provide the previous VOR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-02): Client elects to waive with verified compensation factors			08/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817516	xxxxxx	31165615	xxxxxx	07/24/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.04 is less than Guideline PITIA months reserves of 2.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-25): Client elects to waive with verified compensation factors			07/25/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817516	xxxxxx	31178449	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud searches not run on Settlement Agent, xxxxxx; Seller's Agent, xxxxxx; Buyer's Agent, xxxxxx, xxxxxx		Reviewer Comment (2024-07-30): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-26): Received updated Fraud Report reflecting all the parties to the transaction. However there are red flags which are not addressed. Exception remains.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816707	xxxxxx	31169479	xxxxxx	07/24/2024	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2024-07-25): Received E-Sign Consent Agreement.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816707	xxxxxx	31186673	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Seller, xxxxxx.		Reviewer Comment (2024-07-25): The seller's name is already included in the fraud report. Exception Cleared.	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159587	xxxxxx	05/02/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $20,000.00 is less than Cash From Borrower $193,009.19.		Reviewer Comment (2024-07-02): Post closing Disclosure provided and reflect cash from borrower of $-23,568.65 in this case resaves not require so clearing Exception. Reviewer Comment (2024-06-25): Exception Remains - 1. Source of fund is required for Gift funds of $245,000.00. 2. Source of deposit required for Earnest Money Deposit of $20,000.00. Reviewer Comment (2024-05-16): Exception Remains - Source of fund is required for Gift Funds of $20,000.00 to clear this condition.	07/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159589	xxxxxx	05/02/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Loan application reflects borrower had no current housing housing expense rent free at time of application. Rent Free letter from relative confirming no monthly obligations is required by guidelines and is missing from file.		Reviewer Comment (2024-05-10): Letter of explanation for living rent free and property history report provided. Exception cleared	05/10/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159590	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Guidelines require 4 months reserves for LTV greater than 75% and file contains documentation to support 3.81 months reserves.		Reviewer Comment (2024-06-30): Reserve requirement met Reviewer Comment (2024-05-22): The PCCD provided reflects additional funds from the Borrower in the amount of $195,000 that were not reflected on the final CD at closing. File is short the required assets based on documentation provided.	06/30/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159591	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guidelines require 4 months reserves for LTV greater than 75% and file contains documentation to support 3.81 months reserves.		Reviewer Comment (2024-06-30): Cleared based on post-close documentation provided. Reviewer Comment (2024-05-22): The PCCD provided reflects additional funds from the Borrower in the amount of $195,000 that were not reflected on the final CD at closing. File is short the required assets based on documentation provided.	06/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159592	xxxxxx	05/02/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.81 is less than Guideline PITIA months reserves of 4.00.	Guidelines require 4 months reserves for LTV greater than 75% and file contains documentation to support 3.81 months reserves.		Reviewer Comment (2024-06-28): Exception Cleared - Received Gift letter for $245,000.00. considered gift letter as sourced funds so updated as excluded from none and 100% usability. Reviewer Comment (2024-05-22): The PCCD provided reflects additional funds from the Borrower in the amount of $195,000 that were not reflected on the final CD at closing. File is short the required assets based on documentation provided. Reviewer Comment (2024-05-16): Exception Remains - Source of fund is required for Gift Funds of $20,000.00 to clear this condition.	06/28/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159593	xxxxxx	05/02/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require 4 months reserves for LTV greater than 75% and file contains documentation to support 3.81 months reserves.		Reviewer Comment (2024-06-30): All income documentation requirements were met. Reviewer Comment (2024-05-16): Exception Remains - Source of fund is required for Gift Funds of $20,000.00 to clear this condition.	06/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817935	xxxxxx	31159594	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to insufficient reserves. Guidelines require 4 months reserves for LTV greater than 75% and file contains documentation to support 3.81 months reserves.		Reviewer Comment (2024-06-30): Reserve requirement met Reviewer Comment (2024-05-22): Condition reopened. The PCCD provided reflects additional funds from the Borrower in the amount of $195,000 that were not reflected on the final CD at closing. File is short the required assets based on documentation provided.	06/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817936	xxxxxx	31159596	xxxxxx	05/02/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-12): Received Final Title Policy with coverage amount, hence cleared the exception	07/12/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817936	xxxxxx	31159597	xxxxxx	05/02/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-07-12): Received Final Title Policy with coverage amount, hence cleared the exception	07/12/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817936	xxxxxx	31159598	xxxxxx	05/02/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx page 4 did not disclosed the reason for the loan will have an escrow account or not.		Reviewer Comment (2024-05-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		05/13/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817940	xxxxxx	31159619	xxxxxx	07/03/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-11): Title final policy provided and updated. Exception cleared	07/11/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817940	xxxxxx	31159620	xxxxxx	07/03/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-11): Title final policy provided and updated. Exception cleared	07/11/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Home Improvement		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816205	xxxxxx	31169427	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2024-07-23): Client elects to waive			07/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	816205	xxxxxx	31186182	xxxxxx	07/24/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-23): Client elects to waive			07/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814175	xxxxxx	31165894	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-25): Approval provided	07/25/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814175	xxxxxx	31165895	xxxxxx	07/24/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-30): FTP provided	07/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	814175	xxxxxx	31165910	xxxxxx	07/24/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title did not reflect the title coverage amount. Supplemental report not in file.		Reviewer Comment (2024-07-30): FTP provided Reviewer Comment (2024-07-29): The same documents were provided that were in file at time of review. Please review the original condition. Exception remains.	07/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816151	xxxxxx	31166334	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run for Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-29): A FraudGuard with the Settlement Agent included was provided.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816151	xxxxxx	31189372	xxxxxx	07/24/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title and Tax Cert reflect delinquent taxes not paid through closing.		Reviewer Comment (2024-07-29): Evidence of the delinquent taxes being paid was provided.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815049	xxxxxx	31168506	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Settlement Agent, xxxxxx.		Reviewer Comment (2024-07-29): Updated report provided to include Settlement Agent.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815049	xxxxxx	31168537	xxxxxx	07/24/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx , Borrower: xxxxxx			Reviewer Comment (2024-08-01): Received ACH document. Exception cleared. Reviewer Comment (2024-07-29): The ACH is incomplete. The Yes, I would like to enroll in ACH was not checked, the evening phone number, mortgage number, financial institution phone and financial institution address was not completed.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815049	xxxxxx	31189607	xxxxxx	07/24/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $22,019.62 is less than Cash From Borrower $107,974.35.	Foreign assets can only be utilized if transferred to a xxxxxx account 10 days prior to closing unless the foreign bank has xxxxxx branches and xxxxxx insured or verified funds for closing are wired to the closing agent. Wire was not provided, funds were not transferred to a xxxxxx account and foreign banks do not have xxxxxx branches that are xxxxxx insured.		Reviewer Comment (2024-07-29): Wire funds out for transaction from accounts provided in file.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175720	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception: DSCR program requires a maximum 2 acres; however, the subject property is xxxxxx acres but not in a Rural area. However, comp factors are incorrect. The loan is short reserves. 1031 exchange funds cannot be used for reserves per guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-29): The client elects to waive.			07/29/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175887	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2024-07-24): Received Operating Agreement. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175889	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2024-07-24): Borrower is a single member LLC. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175891	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2024-07-24): Received Certificate of Good Standing. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175892	xxxxxx	07/22/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2024-07-24): Received Articles of Organization. Exception cleared.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31175949	xxxxxx	07/22/2024	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The loan does not meet the minimum 12 months reserves for an escrow waiver.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors			07/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31177869	xxxxxx	07/22/2024	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors			07/30/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31178224	xxxxxx	07/22/2024	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note has the Borrowing Entity and Guarantor, however the Trust is not reflected as reflected on the Note.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-22): Client elects to waive			07/22/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	813021	xxxxxx	31178238	xxxxxx	07/22/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 1.2024 mortgage payment for the primary residence for xxxxxx Bank xxxxxx. Per guidelines, history must be within 45 days of application date. DLA xxxxxx and application date xxxxxx .		Reviewer Comment (2024-07-29): Received Credit Supplement with DLA xxxxxx 24. Exception cleared.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816644	xxxxxx	31188628	xxxxxx	07/24/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Rental income was used to qualify which require 2 months rent receipt. 2 months rent receipts were provided into account xxxxxx owned by xxxxxx. There is no evidence of borrower ownership of this account.		Reviewer Comment (2024-07-29): Ownership in LLC provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818050	xxxxxx	31174026	xxxxxx	07/25/2024	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Award Letter / Continuance Letter	The loan was approved using pension income for xxxxxx in the amount of xxxxxx. The file does not contain any documentation to verify the pension income. One of the following is required to be provided: Statement from the organization providing the income, or Retirement award letter or benefit statement, or One (1) month financial or bank account statement evidencing the source/deposit, or Signed federal income tax return, or IRS W-2 form, or IRS 1099 form.		Reviewer Comment (2024-07-29): Received documentation that verifies the pension income. Exception cleared.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	814693	xxxxxx	31174431	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided				Reviewer Comment (2024-07-30): Received Flood Certificate. Exception cleared. Reviewer Comment (2024-07-29): Flood Certificate not provided in file. Please try uploading again.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31174438	xxxxxx	07/25/2024	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2024-07-29): CDA not provided in File. Please try uploading again.	07/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31174454	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-08-06): Received ACH information. Exception Cleared. Reviewer Comment (2024-08-01): The same documents were provided that were in file at time of review. Please review the original condition and provide ACH document. Exception remains.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31174482	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Settlement Agent, xxxxxx; Seller's Agent, xxxxxx; Broker, xxxxxx; Appraiser, xxxxxx		Reviewer Comment (2024-07-29): Received Updated Fraud Report. Exception cleared.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31192687	xxxxxx	07/25/2024	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Provide currency converter for xxxxxx		Reviewer Comment (2024-07-29): Per seller, account not used to qualify. Excluded. Loan still qualifies.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31192706	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Borrower Contact Sheet		Reviewer Comment (2024-08-01): Borrower Contact Consent Form provided.	08/01/2024			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31192708	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-29): Approval provided	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31192760	xxxxxx	07/25/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Not addressed		Reviewer Comment (2024-07-29): Updated fraud report provided with alerts cleared	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	814693	xxxxxx	31200005	xxxxxx	07/25/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's county of origin, xxxxxx is on the OFAC sanctions list.		Reviewer Comment (2024-07-30): The VISA was issued out of xxxxxx.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	N/A	N/A	D	A		N/A	No	Property Focused
xxxxxx	815620	xxxxxx	31174064	xxxxxx	07/25/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The application reflects borrower's primary residence is rented. However, as per LOX in file borrower lives rent free and as per fraud report the property is in non-borrower's name. Provided corrected application.		Reviewer Comment (2024-07-26): Corrected application provided	07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815620	xxxxxx	31174068	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2024-07-26): Approval provided	07/26/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815620	xxxxxx	31200173	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Investment Property Only is not checked. Must be updated by the borrower.		Reviewer Comment (2024-07-29): Received Non-Owner Occupancy Declaration. Exception cleared.	07/29/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815879	xxxxxx	31192827	xxxxxx	07/25/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property from the Corporation to the Borrower.		Reviewer Comment (2024-07-29): Received Deed transferring the property from the Corporation to the Borrower. Exception cleared.	07/29/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815082	xxxxxx	31181981	xxxxxx	07/25/2024	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx			Reviewer Comment (2024-07-30): Received Hazard Insurance Policy. Exception cleared.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815082	xxxxxx	31182137	xxxxxx	07/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim xxxxxx)	The file contains an incomplete Closing Disclosure with a Closing Date of xxxxxx and no Date Issued. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2024-08-02): Received LOA to remove incomplete CD , from testing as not provided to the borrower. Reviewer Comment (2024-08-01): LOA was not located in loan file. Letter of Attestation required indicating CD with xxxxxx closing date and blank interest rate and monthly payment was not issued to the borrower. Reviewer Comment (2024-07-31): Please provide attestation that CD with xxxxxx closing date that has a blank Date Issued, blank Product, 0% interest and Monthly P&I, blank and blank page 5 loan calculations table was not provided to consumer to be excluded from testing.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	815082	xxxxxx	31182149	xxxxxx	07/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	The file contains an incomplete Closing Disclosure with a Closing Date of xxxxxx and no Date Issued. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.	Reviewer Comment (2024-08-02): Received LOA to remove incomplete CD , from testing as not provided to the borrower.

Reviewer Comment (2024-07-31): Please provide attestation that CD with xxxxxx closing date that has  a blank Date Issued, blank Product, 0% interest and Monthly P&I, blank and blank page 5 loan calculations table was not provided to consumer to be excluded from testing.

Reviewer Comment (2024-07-30): Documents 165 is incomplete CD and has closing date xxxxxx . If the CD were not provided to the borrower, Please provide Letter of Attestation indicating the document ID 165 were never provided to the borrower and SitusAMC will review for re-testing.
															08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	815082	xxxxxx	31182150	xxxxxx	07/25/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The final Closing Disclosure did not provide the reason for not having an escrow account.		Reviewer Comment (2024-07-31): Cure docs received Reviewer Comment (2024-07-30): SitusAMC received PCCD. Missing LOE to borrower.		07/31/2024		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	817533	xxxxxx	31195121	xxxxxx	07/26/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Signor for the selling trust, xxxxxx; Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-01): Received updated Fraud Report. Exception cleared. Reviewer Comment (2024-07-30): Received updated Fraud Report, however there are red flags which are not addressed. Exception remains.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	815351	xxxxxx	31183279	xxxxxx	07/26/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The initial Loan Estimate was provided to the borrower on xxxxxx electronically; however, the borrower did not consent until xxxxxx .		Reviewer Comment (2024-07-30): SitusAMC received earliest e-consent.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815351	xxxxxx	31199752	xxxxxx	07/26/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-29): Client elects to waive			07/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	817466	xxxxxx	31200002	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Buyer's Broker, xxxxxx.		Reviewer Comment (2024-07-30): Received updated Fraud Report. Exception cleared.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816452	xxxxxx	31185941	xxxxxx	07/29/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA address does not match with the Note. xxxxxx Vs xxxxxx. Please provide corrected CDA.		Reviewer Comment (2024-08-01): Updated CDA provided	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816452	xxxxxx	31213901	xxxxxx	07/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are two PPP's in the file executed by the borrower. 1 has handwritten changes changing the term from 5% to 3%, 2%, 1%. These changes were signed by two parties and notarized, however neither additional party signature appear to be the borrower. The Final CD in file matches the 5% term.		Reviewer Comment (2024-08-02): LOE and evidence of delivery received Reviewer Comment (2024-08-01): Provide the LOE to borrower and evidence of delivery to the borrower notifying them of the correct PPP and the other is null and void since they executed it and it was notarized.	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816935	xxxxxx	31199651	xxxxxx	07/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The mortgage history does not appear on the credit report for the subject property. Payoff & VOM were provided. Provide copy of the original Note & 6 months pay history.		Reviewer Comment (2024-08-12): Copy of the original Note provided Reviewer Comment (2024-08-07): Received 6 months pay history. Provide copy of the original Note. Exception remains.	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816935	xxxxxx	31199699	xxxxxx	07/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The mortgage history does not appear on the credit report for the borrower's primary residence. Provide copy of the VOM, original Note & 6 months pay history.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2024-08-14): Client elects to waive with verified compensation factors

Reviewer Comment (2024-08-12): The mortgage statement and payoff do not clear this condition as these documents do not always reflect all obligators. A copy of the Note will be required to support the borrower is not obligated to the lien as, based on pay history via cancelled checks, the borrower is the one paying the debt. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2024-08-07): Received 6 months pay history. Provide copy of the VOM and original Note. Exception remains.
																	08/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816935	xxxxxx	31214024	xxxxxx	07/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit report reflects the mortgage with xxxxxx was modified. Provide the modification agreement.		Reviewer Comment (2024-08-07): Mod provided. > 12 months old.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815870	xxxxxx	31188970	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2024-07-31): Received ACH Verification. Exception cleared.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815870	xxxxxx	31214185	xxxxxx	07/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		H-O6 Policy reflects city of xxxxxx vs xxxxxx.		Reviewer Comment (2024-07-31): Received updated HOI policy.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817061	xxxxxx	31194554	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing the full fraud report. The fraud report must contain all required participants (Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents)		Reviewer Comment (2024-08-01): Updated report provided with Settlement Agent run Reviewer Comment (2024-08-01): Received Fraud Report. OFAC Search run is missing for Settlement Agents. Exception remains. Reviewer Comment (2024-07-31): No new document received. Please try uploading again.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817061	xxxxxx	31194566	xxxxxx	07/29/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-30): The final title policy was provided.	07/30/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817061	xxxxxx	31194589	xxxxxx	07/29/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2024-07-30): The final title policy was provided.	07/30/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	817061	xxxxxx	31211642	xxxxxx	07/29/2024	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Property condition not provided.		Per guidelines, an AVM provided for the primary valuation must contain a Property Condition Inspection.		Reviewer Comment (2024-07-30): A Property Condition Report was provided.	07/30/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	816231	xxxxxx	31189702	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The Fraud Report provided does not appear to be for this transaction. Page 1 reflects the subject property run was for a property on xxxxxx when subject property address is on xxxxxx.		Reviewer Comment (2024-08-06): Received Fraud Report for the subject property address. Exception cleared. Reviewer Comment (2024-08-01): The same documents were provided that were in file at time of review. Please review the original condition. Provide the Fraud Report for the subject property address with address on xxxxxx Exception remains.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31203740	xxxxxx	07/29/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on HOI reflects xxxxxx vs. xxxxxx per the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-02): Client elects to waive with verified compensation factors			08/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31217388	xxxxxx	07/29/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		Refinance – The market rent for the accessory unit should be documented on xxxxxx Form 1007 and the file must include a copy of the current lease agreement with two (2) months proof of current receipt. Lease was provided (appear 1 tenant rents main dwelling and ADU). Provide 2 months rent receipt.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-02): Client elects to waive with verified compensation factors			08/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31217392	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Provide the Operating Agreement or Borrowing Cert.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-06): Client elects to waive with verified compensation factors Reviewer Comment (2024-08-06): The same documents were provided that were in file at time of review. Please review the original condition and provide Operating Agreement or Borrowing Cer. Exception remains. Reviewer Comment (2024-07-31): Operating Agreement not received. Kindly provide Operation Agreement.			08/06/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31217430	xxxxxx	07/29/2024	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		The LOE on C/O provided reflects one of the reasons that the C/O proceeds will be used to pay off obligations. Only business obligations are allowed for DSCR Cash-Out refinances.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-02): The client elects to waive with verified compensation factors. The obligations appear to the existing mortgage that was paid off at closing.			08/02/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31217445	xxxxxx	07/29/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence on 6th place is free and clear.		Reviewer Comment (2024-08-05): Received Property profile reflecting non-borrower is liable for mortgage. Exception cleared. Reviewer Comment (2024-08-01): The initial, unsigned, Loan Agreement/TIL is not acceptable. Provide the Note to verify the primary residence is only in the non-borrower's name or the property profile report verifying the lien is only in the non-borrower's name.	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816231	xxxxxx	31217500	xxxxxx	07/29/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance Only is not checked. Must be updated by the borrower.		Reviewer Comment (2024-07-31): Received Occupancy Declaration. Exception Cleared.	07/31/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818645	xxxxxx	31203876	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-07-29): Client elects to waive			07/29/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816873	xxxxxx	31206410	xxxxxx	07/31/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2024-07-30): Client elects to waive			07/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	818670	xxxxxx	31211567	xxxxxx	07/31/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the loan to be qualified on the lower of the current appraised value or the property's purchase price plus documented improvements when the property has been owned for less than 12 months but greater than 6 months. The property has been owned since xxxxxx and the application on xxxxxx ; therefore, the property has been owned less than 12 months. The file does not contain any documentation to verify the improvements; therefore, should have been qualified on the original purchase price of xxxxxx; however, the loan was qualified on the appraised value of xxxxxx.		Reviewer Comment (2024-08-05): PC-CD and Final SS provided. Guidelines allow for R/T up to the greater of $2,000 or 1% of the loan amount. Borrower received < 1% of the loan amount back at closing. Reviewer Comment (2024-08-02): Loan is not a R/T but xxxxxx Borrower is receiving C/O > $2,000 or 1% of the new loan amount (guidelines).	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818670	xxxxxx	31213231	xxxxxx	07/31/2024	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The borrower is permanent resident alien and the file is missing the Perm Resident Card.		Reviewer Comment (2024-08-02): Perm resident card provided	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818670	xxxxxx	31237640	xxxxxx	07/31/2024	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Rate and Term: The subject property may not currently be listed For Sale, and must have been taken off the market on or before the application date. If the subject property was listed For Sale within 6 months prior to the application date, the documentation must include a signed statement from the borrowers indicating their intent to retain the property. LOE was not provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-14): The client elects to waive. Reviewer Comment (2024-08-08): The occupancy cert and borrower contact sheet was uploaded which do not clear this condition. Please review the original condition for requirements per the guidelines. Reviewer Comment (2024-08-05): The PC-CD and Final SS do not clear this condition. Similar requirements are required for xxxxxx Updated condition. Reviewer Comment (2024-08-02): Loan is not a R/T but xxxxxx Borrower is receiving C/O > $2,000 or 1% of the new loan amount (guidelines).			08/14/2024	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	815814	xxxxxx	31199915	xxxxxx	07/31/2024	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate Subject Address does not match Note address. xxxxxx Vs xxxxxx.		Reviewer Comment (2024-08-02): Updated flood cert provided	08/02/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	815814	xxxxxx	31239300	xxxxxx	07/31/2024	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower has owned the current primary for 2 months. Previously rented. Investor exception in file for lack of 6 months pay history for private party VOR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-07-30): Client elects to waive with verified compensation factors			07/30/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817859	xxxxxx	31212211	xxxxxx	07/31/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Settlement Agent, xxxxxx.		Reviewer Comment (2024-08-01): Received OFAC Search run on Settlement Agent, xxxxxx. Exception cleared.	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817859	xxxxxx	31242396	xxxxxx	07/31/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Redemption of tax cert, item #12 not addressed. Taxes paid through closing are for 2023 per tax cert.		Reviewer Comment (2024-08-01): Received tax bills reflecting paid in full for 2022/2023	08/01/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818270	xxxxxx	31204303	xxxxxx	07/12/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within CA or NV and does not reflect a coverage amount.		Reviewer Comment (2024-07-16): Final Title provided and updated. Exception cleared	07/16/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818270	xxxxxx	31204304	xxxxxx	07/12/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	File is missing a copy of the final title policy.		Reviewer Comment (2024-07-16): Final Title provided and updated. Exception cleared	07/16/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818270	xxxxxx	31204305	xxxxxx	07/12/2024	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Missing signed and dated Lender's Initial 1003.		Reviewer Comment (2024-07-16): Initial 1003 received. Exception cleared	07/16/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818267	xxxxxx	31204309	xxxxxx	07/05/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2024-07-17): Received Final title policy with coverage amount $xxxxxx, Exception cleared.	07/17/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818267	xxxxxx	31204310	xxxxxx	07/05/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.		Reviewer Comment (2024-07-17): Received Final title policy with coverage amount $xxxxxx, Exception cleared.	07/17/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818263	xxxxxx	31204312	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	No documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.		Reviewer Comment (2024-06-29): Received appraisal notice dated xxxxxx . Applying 3 day mailbox rule, appraisal received xxxxxx , which is not 3 business days prior to consummation. Client can elect to waive condition. Reviewer Comment (2024-06-24): Report date is used, as the effective date is the date report was assigned to the appraiser. We need evidence the appraisal with a report date of xxxxxx was provided to borrower at least 3 business days prior to consummation of the loan. Reviewer Comment (2024-06-20): Appraisal report dated xxxxxx missing evidence of receipt. Exception remains			07/03/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818263	xxxxxx	31204315	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: xxxxxx program disclosure not provided to the borrower within three (3) days of application.	xxxxxx program disclosure not provided to the borrower within three (3) days of application.		Reviewer Comment (2024-06-20): Disclosure received and associated. Exception Cleared	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818263	xxxxxx	31204316	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			Reviewer Comment (2024-06-20): Disclosure received and associated. Exception Cleared	06/20/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818263	xxxxxx	31204318	xxxxxx	06/07/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,339.00 exceeds tolerance of $4,225.00 plus 10% or $4,647.50. Insufficient or no cure was provided to the borrower. xxxxxx	Total amount of $5,339.00 exceeds tolerance of $4,225.00 plus 10% or $4,647.50. Insufficient or no cure provided to the borrower at closing.	Reviewer Comment (2024-06-24): SitusAMC received lender attestation regarding system issues to disclose section E fees and part of tax stamp included in recording fees. The tax stamps amt totaled $2155, which matched to final LE. Recording fee amount only $18.50 + $197 = $178.50 and reduced from LE. No 10% tolerance violation.

Reviewer Comment (2024-06-21): SitusAMC: provided document was not readable and provided COC xxxxxx does not give sufficient information as to what information was received that impact to the fee was companied on LE. Please provide additional information with corrected document to reevaluate this exception or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2024-06-20): SitusAMC received LOC for rebuttal response, but, SitusAMC not able to read the document due to the LOX didn't received a proper format. Please provide corrected document to reevaluate this exception or Cure would be due to borrower.

Reviewer Comment (2024-06-17): SitusAMC received COC however, this does not provide sufficient information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in increase in recording fee.

Reviewer Comment (2024-06-12): SitusAMC received rebuttal, however title fees and recording fee increased from LE to CD. Recording fee was disclosed as $475 on LE and on CD fee increased to $1839.50. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															06/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818266	xxxxxx	31204333	xxxxxx	07/08/2024	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary	Final Title policy is not provided.		Reviewer Comment (2024-07-19): Final Title Policy received, exception cleared.	07/19/2024			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818266	xxxxxx	31204337	xxxxxx	07/08/2024	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy amount not provided.		Reviewer Comment (2024-07-19): Final Title Policy received, exception cleared.	07/19/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817221	xxxxxx	31225272	xxxxxx	08/01/2024	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA reflects xxxxxx; Note reflects xxxxxx		Reviewer Comment (2024-08-06): Updated CDA received	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817221	xxxxxx	31247830	xxxxxx	08/01/2024	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2024-08-06): A fraud report with all red flags addressed was provided. Reviewer Comment (2024-08-05): The updated fraud report provided still does not reflect all high risk red flags addressed.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817015	xxxxxx	31219605	xxxxxx	08/01/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC were not performed on the Appraiser xxxxxx.		Reviewer Comment (2024-08-06): Ofac Search received.	08/06/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818278	xxxxxx	31239304	xxxxxx	08/02/2024	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects units xxxxxx. None of the other documents reflect units.		Reviewer Comment (2024-08-08): Updated HOI provided	08/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818278	xxxxxx	31239375	xxxxxx	08/02/2024	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Asset accounts xxxxxx & xxxxxx are vested in the xxxxxx. Provide the Trust Agreement. Accounts are needed as 1031 exchange funds cannot be utilized for reserves per guidelines.		Reviewer Comment (2024-08-05): Cert of Trust provided	08/05/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818278	xxxxxx	31246745	xxxxxx	08/02/2024	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide primary residence and other real estate owned on schedule of RE owned on final 1003.		Reviewer Comment (2024-08-08): Received corrected 1003. Exception cleared.	08/08/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816615	xxxxxx	31218826	xxxxxx	07/18/2024	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: xxxxxx	Lease Agreement is missing in file.		Reviewer Comment (2024-07-24): Received clarification/approval/documentation from lender. Condition cleared. Reviewer Comment (2024-07-22): Appraisal has listed as tenant however, lease agreement is required for Cash-out transaction. Exception remains.	07/24/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	816052	xxxxxx	31218833	xxxxxx	07/23/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2024-07-23): Client elects to waive with compensating factors.			07/23/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818740	xxxxxx	31218926	xxxxxx	07/03/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.	Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared. Reviewer Comment (2024-07-19): Exception Remains: Please provide proof of fees paid outside closing as disclosed in Final CD. Reviewer Comment (2024-07-18): Closing Statement Reflects Same Gift Funds Entries which are already been considered hence exception remains. Reviewer Comment (2024-07-15): Gift funds are still insufficient for reserves requirement. Exception remains	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218927	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation mismatch due to insufficient reserves.Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218928	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218929	xxxxxx	07/03/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218930	xxxxxx	07/03/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218931	xxxxxx	07/15/2024	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.	Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818740	xxxxxx	31218932	xxxxxx	07/15/2024	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Available for Reserves of $11,904.40 is less than Guideline Available for Reserves of $12,188.56.		Reviewer Comment (2024-07-23): Reserve requirement met, POC added into asset. Exception Cleared.	07/23/2024			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	818742	xxxxxx	31218935	xxxxxx	07/19/2024	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.	State Counseling Disclosure is missing in file.		Reviewer Comment (2024-07-23): Received	07/23/2024			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	816982	xxxxxx	31247935	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The title shows there is still an open mortgage from the previous owner (Item 12 c.). Provide the clear title policy.		Reviewer Comment (2024-08-07): Updated commitment provided removing old lien.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817371	xxxxxx	31247392	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Loan Officer, xxxxxx		Reviewer Comment (2024-08-07): Received updated Fraud Report. Exception cleared.	08/07/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817149	xxxxxx	31247436	xxxxxx	08/06/2024	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2024-08-08): Final SS provided	08/08/2024			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	817149	xxxxxx	31247465	xxxxxx	08/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines do not allow rural properties. The appraisal reflects the property is located in a xxxxxx on xxxxxx acres. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2024-08-05): Client elects to waive with verified compensation factors			08/05/2024	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	N/A	N/A	A	A		N/A	No	Property Focused
xxxxxx	818461	xxxxxx	31268391	xxxxxx	08/07/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The following are missing: Signor for the selling business, xxxxxx.		Reviewer Comment (2024-08-09): Settlement Statement provided with full name. Fraud report run on full legal name which is acceptable.	08/09/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	818461	xxxxxx	31276584	xxxxxx	08/07/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Report and Title Supplements reflect the address as xxxxxx vs. all other documents which reflect xxxxxx.		Reviewer Comment (2024-08-12): A Title Supplemental Report with the correct address was provided	08/12/2024			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused